UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2025

Item 1:	Report(s) to Shareholders.

Class VC

Lord Abbett Bond Debenture Portfolio

Annual Shareholder Report

December 31, 2025

www.lordabbett.com/seriesfunds

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Debenture Portfolio	$92	0.88%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.33%, reflecting performance at the net asset value (NAV) of Class VC shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Fund Performance

Total Return Based on $10,000 Investment

	Class VC	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,794	$9,842	$10,138
2/29/2016	$9,767	$9,888	$10,210
3/31/2016	$10,144	$10,325	$10,303
4/30/2016	$10,413	$10,737	$10,343
5/31/2016	$10,476	$10,815	$10,345
6/30/2016	$10,592	$10,932	$10,531
7/31/2016	$10,872	$11,208	$10,598
8/31/2016	$11,034	$11,458	$10,586
9/30/2016	$11,096	$11,532	$10,580
10/31/2016	$11,051	$11,568	$10,499
11/30/2016	$11,078	$11,522	$10,250
12/31/2016	$11,213	$11,749	$10,265
1/31/2017	$11,382	$11,907	$10,285
2/28/2017	$11,533	$12,092	$10,354
3/31/2017	$11,523	$12,067	$10,349
4/30/2017	$11,636	$12,203	$10,428
5/31/2017	$11,720	$12,312	$10,509
6/30/2017	$11,749	$12,325	$10,498
7/31/2017	$11,908	$12,467	$10,543
8/31/2017	$11,936	$12,464	$10,638
9/30/2017	$12,049	$12,576	$10,587
10/31/2017	$12,162	$12,625	$10,593
11/30/2017	$12,181	$12,591	$10,580
12/31/2017	$12,246	$12,628	$10,628
1/31/2018	$12,365	$12,709	$10,506
2/28/2018	$12,207	$12,591	$10,406
3/31/2018	$12,118	$12,513	$10,473
4/30/2018	$12,098	$12,596	$10,395
5/31/2018	$12,137	$12,594	$10,469
6/30/2018	$12,108	$12,638	$10,456
7/31/2018	$12,191	$12,779	$10,459
8/31/2018	$12,341	$12,871	$10,526
9/30/2018	$12,370	$12,946	$10,458
10/31/2018	$12,042	$12,734	$10,376
11/30/2018	$11,982	$12,619	$10,438
12/31/2018	$11,754	$12,342	$10,629
1/31/2019	$12,200	$12,909	$10,742
2/28/2019	$12,369	$13,127	$10,736
3/31/2019	$12,550	$13,255	$10,942
4/30/2019	$12,688	$13,441	$10,945
5/31/2019	$12,666	$13,270	$11,139
6/30/2019	$12,995	$13,595	$11,279
7/31/2019	$13,082	$13,665	$11,304
8/31/2019	$13,145	$13,718	$11,597
9/30/2019	$13,082	$13,762	$11,535
10/31/2019	$13,113	$13,794	$11,570
11/30/2019	$13,135	$13,831	$11,564
12/31/2019	$13,324	$14,120	$11,556
1/31/2020	$13,467	$14,121	$11,778
2/29/2020	$13,379	$13,902	$11,990
3/31/2020	$11,669	$12,266	$11,920
4/30/2020	$12,144	$12,732	$12,132
5/31/2020	$12,651	$13,310	$12,188
6/30/2020	$12,883	$13,437	$12,265
7/31/2020	$13,390	$14,074	$12,448
8/31/2020	$13,610	$14,215	$12,348
9/30/2020	$13,456	$14,068	$12,341
10/31/2020	$13,533	$14,131	$12,286
11/30/2020	$14,041	$14,697	$12,406
12/31/2020	$14,297	$14,978	$12,423
1/31/2021	$14,354	$15,036	$12,334
2/28/2021	$14,491	$15,088	$12,156
3/31/2021	$14,411	$15,114	$12,005
4/30/2021	$14,572	$15,280	$12,099
5/31/2021	$14,606	$15,324	$12,139
6/30/2021	$14,720	$15,532	$12,224
7/31/2021	$14,755	$15,587	$12,361
8/31/2021	$14,835	$15,673	$12,337
9/30/2021	$14,732	$15,679	$12,230
10/31/2021	$14,846	$15,650	$12,227
11/30/2021	$14,709	$15,488	$12,263
12/31/2021	$14,765	$15,779	$12,232
1/31/2022	$14,285	$15,346	$11,968
2/28/2022	$14,105	$15,209	$11,835
3/31/2022	$13,889	$15,070	$11,506
4/30/2022	$13,481	$14,522	$11,069
5/31/2022	$13,445	$14,557	$11,141
6/30/2022	$12,785	$13,565	$10,966
7/31/2022	$13,244	$14,383	$11,234
8/31/2022	$13,040	$14,041	$10,917
9/30/2022	$12,558	$13,478	$10,445
10/31/2022	$12,751	$13,862	$10,310
11/30/2022	$13,028	$14,122	$10,689
12/31/2022	$12,875	$14,018	$10,641
1/31/2023	$13,279	$14,566	$10,968
2/28/2023	$13,001	$14,380	$10,684
3/31/2023	$13,090	$14,540	$10,956
4/30/2023	$13,153	$14,683	$11,022
5/31/2023	$12,964	$14,544	$10,902
6/30/2023	$13,115	$14,782	$10,863
7/31/2023	$13,229	$14,994	$10,856
8/31/2023	$13,140	$15,039	$10,786
9/30/2023	$12,926	$14,863	$10,512
10/31/2023	$12,774	$14,679	$10,346
11/30/2023	$13,317	$15,350	$10,815
12/31/2023	$13,719	$15,917	$11,229
1/31/2024	$13,759	$15,921	$11,198
2/29/2024	$13,799	$15,968	$11,040
3/31/2024	$13,985	$16,160	$11,142
4/30/2024	$13,812	$15,999	$10,860
5/31/2024	$14,025	$16,182	$11,044
6/30/2024	$14,091	$16,339	$11,149
7/31/2024	$14,304	$16,661	$11,409
8/31/2024	$14,530	$16,927	$11,573
9/30/2024	$14,756	$17,204	$11,728
10/31/2024	$14,570	$17,110	$11,437
11/30/2024	$14,796	$17,308	$11,558
12/31/2024	$14,641	$17,234	$11,369
1/31/2025	$14,838	$17,473	$11,430
2/28/2025	$14,936	$17,588	$11,681
3/31/2025	$14,753	$17,400	$11,685
4/30/2025	$14,669	$17,402	$11,731
5/31/2025	$14,838	$17,695	$11,647
6/30/2025	$15,176	$18,025	$11,826
7/31/2025	$15,205	$18,098	$11,795
8/31/2025	$15,472	$18,320	$11,936
9/30/2025	$15,613	$18,461	$12,067
10/31/2025	$15,740	$18,499	$12,142
11/30/2025	$15,796	$18,592	$12,217
12/31/2025	$15,860	$18,714	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class VC at NAV	8.33%	2.10%	4.72%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$1,184,034,243
# of Portfolio Holdings	885
Portfolio Turnover Rate	306%
Total Advisory Fees Paid	$5,328,402

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.60%
Common Stocks	5.56%
Corporate Bonds	62.23%
Floating Rate Loans	2.07%
Foreign Government Obligations	7.24%
Government Sponsored Enterprises Pass-Throughs	10.40%
Investments in Underlying Funds	1.16%
Municipal Bonds	0.50%
Non-Agency Commercial Mortgage-Backed Securities	5.71%
Preferred Stocks	0.18%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	1.86%
Time DepositsFootnote Reference(a)	0.21%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class VC

Lord Abbett Bond Debenture Portfolio

Annual Shareholder Report

December 31, 2025

www.lordabbett.com/seriesfunds

TSR-A-593-VC

02/26

Class VC

Lord Abbett Fundamental Equity Portfolio

Annual Shareholder Report

December 31, 2025

www.lordabbett.com/seriesfunds

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Portfolio	$116	1.08%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 14.29%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 15.91% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RTX Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class VC	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,423	$9,483	$9,471	$9,436	$9,504
2/29/2016	$9,367	$9,481	$9,474	$9,433	$9,491
3/31/2016	$9,963	$10,164	$10,164	$10,097	$10,135
4/30/2016	$10,252	$10,377	$10,378	$10,159	$10,174
5/31/2016	$10,442	$10,538	$10,541	$10,341	$10,357
6/30/2016	$10,448	$10,630	$10,629	$10,362	$10,384
7/31/2016	$10,731	$10,938	$10,957	$10,774	$10,766
8/31/2016	$10,835	$11,023	$11,055	$10,801	$10,782
9/30/2016	$10,842	$11,000	$11,040	$10,818	$10,784
10/31/2016	$10,669	$10,829	$10,855	$10,584	$10,587
11/30/2016	$11,353	$11,448	$11,537	$11,058	$10,979
12/31/2016	$11,574	$11,734	$11,840	$11,274	$11,196
1/31/2017	$11,650	$11,818	$11,911	$11,486	$11,408
2/28/2017	$11,954	$12,242	$12,318	$11,913	$11,861
3/31/2017	$11,751	$12,117	$12,194	$11,921	$11,875
4/30/2017	$11,783	$12,095	$12,177	$12,047	$11,997
5/31/2017	$11,821	$12,083	$12,136	$12,171	$12,166
6/30/2017	$12,004	$12,280	$12,351	$12,280	$12,242
7/31/2017	$12,106	$12,444	$12,509	$12,512	$12,494
8/31/2017	$12,017	$12,299	$12,351	$12,536	$12,532
9/30/2017	$12,361	$12,663	$12,754	$12,842	$12,790
10/31/2017	$12,482	$12,755	$12,841	$13,122	$13,089
11/30/2017	$12,878	$13,146	$13,233	$13,521	$13,490
12/31/2017	$13,030	$13,337	$13,402	$13,656	$13,640
1/31/2018	$13,624	$13,853	$13,894	$14,375	$14,421
2/28/2018	$12,919	$13,192	$13,228	$13,846	$13,890
3/31/2018	$12,698	$12,959	$13,024	$13,568	$13,537
4/30/2018	$12,657	$13,002	$13,081	$13,619	$13,589
5/31/2018	$12,698	$13,079	$13,210	$14,004	$13,916
6/30/2018	$12,629	$13,112	$13,247	$14,095	$14,002
7/31/2018	$13,167	$13,631	$13,749	$14,563	$14,523
8/31/2018	$13,376	$13,832	$13,961	$15,074	$14,996
9/30/2018	$13,432	$13,860	$13,961	$15,099	$15,081
10/31/2018	$12,694	$13,142	$13,199	$13,988	$14,050
11/30/2018	$13,119	$13,534	$13,580	$14,268	$14,337
12/31/2018	$11,967	$12,235	$12,253	$12,940	$13,042
1/31/2019	$12,780	$13,187	$13,233	$14,051	$14,087
2/28/2019	$13,153	$13,608	$13,662	$14,545	$14,540
3/31/2019	$13,229	$13,695	$13,715	$14,757	$14,822
4/30/2019	$13,686	$14,181	$14,204	$15,346	$15,422
5/31/2019	$12,594	$13,269	$13,273	$14,353	$14,442
6/30/2019	$13,458	$14,221	$14,219	$15,361	$15,460
7/31/2019	$13,662	$14,339	$14,330	$15,590	$15,682
8/31/2019	$13,230	$13,918	$13,884	$15,272	$15,434
9/30/2019	$13,755	$14,414	$14,393	$15,540	$15,723
10/31/2019	$13,772	$14,616	$14,604	$15,875	$16,063
11/30/2019	$14,196	$15,068	$15,048	$16,478	$16,646
12/31/2019	$14,542	$15,482	$15,470	$16,954	$17,149
1/31/2020	$14,093	$15,149	$15,104	$16,935	$17,142
2/29/2020	$12,757	$13,682	$13,641	$15,549	$15,731
3/31/2020	$10,462	$11,344	$11,243	$13,410	$13,788
4/30/2020	$11,658	$12,619	$12,514	$15,187	$15,555
5/31/2020	$12,194	$13,051	$12,939	$15,999	$16,296
6/30/2020	$12,194	$12,965	$12,879	$16,364	$16,620
7/31/2020	$12,673	$13,477	$13,375	$17,294	$17,558
8/31/2020	$13,255	$14,035	$13,937	$18,546	$18,820
9/30/2020	$12,726	$13,690	$13,577	$17,871	$18,105
10/31/2020	$12,665	$13,510	$13,436	$17,485	$17,623
11/30/2020	$14,285	$15,327	$15,290	$19,613	$19,552
12/31/2020	$14,800	$15,915	$15,914	$20,495	$20,304
1/31/2021	$14,675	$15,769	$15,832	$20,404	$20,099
2/28/2021	$15,513	$16,722	$16,825	$21,042	$20,653
3/31/2021	$16,341	$17,706	$17,807	$21,796	$21,558
4/30/2021	$17,009	$18,414	$18,494	$22,919	$22,708
5/31/2021	$17,348	$18,844	$18,935	$23,024	$22,867
6/30/2021	$17,152	$18,628	$18,726	$23,592	$23,401
7/31/2021	$17,312	$18,777	$18,820	$23,991	$23,956
8/31/2021	$17,802	$19,149	$19,202	$24,675	$24,685
9/30/2021	$17,295	$18,483	$18,552	$23,568	$23,537
10/31/2021	$18,284	$19,421	$19,479	$25,161	$25,186
11/30/2021	$17,811	$18,737	$18,794	$24,778	$25,011
12/31/2021	$18,842	$19,919	$19,952	$25,754	$26,132
1/31/2022	$18,158	$19,455	$19,442	$24,239	$24,780
2/28/2022	$18,083	$19,229	$19,250	$23,628	$24,038
3/31/2022	$18,205	$19,772	$19,783	$24,395	$24,931
4/30/2022	$16,874	$18,657	$18,640	$22,206	$22,757
5/31/2022	$17,221	$19,020	$19,002	$22,176	$22,798
6/30/2022	$15,638	$17,358	$17,329	$20,321	$20,916
7/31/2022	$16,629	$18,509	$18,510	$22,227	$22,845
8/31/2022	$16,188	$17,957	$17,956	$21,397	$21,913
9/30/2022	$14,722	$16,383	$16,366	$19,413	$19,895
10/31/2022	$16,303	$18,062	$18,067	$21,005	$21,506
11/30/2022	$17,270	$19,191	$19,161	$22,102	$22,708
12/31/2022	$16,584	$18,418	$18,360	$20,808	$21,399
1/31/2023	$17,547	$19,372	$19,357	$22,241	$22,744
2/28/2023	$17,219	$18,689	$18,689	$21,721	$22,189
3/31/2023	$16,792	$18,603	$18,527	$22,302	$23,004
4/30/2023	$17,109	$18,883	$18,765	$22,539	$23,363
5/31/2023	$16,486	$18,155	$18,060	$22,627	$23,464
6/30/2023	$17,613	$19,361	$19,273	$24,172	$25,015
7/31/2023	$18,297	$20,042	$19,996	$25,039	$25,818
8/31/2023	$17,924	$19,501	$19,431	$24,555	$25,407
9/30/2023	$17,145	$18,748	$18,665	$23,386	$24,196
10/31/2023	$16,629	$18,087	$17,981	$22,766	$23,687
11/30/2023	$18,012	$19,451	$19,352	$24,888	$25,850
12/31/2023	$19,011	$20,529	$20,500	$26,209	$27,025
1/31/2024	$19,102	$20,550	$20,464	$26,499	$27,479
2/29/2024	$20,098	$21,308	$21,214	$27,933	$28,946
3/31/2024	$21,129	$22,373	$22,267	$28,835	$29,878
4/30/2024	$20,200	$21,418	$21,289	$27,566	$28,657
5/31/2024	$21,049	$22,097	$21,982	$28,868	$30,078
6/30/2024	$20,868	$21,889	$21,766	$29,762	$31,157
7/31/2024	$21,808	$23,008	$22,954	$30,315	$31,537
8/31/2024	$22,182	$23,625	$23,515	$30,975	$32,302
9/30/2024	$22,250	$23,953	$23,826	$31,616	$32,992
10/31/2024	$22,204	$23,689	$23,559	$31,384	$32,692
11/30/2024	$23,529	$25,202	$25,101	$33,471	$34,611
12/31/2024	$22,176	$23,478	$23,365	$32,448	$33,786
1/31/2025	$23,347	$24,565	$24,416	$33,473	$34,727
2/28/2025	$22,985	$24,665	$24,465	$32,831	$34,274
3/31/2025	$21,935	$23,980	$23,749	$30,916	$32,343
4/30/2025	$21,295	$23,249	$23,015	$30,709	$32,124
5/31/2025	$22,116	$24,065	$23,830	$32,655	$34,146
6/30/2025	$22,997	$24,888	$24,661	$34,314	$35,882
7/31/2025	$23,489	$25,031	$24,815	$35,070	$36,687
8/31/2025	$23,985	$25,829	$25,661	$35,881	$37,431
9/30/2025	$24,703	$26,215	$26,050	$37,120	$38,797
10/31/2025	$24,505	$26,330	$26,163	$37,915	$39,706
11/30/2025	$25,211	$27,030	$26,860	$38,019	$39,803
12/31/2025	$25,346	$27,213	$27,036	$38,012	$39,827

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class VC at NAV	14.29%	11.36%	9.75%
Russell 1000 Value Index	15.91%	11.33%	10.53%
Russell 3000 Value Index	15.71%	11.18%	10.46%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$211,155,319
# of Portfolio Holdings	56
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$1,287,820

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.74%
Consumer Discretionary	7.00%
Consumer Staples	4.80%
Energy	6.17%
Financials	24.72%
Health Care	12.22%
Industrials	18.08%
Information Technology	11.79%
Materials	3.43%
Real Estate	1.63%
Utilities	4.71%
Repurchase Agreements	0.64%
Money Market FundsFootnote Reference(a)	0.06%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class VC

Lord Abbett Fundamental Equity Portfolio

Annual Shareholder Report

December 31, 2025

www.lordabbett.com/seriesfunds

TSR-A-1401-VC

02/26

Class VC

Lord Abbett Growth Opportunities Portfolio

Annual Shareholder Report

December 31, 2025

www.lordabbett.com/seriesfunds

This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Opportunities Portfolio	$120	1.13%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 12.94%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 8.66% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Freshpet, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class VC	Russell Midcap Growth Index	Russell Midcap Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,150	$9,243	$9,345	$9,504
2/29/2016	$9,133	$9,388	$9,450	$9,491
3/31/2016	$9,790	$10,058	$10,224	$10,135
4/30/2016	$9,806	$10,052	$10,333	$10,174
5/31/2016	$10,135	$10,217	$10,502	$10,357
6/30/2016	$10,051	$10,215	$10,550	$10,384
7/31/2016	$10,470	$10,721	$11,031	$10,766
8/31/2016	$10,369	$10,689	$11,004	$10,782
9/30/2016	$10,318	$10,684	$11,026	$10,784
10/31/2016	$9,920	$10,250	$10,676	$10,587
11/30/2016	$10,259	$10,696	$11,252	$10,979
12/31/2016	$10,123	$10,733	$11,380	$11,196
1/31/2017	$10,572	$11,091	$11,654	$11,408
2/28/2017	$10,724	$11,410	$11,984	$11,861
3/31/2017	$10,817	$11,473	$11,966	$11,875
4/30/2017	$11,071	$11,643	$12,058	$11,997
5/31/2017	$11,317	$11,921	$12,168	$12,166
6/30/2017	$11,376	$11,956	$12,289	$12,242
7/31/2017	$11,486	$12,156	$12,470	$12,494
8/31/2017	$11,622	$12,242	$12,373	$12,532
9/30/2017	$11,860	$12,588	$12,716	$12,790
10/31/2017	$12,090	$12,940	$12,928	$13,089
11/30/2017	$12,431	$13,373	$13,363	$13,490
12/31/2017	$12,443	$13,445	$13,487	$13,640
1/31/2018	$13,065	$14,206	$13,995	$14,421
2/28/2018	$12,679	$13,760	$13,417	$13,890
3/31/2018	$12,679	$13,737	$13,425	$13,537
4/30/2018	$12,556	$13,607	$13,405	$13,589
5/31/2018	$12,986	$14,116	$13,709	$13,916
6/30/2018	$12,995	$14,171	$13,804	$14,002
7/31/2018	$13,342	$14,475	$14,147	$14,523
8/31/2018	$13,927	$15,309	$14,587	$14,996
9/30/2018	$14,007	$15,244	$14,493	$15,081
10/31/2018	$12,722	$13,735	$13,289	$14,050
11/30/2018	$13,138	$14,084	$13,616	$14,337
12/31/2018	$12,083	$12,806	$12,265	$13,042
1/31/2019	$13,317	$14,278	$13,589	$14,087
2/28/2019	$14,182	$15,115	$14,172	$14,540
3/31/2019	$14,435	$15,319	$14,294	$14,822
4/30/2019	$14,989	$16,008	$14,838	$15,422
5/31/2019	$14,412	$15,087	$13,927	$14,442
6/30/2019	$15,358	$16,146	$14,884	$15,460
7/31/2019	$15,611	$16,523	$15,096	$15,682
8/31/2019	$15,328	$16,222	$14,666	$15,434
9/30/2019	$15,127	$16,038	$14,955	$15,723
10/31/2019	$15,505	$16,335	$15,112	$16,063
11/30/2019	$16,225	$17,148	$15,652	$16,646
12/31/2019	$16,477	$17,348	$16,012	$17,149
1/31/2020	$16,819	$17,511	$15,883	$17,142
2/29/2020	$15,731	$16,303	$14,504	$15,731
3/31/2020	$13,200	$13,872	$11,677	$13,788
4/30/2020	$15,224	$16,044	$13,354	$15,555
5/31/2020	$16,870	$17,656	$14,293	$16,296
6/30/2020	$17,401	$18,070	$14,550	$16,620
7/31/2020	$18,757	$19,513	$15,405	$17,558
8/31/2020	$19,443	$20,044	$15,946	$18,820
9/30/2020	$19,342	$19,763	$15,636	$18,105
10/31/2020	$19,545	$19,788	$15,736	$17,623
11/30/2020	$21,909	$22,445	$17,911	$19,552
12/31/2020	$22,966	$23,522	$18,750	$20,304
1/31/2021	$22,519	$23,444	$18,700	$20,099
2/28/2021	$23,329	$23,844	$19,742	$20,653
3/31/2021	$22,603	$23,389	$20,276	$21,558
4/30/2021	$23,916	$24,703	$21,309	$22,708
5/31/2021	$22,980	$24,326	$21,480	$22,867
6/30/2021	$24,321	$25,979	$21,796	$23,401
7/31/2021	$24,908	$26,246	$21,964	$23,956
8/31/2021	$25,614	$27,094	$22,522	$24,685
9/30/2021	$24,461	$25,781	$21,594	$23,537
10/31/2021	$25,816	$27,589	$22,879	$25,186
11/30/2021	$24,518	$26,423	$22,082	$25,011
12/31/2021	$24,449	$26,516	$22,984	$26,132
1/31/2022	$21,038	$23,094	$21,291	$24,780
2/28/2022	$20,788	$22,814	$21,138	$24,038
3/31/2022	$20,770	$23,180	$21,679	$24,931
4/30/2022	$18,591	$20,570	$20,009	$22,757
5/31/2022	$17,787	$19,774	$20,025	$22,798
6/30/2022	$16,877	$18,296	$18,026	$20,916
7/31/2022	$18,767	$20,535	$19,806	$22,845
8/31/2022	$17,969	$19,862	$19,184	$21,913
9/30/2022	$16,373	$18,176	$17,406	$19,895
10/31/2022	$17,293	$19,605	$18,951	$21,506
11/30/2022	$17,867	$20,671	$20,090	$22,708
12/31/2022	$16,495	$19,431	$19,004	$21,399
1/31/2023	$17,498	$21,126	$20,583	$22,744
2/28/2023	$17,068	$20,918	$20,083	$22,189
3/31/2023	$17,662	$21,206	$19,775	$23,004
4/30/2023	$17,089	$20,899	$19,671	$23,363
5/31/2023	$17,457	$20,912	$19,121	$23,464
6/30/2023	$18,419	$22,528	$20,717	$25,015
7/31/2023	$18,808	$23,210	$21,538	$25,818
8/31/2023	$17,846	$22,444	$20,791	$25,407
9/30/2023	$16,700	$21,351	$19,747	$24,196
10/31/2023	$15,452	$20,262	$18,760	$23,687
11/30/2023	$17,416	$22,733	$20,680	$25,850
12/31/2023	$18,255	$24,457	$22,278	$27,025
1/31/2024	$18,849	$24,325	$21,961	$27,479
2/29/2024	$20,711	$26,154	$23,188	$28,946
3/31/2024	$21,100	$26,779	$24,194	$29,878
4/30/2024	$19,811	$25,224	$22,887	$28,657
5/31/2024	$20,138	$25,493	$23,540	$30,078
6/30/2024	$20,588	$25,919	$23,384	$31,157
7/31/2024	$19,893	$26,076	$24,486	$31,537
8/31/2024	$20,773	$26,724	$24,982	$32,302
9/30/2024	$21,735	$27,614	$25,538	$32,992
10/31/2024	$22,451	$28,097	$25,401	$32,692
11/30/2024	$25,603	$31,842	$27,642	$34,611
12/31/2024	$23,842	$29,862	$25,697	$33,786
1/31/2025	$25,521	$31,768	$26,790	$34,727
2/28/2025	$23,003	$29,958	$26,028	$34,274
3/31/2025	$20,486	$27,736	$24,822	$32,343
4/30/2025	$22,021	$28,668	$24,566	$32,124
5/31/2025	$24,661	$31,416	$25,970	$34,146
6/30/2025	$26,135	$32,785	$26,940	$35,882
7/31/2025	$26,769	$33,451	$27,439	$36,687
8/31/2025	$27,670	$33,785	$28,125	$37,431
9/30/2025	$28,979	$33,696	$28,375	$38,797
10/31/2025	$29,123	$33,602	$28,140	$39,706
11/30/2025	$27,710	$32,889	$28,498	$39,803
12/31/2025	$26,928	$32,448	$28,420	$39,827

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class VC at NAV	12.94%	3.23%	10.41%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
Russell Midcap Index	10.60%	8.67%	11.01%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$76,642,380
# of Portfolio Holdings	78
Portfolio Turnover Rate	135%
Total Advisory Fees Paid	$498,524

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.29%
Consumer Discretionary	11.62%
Consumer Staples	0.81%
Financials	9.26%
Health Care	17.51%
Industrials	25.65%
Information Technology	23.87%
Repurchase Agreements	2.08%
Money Market FundsFootnote Reference(a)	0.82%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class VC

Lord Abbett Growth Opportunities Portfolio

Annual Shareholder Report

December 31, 2025

www.lordabbett.com/seriesfunds

TSR-A-1400-VC

02/26

Class VC

Lord Abbett Developing Growth Portfolio

Annual Shareholder Report

December 31, 2025

www.lordabbett.com/seriesfunds

This annual shareholder report contains important information about the Lord Abbett Developing Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Developing Growth Portfolio	$112	1.04%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 14.59%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 13.01% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve's (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Guardant Health, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Staples sector detracted from relative performance, led by an overweight allocation to Freshpet, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Global-e Online Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class VC	Russell 2000 Growth Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,707	$8,917	$9,504
2/29/2016	$8,469	$8,853	$9,491
3/31/2016	$8,954	$9,532	$10,135
4/30/2016	$8,895	$9,627	$10,174
5/31/2016	$9,147	$9,886	$10,357
6/30/2016	$9,160	$9,841	$10,384
7/31/2016	$9,865	$10,484	$10,766
8/31/2016	$9,964	$10,596	$10,782
9/30/2016	$10,139	$10,748	$10,784
10/31/2016	$9,430	$10,080	$10,587
11/30/2016	$9,906	$10,982	$10,979
12/31/2016	$9,740	$11,132	$11,196
1/31/2017	$10,135	$11,313	$11,408
2/28/2017	$10,512	$11,590	$11,861
3/31/2017	$10,557	$11,727	$11,875
4/30/2017	$10,642	$11,943	$11,997
5/31/2017	$10,705	$11,835	$12,166
6/30/2017	$10,992	$12,242	$12,242
7/31/2017	$11,190	$12,346	$12,494
8/31/2017	$11,235	$12,332	$12,532
9/30/2017	$11,769	$13,003	$12,790
10/31/2017	$12,124	$13,205	$13,089
11/30/2017	$12,429	$13,584	$13,490
12/31/2017	$12,654	$13,599	$13,640
1/31/2018	$13,143	$14,129	$14,421
2/28/2018	$13,269	$13,727	$13,890
3/31/2018	$13,570	$13,912	$13,537
4/30/2018	$13,871	$13,926	$13,589
5/31/2018	$15,281	$14,802	$13,916
6/30/2018	$15,573	$14,918	$14,002
7/31/2018	$15,505	$15,175	$14,523
8/31/2018	$17,503	$16,119	$14,996
9/30/2018	$17,454	$15,742	$15,081
10/31/2018	$15,007	$13,750	$14,050
11/30/2018	$14,850	$13,965	$14,337
12/31/2018	$13,272	$12,334	$13,042
1/31/2019	$15,382	$13,758	$14,087
2/28/2019	$17,056	$14,646	$14,540
3/31/2019	$16,875	$14,448	$14,822
4/30/2019	$17,285	$14,888	$15,422
5/31/2019	$16,833	$13,784	$14,442
6/30/2019	$18,385	$14,845	$15,460
7/31/2019	$18,911	$14,990	$15,682
8/31/2019	$17,901	$14,343	$15,434
9/30/2019	$16,285	$14,226	$15,723
10/31/2019	$16,636	$14,630	$16,063
11/30/2019	$17,231	$15,492	$16,646
12/31/2019	$17,488	$15,847	$17,149
1/31/2020	$17,856	$15,672	$17,142
2/29/2020	$17,148	$14,541	$15,731
3/31/2020	$14,479	$11,764	$13,788
4/30/2020	$16,937	$13,516	$15,555
5/31/2020	$19,179	$14,793	$16,296
6/30/2020	$20,396	$15,362	$16,620
7/31/2020	$21,754	$15,889	$17,558
8/31/2020	$23,036	$16,822	$18,820
9/30/2020	$23,703	$16,461	$18,105
10/31/2020	$24,259	$16,586	$17,623
11/30/2020	$27,449	$19,511	$19,552
12/31/2020	$30,183	$21,335	$20,304
1/31/2021	$31,456	$22,363	$20,099
2/28/2021	$32,678	$23,102	$20,653
3/31/2021	$30,701	$22,375	$21,558
4/30/2021	$32,051	$22,863	$22,708
5/31/2021	$30,132	$22,210	$22,867
6/30/2021	$31,604	$23,251	$23,401
7/31/2021	$30,995	$22,404	$23,956
8/31/2021	$31,811	$22,812	$24,685
9/30/2021	$30,416	$21,937	$23,537
10/31/2021	$32,114	$22,964	$25,186
11/30/2021	$29,469	$21,843	$25,011
12/31/2021	$29,354	$21,939	$26,132
1/31/2022	$23,908	$18,999	$24,780
2/28/2022	$23,908	$19,082	$24,038
3/31/2022	$23,721	$19,169	$24,931
4/30/2022	$20,556	$16,817	$22,757
5/31/2022	$19,997	$16,500	$22,798
6/30/2022	$18,732	$15,478	$20,916
7/31/2022	$20,523	$17,211	$22,845
8/31/2022	$20,463	$17,049	$21,913
9/30/2022	$18,834	$15,516	$19,895
10/31/2022	$19,988	$16,988	$21,506
11/30/2022	$20,056	$17,265	$22,708
12/31/2022	$18,792	$16,157	$21,399
1/31/2023	$20,353	$17,764	$22,744
2/28/2023	$20,158	$17,571	$22,189
3/31/2023	$20,336	$17,138	$23,004
4/30/2023	$19,835	$16,939	$23,363
5/31/2023	$20,158	$16,942	$23,464
6/30/2023	$20,981	$18,347	$25,015
7/31/2023	$21,252	$19,204	$25,818
8/31/2023	$19,801	$18,205	$25,407
9/30/2023	$18,257	$17,004	$24,196
10/31/2023	$16,696	$15,692	$23,687
11/30/2023	$18,436	$17,121	$25,850
12/31/2023	$20,327	$19,171	$27,025
1/31/2024	$20,446	$18,556	$27,479
2/29/2024	$22,347	$20,064	$28,946
3/31/2024	$22,898	$20,625	$29,878
4/30/2024	$21,532	$19,037	$28,657
5/31/2024	$22,465	$20,056	$30,078
6/30/2024	$23,136	$20,023	$31,157
7/31/2024	$23,136	$21,662	$31,537
8/31/2024	$24,026	$21,422	$32,302
9/30/2024	$24,603	$21,707	$32,992
10/31/2024	$24,357	$21,419	$32,692
11/30/2024	$26,648	$24,045	$34,611
12/31/2024	$24,836	$22,077	$33,786
1/31/2025	$25,295	$22,775	$34,727
2/28/2025	$22,652	$21,233	$34,274
3/31/2025	$20,443	$19,623	$32,343
4/30/2025	$21,267	$19,497	$32,124
5/31/2025	$22,644	$20,749	$34,146
6/30/2025	$24,598	$21,971	$35,882
7/31/2025	$25,140	$22,345	$36,687
8/31/2025	$26,672	$23,666	$37,431
9/30/2025	$27,991	$24,650	$38,797
10/31/2025	$29,277	$25,447	$39,706
11/30/2025	$29,311	$25,273	$39,803
12/31/2025	$28,460	$24,949	$39,827

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class VC at NAV	14.59%	(1.17%)	11.03%
Russell 2000 Growth Index	13.01%	3.18%	9.57%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$61,066,149
# of Portfolio Holdings	80
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$331,648

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	3.98%
Consumer Staples	0.77%
Financials	3.62%
Health Care	30.73%
Industrials	27.50%
Information Technology	25.26%
Repurchase Agreements	1.95%
Money Market FundsFootnote Reference(a)	3.93%
Time DepositsFootnote Reference(a)	0.44%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class VC

Lord Abbett Developing Growth Portfolio

Annual Shareholder Report

December 31, 2025

www.lordabbett.com/seriesfunds

TSR-A-583-VC

02/26

Class VC

Lord Abbett Dividend Growth Portfolio

Annual Shareholder Report

December 31, 2025

www.lordabbett.com/seriesfunds

This annual shareholder report contains important information about the Lord Abbett Dividend Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Portfolio	$107	0.99%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 15.98%, reflecting performance at the net asset value (NAV) of Class VC shares with all distributions reinvested, compared to the 17.88% return of the Fund’s benchmark and broad-based securities market index, S&P 500 Index.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Philip Morris International Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Lam Research Corporation.

Top detractors from performance: Security selection within the Industrials sector detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an underweight allocation to Alphabet Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class VC	S&P 500 Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,838	$9,504
2/29/2016	$9,926	$9,491
3/31/2016	$10,603	$10,135
4/30/2016	$10,647	$10,174
5/31/2016	$10,868	$10,357
6/30/2016	$11,125	$10,384
7/31/2016	$11,293	$10,766
8/31/2016	$11,249	$10,782
9/30/2016	$11,204	$10,784
10/31/2016	$10,953	$10,587
11/30/2016	$11,360	$10,979
12/31/2016	$11,510	$11,196
1/31/2017	$11,590	$11,408
2/28/2017	$12,043	$11,861
3/31/2017	$12,011	$11,875
4/30/2017	$12,146	$11,997
5/31/2017	$12,337	$12,166
6/30/2017	$12,314	$12,242
7/31/2017	$12,399	$12,494
8/31/2017	$12,391	$12,532
9/30/2017	$12,729	$12,790
10/31/2017	$12,970	$13,089
11/30/2017	$13,565	$13,490
12/31/2017	$13,711	$13,640
1/31/2018	$14,353	$14,421
2/28/2018	$13,591	$13,890
3/31/2018	$13,335	$13,537
4/30/2018	$13,283	$13,589
5/31/2018	$13,437	$13,916
6/30/2018	$13,506	$14,002
7/31/2018	$14,099	$14,523
8/31/2018	$14,418	$14,996
9/30/2018	$14,635	$15,081
10/31/2018	$13,666	$14,050
11/30/2018	$14,211	$14,337
12/31/2018	$13,071	$13,042
1/31/2019	$13,769	$14,087
2/28/2019	$14,360	$14,540
3/31/2019	$14,622	$14,822
4/30/2019	$15,058	$15,422
5/31/2019	$14,292	$14,442
6/30/2019	$15,204	$15,460
7/31/2019	$15,504	$15,682
8/31/2019	$15,534	$15,434
9/30/2019	$15,849	$15,723
10/31/2019	$15,780	$16,063
11/30/2019	$16,135	$16,646
12/31/2019	$16,527	$17,149
1/31/2020	$16,372	$17,142
2/29/2020	$15,005	$15,731
3/31/2020	$13,245	$13,788
4/30/2020	$14,736	$15,555
5/31/2020	$15,585	$16,296
6/30/2020	$15,782	$16,620
7/31/2020	$16,610	$17,558
8/31/2020	$17,621	$18,820
9/30/2020	$17,287	$18,105
10/31/2020	$16,860	$17,623
11/30/2020	$18,549	$19,552
12/31/2020	$19,075	$20,304
1/31/2021	$18,532	$20,099
2/28/2021	$19,086	$20,653
3/31/2021	$19,894	$21,558
4/30/2021	$20,862	$22,708
5/31/2021	$21,181	$22,867
6/30/2021	$21,384	$23,401
7/31/2021	$21,957	$23,956
8/31/2021	$22,637	$24,685
9/30/2021	$21,395	$23,537
10/31/2021	$23,036	$25,186
11/30/2021	$22,799	$25,011
12/31/2021	$23,962	$26,132
1/31/2022	$22,402	$24,780
2/28/2022	$21,716	$24,038
3/31/2022	$22,331	$24,931
4/30/2022	$20,711	$22,757
5/31/2022	$20,794	$22,798
6/30/2022	$19,576	$20,916
7/31/2022	$21,247	$22,845
8/31/2022	$20,409	$21,913
9/30/2022	$18,711	$19,895
10/31/2022	$20,324	$21,506
11/30/2022	$21,574	$22,708
12/31/2022	$20,715	$21,399
1/31/2023	$21,370	$22,744
2/28/2023	$20,910	$22,189
3/31/2023	$21,231	$23,004
4/30/2023	$21,705	$23,363
5/31/2023	$21,217	$23,464
6/30/2023	$22,486	$25,015
7/31/2023	$22,992	$25,818
8/31/2023	$22,922	$25,407
9/30/2023	$21,840	$24,196
10/31/2023	$21,432	$23,687
11/30/2023	$23,217	$25,850
12/31/2023	$24,097	$27,025
1/31/2024	$24,573	$27,479
2/29/2024	$25,911	$28,946
3/31/2024	$26,684	$29,878
4/30/2024	$25,421	$28,657
5/31/2024	$26,714	$30,078
6/30/2024	$27,487	$31,157
7/31/2024	$28,200	$31,537
8/31/2024	$29,098	$32,302
9/30/2024	$29,547	$32,992
10/31/2024	$29,412	$32,692
11/30/2024	$30,879	$34,611
12/31/2024	$29,433	$33,786
1/31/2025	$30,240	$34,727
2/28/2025	$30,304	$34,274
3/31/2025	$28,736	$32,343
4/30/2025	$28,609	$32,124
5/31/2025	$29,987	$34,146
6/30/2025	$31,207	$35,882
7/31/2025	$31,799	$36,687
8/31/2025	$32,364	$37,431
9/30/2025	$33,429	$38,797
10/31/2025	$33,510	$39,706
11/30/2025	$34,090	$39,803
12/31/2025	$34,136	$39,827

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class VC at NAV	15.98%	12.34%	13.06%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$195,070,652
# of Portfolio Holdings	54
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$1,010,983

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.62%
Consumer Staples	7.26%
Energy	5.34%
Financials	19.77%
Health Care	12.43%
Industrials	8.35%
Information Technology	29.68%
Materials	6.02%
Utilities	4.42%
Repurchase Agreements	1.11%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class VC

Lord Abbett Dividend Growth Portfolio

Annual Shareholder Report

December 31, 2025

www.lordabbett.com/seriesfunds

TSR-A-1402-VC

02/26

Class VC

Lord Abbett Growth and Income Portfolio

Annual Shareholder Report

December 31, 2025

www.lordabbett.com/seriesfunds

This annual shareholder report contains important information about the Lord Abbett Growth and Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth and Income Portfolio	$101	0.93%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 17.29%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 15.91% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class VC	Russell 1000 Value Index	S&P 500 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,447	$9,483	$9,512	$9,504
2/29/2016	$9,398	$9,481	$9,564	$9,491
3/31/2016	$10,009	$10,164	$10,220	$10,135
4/30/2016	$10,307	$10,377	$10,435	$10,174
5/31/2016	$10,500	$10,538	$10,531	$10,357
6/30/2016	$10,487	$10,630	$10,624	$10,384
7/31/2016	$10,784	$10,938	$10,913	$10,766
8/31/2016	$10,911	$11,023	$10,977	$10,782
9/30/2016	$10,927	$11,000	$10,936	$10,784
10/31/2016	$10,762	$10,829	$10,771	$10,587
11/30/2016	$11,456	$11,448	$11,449	$10,979
12/31/2016	$11,711	$11,734	$11,740	$11,196
1/31/2017	$11,791	$11,818	$11,818	$11,408
2/28/2017	$12,113	$12,242	$12,273	$11,861
3/31/2017	$11,903	$12,117	$12,126	$11,875
4/30/2017	$11,954	$12,095	$12,118	$11,997
5/31/2017	$11,982	$12,083	$12,080	$12,166
6/30/2017	$12,171	$12,280	$12,309	$12,242
7/31/2017	$12,278	$12,444	$12,478	$12,494
8/31/2017	$12,182	$12,299	$12,333	$12,532
9/30/2017	$12,545	$12,663	$12,737	$12,790
10/31/2017	$12,686	$12,755	$12,884	$13,089
11/30/2017	$13,091	$13,146	$13,320	$13,490
12/31/2017	$13,278	$13,337	$13,543	$13,640
1/31/2018	$13,890	$13,853	$14,105	$14,421
2/28/2018	$13,178	$13,192	$13,332	$13,890
3/31/2018	$12,950	$12,959	$13,059	$13,537
4/30/2018	$12,903	$13,002	$13,125	$13,589
5/31/2018	$12,942	$13,079	$13,159	$13,916
6/30/2018	$12,878	$13,112	$13,242	$14,002
7/31/2018	$13,428	$13,631	$13,779	$14,523
8/31/2018	$13,649	$13,832	$13,966	$14,996
9/30/2018	$13,700	$13,860	$14,019	$15,081
10/31/2018	$12,961	$13,142	$13,272	$14,050
11/30/2018	$13,395	$13,534	$13,622	$14,337
12/31/2018	$12,197	$12,235	$12,331	$13,042
1/31/2019	$13,029	$13,187	$13,388	$14,087
2/28/2019	$13,423	$13,608	$13,689	$14,540
3/31/2019	$13,510	$13,695	$13,834	$14,822
4/30/2019	$13,992	$14,181	$14,405	$15,422
5/31/2019	$12,897	$13,269	$13,314	$14,442
6/30/2019	$13,793	$14,221	$14,390	$15,460
7/31/2019	$14,029	$14,339	$14,644	$15,682
8/31/2019	$13,558	$13,918	$14,265	$15,434
9/30/2019	$14,053	$14,414	$14,798	$15,723
10/31/2019	$14,085	$14,616	$15,190	$16,063
11/30/2019	$14,589	$15,068	$15,776	$16,646
12/31/2019	$14,940	$15,482	$16,268	$17,149
1/31/2020	$14,521	$15,149	$15,838	$17,142
2/29/2020	$13,143	$13,682	$14,332	$15,731
3/31/2020	$10,904	$11,344	$12,146	$13,788
4/30/2020	$12,157	$12,619	$13,446	$15,555
5/31/2020	$12,706	$13,051	$13,875	$16,296
6/30/2020	$12,732	$12,965	$13,743	$16,620
7/31/2020	$13,199	$13,477	$14,245	$17,558
8/31/2020	$13,817	$14,035	$14,755	$18,820
9/30/2020	$13,277	$13,690	$14,402	$18,105
10/31/2020	$13,186	$13,510	$14,114	$17,623
11/30/2020	$14,837	$15,327	$15,931	$19,552
12/31/2020	$15,343	$15,915	$16,489	$20,304
1/31/2021	$15,264	$15,769	$16,228	$20,099
2/28/2021	$16,068	$16,722	$17,188	$20,653
3/31/2021	$16,937	$17,706	$18,264	$21,558
4/30/2021	$17,627	$18,414	$18,946	$22,708
5/31/2021	$17,969	$18,844	$19,404	$22,867
6/30/2021	$17,803	$18,628	$19,176	$23,401
7/31/2021	$18,018	$18,777	$19,328	$23,956
8/31/2021	$18,589	$19,149	$19,660	$24,685
9/30/2021	$18,062	$18,483	$19,014	$23,537
10/31/2021	$19,111	$19,421	$19,887	$25,186
11/30/2021	$18,663	$18,737	$19,239	$25,011
12/31/2021	$19,796	$19,919	$20,594	$26,132
1/31/2022	$19,213	$19,455	$20,260	$24,780
2/28/2022	$19,084	$19,229	$19,969	$24,038
3/31/2022	$19,316	$19,772	$20,561	$24,931
4/30/2022	$18,031	$18,657	$19,561	$22,757
5/31/2022	$18,367	$19,020	$19,882	$22,798
6/30/2022	$16,701	$17,358	$18,245	$20,916
7/31/2022	$17,760	$18,509	$19,323	$22,845
8/31/2022	$17,436	$17,957	$18,774	$21,913
9/30/2022	$16,028	$16,383	$17,183	$19,895
10/31/2022	$17,805	$18,062	$19,159	$21,506
11/30/2022	$18,795	$19,191	$20,314	$22,708
12/31/2022	$17,927	$18,418	$19,519	$21,399
1/31/2023	$18,785	$19,372	$20,885	$22,744
2/28/2023	$18,365	$18,689	$20,264	$22,189
3/31/2023	$17,955	$18,603	$20,528	$23,004
4/30/2023	$18,277	$18,883	$20,880	$23,363
5/31/2023	$17,610	$18,155	$20,482	$23,464
6/30/2023	$18,818	$19,361	$21,891	$25,015
7/31/2023	$19,649	$20,042	$22,638	$25,818
8/31/2023	$19,217	$19,501	$22,018	$25,407
9/30/2023	$18,379	$18,748	$20,995	$24,196
10/31/2023	$17,974	$18,087	$20,633	$23,687
11/30/2023	$19,414	$19,451	$22,608	$25,850
12/31/2023	$20,291	$20,529	$23,858	$27,025
1/31/2024	$20,471	$20,550	$23,929	$27,479
2/29/2024	$21,636	$21,308	$24,658	$28,946
3/31/2024	$22,824	$22,373	$25,780	$29,878
4/30/2024	$21,856	$21,418	$24,671	$28,657
5/31/2024	$22,576	$22,097	$25,405	$30,078
6/30/2024	$22,508	$21,889	$25,239	$31,157
7/31/2024	$23,572	$23,008	$26,437	$31,537
8/31/2024	$24,095	$23,625	$27,219	$32,302
9/30/2024	$24,230	$23,953	$27,524	$32,992
10/31/2024	$24,275	$23,689	$27,174	$32,692
11/30/2024	$25,806	$25,202	$28,743	$34,611
12/31/2024	$24,472	$23,478	$26,790	$33,786
1/31/2025	$25,833	$24,565	$27,565	$34,727
2/28/2025	$25,484	$24,665	$27,682	$34,274
3/31/2025	$24,466	$23,980	$26,864	$32,343
4/30/2025	$23,773	$23,249	$25,905	$32,124
5/31/2025	$24,742	$24,065	$26,685	$34,146
6/30/2025	$25,668	$24,888	$27,669	$35,882
7/31/2025	$26,168	$25,031	$27,914	$36,687
8/31/2025	$26,825	$25,829	$28,875	$37,431
9/30/2025	$27,708	$26,215	$29,383	$38,797
10/31/2025	$27,620	$26,330	$29,714	$39,706
11/30/2025	$28,484	$27,030	$30,217	$39,803
12/31/2025	$28,703	$27,213	$30,323	$39,827

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class VC at NAV	17.29%	13.34%	11.12%
Russell 1000 Value Index	15.91%	11.33%	10.53%
S&P 500 Value Index	13.19%	12.96%	11.73%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$499,864,558
# of Portfolio Holdings	57
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$2,437,123

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.75%
Consumer Discretionary	8.49%
Consumer Staples	4.89%
Energy	6.01%
Financials	25.89%
Health Care	14.24%
Industrials	14.92%
Information Technology	9.31%
Materials	3.60%
Real Estate	3.26%
Utilities	3.97%
Repurchase Agreements	0.61%
Money Market FundsFootnote Reference(a)	0.05%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class VC

Lord Abbett Growth and Income Portfolio

Annual Shareholder Report

December 31, 2025

www.lordabbett.com/seriesfunds

TSR-A-17-VC

02/26

Class VC

Lord Abbett Short Duration Income Portfolio

Annual Shareholder Report

December 31, 2025

www.lordabbett.com/seriesfunds

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Portfolio	$84	0.82%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 5.90%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 5.93% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high-yield corporate bonds contributed to relative performance. Security selection within investment-grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s selection within emerging market sovereign bonds also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class VC	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,986	$10,027	$10,138
2/29/2016	$9,979	$10,037	$10,210
3/31/2016	$10,111	$10,122	$10,303
4/30/2016	$10,194	$10,163	$10,343
5/31/2016	$10,201	$10,165	$10,345
6/30/2016	$10,270	$10,227	$10,531
7/31/2016	$10,318	$10,250	$10,598
8/31/2016	$10,332	$10,253	$10,586
9/30/2016	$10,360	$10,261	$10,580
10/31/2016	$10,367	$10,266	$10,499
11/30/2016	$10,325	$10,222	$10,250
12/31/2016	$10,347	$10,239	$10,265
1/31/2017	$10,382	$10,268	$10,285
2/28/2017	$10,418	$10,303	$10,354
3/31/2017	$10,432	$10,311	$10,349
4/30/2017	$10,468	$10,337	$10,428
5/31/2017	$10,489	$10,366	$10,509
6/30/2017	$10,496	$10,373	$10,498
7/31/2017	$10,532	$10,414	$10,543
8/31/2017	$10,561	$10,435	$10,638
9/30/2017	$10,561	$10,436	$10,587
10/31/2017	$10,568	$10,446	$10,593
11/30/2017	$10,561	$10,423	$10,580
12/31/2017	$10,573	$10,434	$10,628
1/31/2018	$10,551	$10,416	$10,506
2/28/2018	$10,537	$10,393	$10,406
3/31/2018	$10,551	$10,394	$10,473
4/30/2018	$10,544	$10,404	$10,395
5/31/2018	$10,581	$10,443	$10,469
6/30/2018	$10,595	$10,443	$10,456
7/31/2018	$10,605	$10,468	$10,459
8/31/2018	$10,649	$10,511	$10,526
9/30/2018	$10,649	$10,519	$10,458
10/31/2018	$10,634	$10,521	$10,376
11/30/2018	$10,656	$10,530	$10,438
12/31/2018	$10,695	$10,603	$10,629
1/31/2019	$10,779	$10,678	$10,742
2/28/2019	$10,824	$10,715	$10,736
3/31/2019	$10,908	$10,799	$10,942
4/30/2019	$10,946	$10,834	$10,945
5/31/2019	$11,007	$10,895	$11,139
6/30/2019	$11,076	$10,972	$11,279
7/31/2019	$11,091	$10,985	$11,304
8/31/2019	$11,152	$11,068	$11,597
9/30/2019	$11,159	$11,081	$11,535
10/31/2019	$11,190	$11,130	$11,570
11/30/2019	$11,205	$11,140	$11,564
12/31/2019	$11,236	$11,179	$11,556
1/31/2020	$11,322	$11,243	$11,778
2/29/2020	$11,354	$11,308	$11,990
3/31/2020	$10,637	$10,992	$11,920
4/30/2020	$10,937	$11,253	$12,132
5/31/2020	$11,102	$11,382	$12,188
6/30/2020	$11,267	$11,474	$12,265
7/31/2020	$11,362	$11,531	$12,448
8/31/2020	$11,409	$11,560	$12,348
9/30/2020	$11,401	$11,559	$12,341
10/31/2020	$11,433	$11,580	$12,286
11/30/2020	$11,527	$11,619	$12,406
12/31/2020	$11,587	$11,644	$12,423
1/31/2021	$11,612	$11,651	$12,334
2/28/2021	$11,628	$11,656	$12,156
3/31/2021	$11,628	$11,646	$12,005
4/30/2021	$11,660	$11,670	$12,099
5/31/2021	$11,685	$11,695	$12,139
6/30/2021	$11,693	$11,686	$12,224
7/31/2021	$11,701	$11,705	$12,361
8/31/2021	$11,701	$11,710	$12,337
9/30/2021	$11,701	$11,707	$12,230
10/31/2021	$11,676	$11,669	$12,227
11/30/2021	$11,652	$11,651	$12,263
12/31/2021	$11,660	$11,643	$12,232
1/31/2022	$11,569	$11,556	$11,968
2/28/2022	$11,486	$11,467	$11,835
3/31/2022	$11,337	$11,276	$11,506
4/30/2022	$11,246	$11,193	$11,069
5/31/2022	$11,263	$11,258	$11,141
6/30/2022	$11,114	$11,162	$10,966
7/31/2022	$11,221	$11,247	$11,234
8/31/2022	$11,147	$11,183	$10,917
9/30/2022	$10,965	$11,021	$10,445
10/31/2022	$10,924	$10,997	$10,310
11/30/2022	$11,031	$11,143	$10,689
12/31/2022	$11,070	$11,177	$10,641
1/31/2023	$11,215	$11,295	$10,968
2/28/2023	$11,155	$11,224	$10,684
3/31/2023	$11,249	$11,323	$10,956
4/30/2023	$11,300	$11,392	$11,022
5/31/2023	$11,266	$11,373	$10,902
6/30/2023	$11,223	$11,358	$10,863
7/31/2023	$11,294	$11,436	$10,856
8/31/2023	$11,328	$11,471	$10,786
9/30/2023	$11,311	$11,464	$10,512
10/31/2023	$11,311	$11,490	$10,346
11/30/2023	$11,473	$11,658	$10,815
12/31/2023	$11,629	$11,813	$11,229
1/31/2024	$11,700	$11,876	$11,198
2/29/2024	$11,674	$11,852	$11,040
3/31/2024	$11,727	$11,914	$11,142
4/30/2024	$11,709	$11,891	$10,860
5/31/2024	$11,808	$11,988	$11,044
6/30/2024	$11,861	$12,048	$11,149
7/31/2024	$11,995	$12,202	$11,409
8/31/2024	$12,102	$12,317	$11,573
9/30/2024	$12,191	$12,430	$11,728
10/31/2024	$12,138	$12,375	$11,437
11/30/2024	$12,209	$12,429	$11,558
12/31/2024	$12,227	$12,457	$11,369
1/31/2025	$12,292	$12,522	$11,430
2/28/2025	$12,376	$12,612	$11,681
3/31/2025	$12,404	$12,663	$11,685
4/30/2025	$12,460	$12,735	$11,731
5/31/2025	$12,497	$12,757	$11,647
6/30/2025	$12,600	$12,850	$11,826
7/31/2025	$12,619	$12,868	$11,795
8/31/2025	$12,731	$12,982	$11,936
9/30/2025	$12,787	$13,038	$12,067
10/31/2025	$12,834	$13,083	$12,142
11/30/2025	$12,890	$13,145	$12,217
12/31/2025	$12,948	$13,197	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class VC at NAV	5.90%	2.25%	2.62%
ICE BofA 1–3 Year U.S. Corporate Index	5.93%	2.53%	2.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$157,009,182
# of Portfolio Holdings	795
Portfolio Turnover Rate	153%
Total Advisory Fees Paid	$495,100

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	21.77%
Convertible Bonds	0.13%
Corporate Bonds	53.41%
Floating Rate Loans	3.55%
Foreign Government Obligations	2.32%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.03%
Government Sponsored Enterprises Pass-Throughs	3.69%
Municipal Bonds	0.14%
Non-Agency Commercial Mortgage-Backed Securities	8.50%
U.S. Treasury Obligations	5.68%
Repurchase Agreements	0.78%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class VC

Lord Abbett Short Duration Income Portfolio

Annual Shareholder Report

December 31, 2025

www.lordabbett.com/seriesfunds

TSR-A-3384-VC

02/26

Class VC

Lord Abbett Total Return Portfolio

Annual Shareholder Report

December 31, 2025

www.lordabbett.com/seriesfunds

This annual shareholder report contains important information about the Lord Abbett Total Return Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Portfolio	$74	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.19%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 7.30% return of the Fund's benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment-grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. Security selection within emerging market sovereign bonds also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class VC	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,055	$10,110	$10,138
2/29/2016	$10,105	$10,182	$10,210
3/31/2016	$10,289	$10,307	$10,303
4/30/2016	$10,382	$10,377	$10,343
5/31/2016	$10,388	$10,385	$10,345
6/30/2016	$10,560	$10,568	$10,531
7/31/2016	$10,672	$10,655	$10,598
8/31/2016	$10,690	$10,667	$10,586
9/30/2016	$10,697	$10,669	$10,580
10/31/2016	$10,635	$10,598	$10,499
11/30/2016	$10,395	$10,360	$10,250
12/31/2016	$10,426	$10,391	$10,265
1/31/2017	$10,471	$10,428	$10,285
2/28/2017	$10,547	$10,508	$10,354
3/31/2017	$10,547	$10,505	$10,349
4/30/2017	$10,623	$10,592	$10,428
5/31/2017	$10,699	$10,674	$10,509
6/30/2017	$10,693	$10,664	$10,498
7/31/2017	$10,744	$10,718	$10,543
8/31/2017	$10,826	$10,810	$10,638
9/30/2017	$10,782	$10,772	$10,587
10/31/2017	$10,795	$10,785	$10,593
11/30/2017	$10,782	$10,769	$10,580
12/31/2017	$10,829	$10,816	$10,628
1/31/2018	$10,725	$10,712	$10,506
2/28/2018	$10,628	$10,610	$10,406
3/31/2018	$10,673	$10,664	$10,473
4/30/2018	$10,602	$10,593	$10,395
5/31/2018	$10,641	$10,651	$10,469
6/30/2018	$10,628	$10,635	$10,456
7/31/2018	$10,647	$10,657	$10,459
8/31/2018	$10,693	$10,710	$10,526
9/30/2018	$10,654	$10,664	$10,458
10/31/2018	$10,563	$10,575	$10,376
11/30/2018	$10,602	$10,622	$10,438
12/31/2018	$10,718	$10,789	$10,629
1/31/2019	$10,886	$10,937	$10,742
2/28/2019	$10,886	$10,949	$10,736
3/31/2019	$11,074	$11,147	$10,942
4/30/2019	$11,094	$11,163	$10,945
5/31/2019	$11,248	$11,334	$11,139
6/30/2019	$11,403	$11,494	$11,279
7/31/2019	$11,444	$11,528	$11,304
8/31/2019	$11,652	$11,789	$11,597
9/30/2019	$11,591	$11,738	$11,535
10/31/2019	$11,611	$11,776	$11,570
11/30/2019	$11,611	$11,773	$11,564
12/31/2019	$11,619	$11,791	$11,556
1/31/2020	$11,847	$12,003	$11,778
2/29/2020	$11,992	$12,182	$11,990
3/31/2020	$11,474	$11,944	$11,920
4/30/2020	$11,736	$12,184	$12,132
5/31/2020	$11,895	$12,297	$12,188
6/30/2020	$12,047	$12,400	$12,265
7/31/2020	$12,330	$12,618	$12,448
8/31/2020	$12,281	$12,545	$12,348
9/30/2020	$12,254	$12,522	$12,341
10/31/2020	$12,212	$12,478	$12,286
11/30/2020	$12,398	$12,641	$12,406
12/31/2020	$12,482	$12,684	$12,423
1/31/2021	$12,432	$12,604	$12,334
2/28/2021	$12,302	$12,442	$12,156
3/31/2021	$12,180	$12,297	$12,005
4/30/2021	$12,295	$12,401	$12,099
5/31/2021	$12,338	$12,448	$12,139
6/30/2021	$12,439	$12,539	$12,224
7/31/2021	$12,556	$12,664	$12,361
8/31/2021	$12,541	$12,656	$12,337
9/30/2021	$12,440	$12,548	$12,230
10/31/2021	$12,433	$12,538	$12,227
11/30/2021	$12,455	$12,553	$12,263
12/31/2021	$12,452	$12,544	$12,232
1/31/2022	$12,200	$12,269	$11,968
2/28/2022	$12,053	$12,102	$11,835
3/31/2022	$11,713	$11,777	$11,506
4/30/2022	$11,306	$11,338	$11,069
5/31/2022	$11,284	$11,401	$11,141
6/30/2022	$11,011	$11,173	$10,966
7/31/2022	$11,294	$11,454	$11,234
8/31/2022	$11,012	$11,156	$10,917
9/30/2022	$10,524	$10,675	$10,445
10/31/2022	$10,398	$10,558	$10,310
11/30/2022	$10,746	$10,952	$10,689
12/31/2022	$10,702	$10,914	$10,641
1/31/2023	$11,063	$11,253	$10,968
2/28/2023	$10,810	$10,977	$10,684
3/31/2023	$11,040	$11,234	$10,956
4/30/2023	$11,101	$11,303	$11,022
5/31/2023	$10,971	$11,185	$10,902
6/30/2023	$10,963	$11,168	$10,863
7/31/2023	$10,986	$11,179	$10,856
8/31/2023	$10,925	$11,112	$10,786
9/30/2023	$10,656	$10,847	$10,512
10/31/2023	$10,503	$10,684	$10,346
11/30/2023	$10,971	$11,165	$10,815
12/31/2023	$11,381	$11,588	$11,229
1/31/2024	$11,373	$11,561	$11,198
2/29/2024	$11,244	$11,422	$11,040
3/31/2024	$11,356	$11,534	$11,142
4/30/2024	$11,100	$11,264	$10,860
5/31/2024	$11,284	$11,451	$11,044
6/30/2024	$11,389	$11,556	$11,149
7/31/2024	$11,653	$11,818	$11,409
8/31/2024	$11,845	$11,992	$11,573
9/30/2024	$12,006	$12,157	$11,728
10/31/2024	$11,725	$11,881	$11,437
11/30/2024	$11,861	$12,006	$11,558
12/31/2024	$11,683	$11,824	$11,369
1/31/2025	$11,759	$11,896	$11,430
2/28/2025	$12,011	$12,142	$11,681
3/31/2025	$11,977	$12,139	$11,685
4/30/2025	$11,977	$12,182	$11,731
5/31/2025	$11,927	$12,120	$11,647
6/30/2025	$12,120	$12,309	$11,826
7/31/2025	$12,112	$12,291	$11,795
8/31/2025	$12,255	$12,439	$11,936
9/30/2025	$12,398	$12,570	$12,067
10/31/2025	$12,474	$12,654	$12,142
11/30/2025	$12,549	$12,730	$12,217
12/31/2025	$12,522	$12,721	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class VC at NAV	7.19%	0.06%	2.27%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$660,277,696
# of Portfolio Holdings	531
Portfolio Turnover Rate	428%
Total Advisory Fees Paid	$1,815,891

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.85%
Common Stocks	0.01%
Corporate Bonds	36.49%
Floating Rate Loans	1.67%
Foreign Government Obligations	0.31%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.62%
Government Sponsored Enterprises Pass-Throughs	21.83%
Non-Agency Commercial Mortgage-Backed Securities	10.35%
U.S. Treasury Obligations	14.46%
Repurchase Agreements	1.41%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class VC

Lord Abbett Total Return Portfolio

Annual Shareholder Report

December 31, 2025

www.lordabbett.com/seriesfunds

TSR-A-1454-VC

02/26

Class VC

Lord Abbett Mid Cap Stock Portfolio

Annual Shareholder Report

December 31, 2025

www.lordabbett.com/seriesfunds

This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Stock Portfolio	$118	1.14%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.05%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class VC	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,334	$9,447	$9,445	$9,504
2/29/2016	$9,334	$9,514	$9,657	$9,491
3/31/2016	$10,180	$10,392	$10,636	$10,135
4/30/2016	$10,361	$10,615	$10,819	$10,174
5/31/2016	$10,619	$10,789	$10,973	$10,357
6/30/2016	$10,558	$10,887	$11,026	$10,384
7/31/2016	$10,908	$11,349	$11,477	$10,766
8/31/2016	$10,969	$11,324	$11,522	$10,782
9/30/2016	$11,003	$11,372	$11,524	$10,784
10/31/2016	$10,804	$11,096	$11,283	$10,587
11/30/2016	$11,484	$11,790	$12,409	$10,979
12/31/2016	$11,639	$12,000	$12,653	$11,196
1/31/2017	$11,831	$12,202	$12,827	$11,408
2/28/2017	$12,032	$12,543	$13,082	$11,861
3/31/2017	$11,927	$12,451	$12,989	$11,875
4/30/2017	$12,045	$12,475	$12,986	$11,997
5/31/2017	$12,027	$12,436	$12,788	$12,166
6/30/2017	$12,109	$12,621	$13,062	$12,242
7/31/2017	$12,190	$12,788	$13,188	$12,494
8/31/2017	$11,878	$12,549	$12,915	$12,532
9/30/2017	$12,115	$12,892	$13,488	$12,790
10/31/2017	$12,222	$12,995	$13,623	$13,089
11/30/2017	$12,422	$13,435	$14,129	$13,490
12/31/2017	$12,434	$13,601	$14,211	$13,640
1/31/2018	$12,703	$13,913	$14,399	$14,421
2/28/2018	$12,155	$13,228	$13,670	$13,890
3/31/2018	$12,211	$13,261	$13,784	$13,537
4/30/2018	$12,262	$13,326	$13,874	$13,589
5/31/2018	$12,404	$13,471	$14,461	$13,916
6/30/2018	$12,328	$13,580	$14,522	$14,002
7/31/2018	$12,688	$13,949	$14,836	$14,523
8/31/2018	$12,886	$14,139	$15,215	$14,996
9/30/2018	$12,825	$14,027	$15,069	$15,081
10/31/2018	$11,658	$13,017	$13,732	$14,050
11/30/2018	$11,846	$13,329	$14,128	$14,337
12/31/2018	$10,565	$11,930	$12,524	$13,042
1/31/2019	$11,655	$13,158	$13,989	$14,087
2/28/2019	$12,049	$13,576	$14,540	$14,540
3/31/2019	$11,974	$13,644	$14,280	$14,822
4/30/2019	$12,448	$14,094	$14,960	$15,422
5/31/2019	$11,347	$13,189	$13,515	$14,442
6/30/2019	$12,134	$14,080	$14,636	$15,460
7/31/2019	$12,316	$14,197	$14,800	$15,682
8/31/2019	$11,779	$13,696	$14,005	$15,434
9/30/2019	$12,300	$14,252	$14,701	$15,723
10/31/2019	$12,258	$14,328	$14,897	$16,063
11/30/2019	$12,587	$14,710	$15,312	$16,646
12/31/2019	$12,957	$15,158	$15,790	$17,149
1/31/2020	$12,580	$14,863	$15,138	$17,142
2/29/2020	$11,368	$13,391	$13,526	$15,731
3/31/2020	$9,000	$10,352	$10,249	$13,788
4/30/2020	$10,184	$11,734	$11,719	$15,555
5/31/2020	$10,692	$12,278	$12,339	$16,296
6/30/2020	$10,823	$12,417	$12,477	$16,620
7/31/2020	$11,113	$13,003	$12,818	$17,558
8/31/2020	$11,277	$13,518	$13,307	$18,820
9/30/2020	$10,813	$13,211	$12,728	$18,105
10/31/2020	$11,026	$13,334	$13,173	$17,623
11/30/2020	$12,696	$15,207	$15,357	$19,552
12/31/2020	$13,280	$15,910	$16,379	$20,304
1/31/2021	$13,275	$15,874	$16,569	$20,099
2/28/2021	$14,184	$17,104	$18,149	$20,653
3/31/2021	$15,138	$17,987	$19,398	$21,558
4/30/2021	$16,009	$18,857	$20,331	$22,708
5/31/2021	$16,097	$19,229	$20,724	$22,867
6/30/2021	$15,772	$19,005	$20,142	$23,401
7/31/2021	$15,784	$19,123	$20,105	$23,956
8/31/2021	$16,136	$19,532	$20,588	$24,685
9/30/2021	$15,723	$18,813	$19,820	$23,537
10/31/2021	$16,539	$19,815	$20,698	$25,186
11/30/2021	$16,065	$19,213	$20,206	$25,011
12/31/2021	$17,091	$20,419	$21,400	$26,132
1/31/2022	$16,274	$19,547	$20,552	$24,780
2/28/2022	$16,371	$19,456	$20,811	$24,038
3/31/2022	$16,481	$20,047	$21,271	$24,931
4/30/2022	$15,359	$18,856	$19,862	$22,757
5/31/2022	$15,737	$19,218	$20,288	$22,798
6/30/2022	$14,133	$17,105	$18,402	$20,916
7/31/2022	$15,232	$18,578	$20,094	$22,845
8/31/2022	$14,836	$18,009	$19,521	$21,913
9/30/2022	$13,500	$16,262	$17,664	$19,895
10/31/2022	$14,935	$17,799	$19,701	$21,506
11/30/2022	$15,814	$18,924	$20,975	$22,708
12/31/2022	$15,174	$17,962	$19,916	$21,399
1/31/2023	$16,259	$19,413	$22,186	$22,744
2/28/2023	$15,963	$18,791	$21,566	$22,189
3/31/2023	$15,418	$18,199	$20,417	$23,004
4/30/2023	$15,536	$18,201	$20,198	$23,363
5/31/2023	$14,911	$17,393	$19,467	$23,464
6/30/2023	$16,154	$18,902	$21,341	$25,015
7/31/2023	$16,738	$19,725	$22,296	$25,818
8/31/2023	$16,500	$19,027	$21,460	$25,407
9/30/2023	$15,746	$18,059	$20,226	$24,196
10/31/2023	$15,131	$17,164	$19,037	$23,687
11/30/2023	$16,480	$18,783	$20,857	$25,850
12/31/2023	$17,514	$20,246	$22,981	$27,025
1/31/2024	$17,555	$19,884	$22,270	$27,479
2/29/2024	$18,506	$20,833	$22,702	$28,946
3/31/2024	$19,477	$21,911	$23,928	$29,878
4/30/2024	$18,424	$20,765	$22,481	$28,657
5/31/2024	$19,137	$21,510	$23,532	$30,078
6/30/2024	$18,696	$21,166	$23,085	$31,157
7/31/2024	$19,676	$22,445	$24,831	$31,537
8/31/2024	$20,085	$22,868	$24,989	$32,302
9/30/2024	$20,350	$23,299	$25,281	$32,992
10/31/2024	$20,153	$23,006	$25,269	$32,692
11/30/2024	$21,569	$24,699	$27,506	$34,611
12/31/2024	$20,124	$22,892	$25,673	$33,786
1/31/2025	$20,991	$23,697	$26,689	$34,727
2/28/2025	$20,360	$23,265	$25,876	$34,274
3/31/2025	$19,348	$22,409	$24,723	$32,343
4/30/2025	$18,693	$21,853	$23,645	$32,124
5/31/2025	$19,310	$22,806	$24,717	$34,146
6/30/2025	$19,933	$23,607	$25,645	$35,882
7/31/2025	$20,252	$24,030	$25,904	$36,687
8/31/2025	$20,734	$24,751	$27,095	$37,431
9/30/2025	$21,074	$25,066	$27,062	$38,797
10/31/2025	$20,876	$24,814	$26,706	$39,706
11/30/2025	$21,564	$25,406	$27,525	$39,803
12/31/2025	$21,543	$25,421	$27,619	$39,827

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class VC at NAV	7.05%	10.16%	7.98%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$241,303,171
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$1,755,901

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.07%
Consumer Discretionary	7.45%
Consumer Staples	5.75%
Energy	5.17%
Financials	20.45%
Health Care	11.88%
Industrials	19.29%
Information Technology	13.90%
Materials	3.99%
Real Estate	2.94%
Utilities	7.57%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class VC

Lord Abbett Mid Cap Stock Portfolio

Annual Shareholder Report

December 31, 2025

www.lordabbett.com/seriesfunds

TSR-A-269-VC

02/26

(b): Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2025 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch, and Peter J. McNamara. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.
In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2025 and 2024 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2025	2024
Audit Fees {a}	$384,000	$384,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	384,000	384,000

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	- 0 -	- 0 -

Total Fees	$384,000	$384,000

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2025 and 2024 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

●	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
●	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees {a}	$260,000	250,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The Fund’s Board of Directors did not approve any investment advisory contract during the Fund’s most recent fiscal half-year.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund — Bond Debenture Portfolio

For the fiscal year ended December 31, 2025

1	Schedule of Investments (Item 7)

47	Statement of Assets and Liabilities (Item 7)

48	Statement of Operations (Item 7)

49	Statements of Changes in Net Assets (Item 7)

50	Financial Highlights (Item 7)

52	Notes to Financial Statements (Item 7)

71	Report of Independent Registered Public Accounting Firm (Item 7)

72	Changes in and Disagreements with Accountants (Item 8)

72	Proxy Disclosures (Item 9)

72	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 109.42%

ASSET-BACKED SECURITIES 2.92%

Automobiles 0.43%
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%		7/15/2027	$122,971	$122,954
Consumer Portfolio Services Auto Trust Series 2025-D Class C†	4.85%		2/17/2032	900,000	904,809
Exeter Automobile Receivables Trust Series 2025-5A Class C	4.68%		3/15/2032	1,795,000	1,802,077
Exeter Automobile Receivables Trust Series 2025-5A Class D	5.16%		3/15/2032	1,505,000	1,516,863
First Investors Auto Owner Trust Series 2025-1A Class D†	5.22%		12/15/2033	700,000	704,147
Total					5,050,850

Credit Card 0.38%
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A	4.65%		10/15/2037	1,040,000	1,042,959
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	1,798,000	1,825,531
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	1,600,000	1,610,558
Total					4,479,048

Other 2.11%
AIMCO CLO 15 Ltd. Series 2021-15A Class SUB†	Zero Coupon	#(a)	4/17/2038	928,500	504,872
Arbor Realty Collateralized Loan Obligation Ltd. Series 2025-BTR1 Class A†	5.659% (1 mo. USD Term SOFR + 1.93%	)#	1/20/2041	1,330,000	1,334,746
Ballyrock CLO 28 Ltd. Series 2024-28A Class SUB†	7.858%	#(a)	1/20/2038	600,000	428,045
Benefit Street Partners CLO XXXIX Ltd. Series 2025-39A Class SUB†	Zero Coupon	#(a)	4/15/2038	1,500,000	1,256,856	(b)
Bojangles Issuer LLC Series 2024-1A Class A2†	6.584%		11/20/2054	1,236,900	1,252,119
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	1,350,000	1,358,352
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	1,455,000	1,467,288

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	$1,055,000	$1,071,772
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	1,131,095	1,152,233
Driven Brands Funding LLC Series 2020-2A Class A2†	3.237%		1/20/2051	450,697	437,219
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054	691,250	716,096
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	980,000	978,753
Hardee’s Funding LLC Series 2018-1A Class A23†	5.71%		6/20/2048	1,150,100	1,145,278
Hardee’s Funding LLC Series 2024-1A Class A2†	7.253%		3/20/2054	338,963	350,964
Jersey Mike’s Funding LLC Series 2024-1A Class A2†	5.636%		2/15/2055	918,062	937,931
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	1,572,445	1,596,960
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	1,175,000	1,184,647
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	1,134,157	1,133,383
Sotheby’s Artfi Master Trust Series 2024-1A Class A2†	5.195% (3 mo. USD Term SOFR + 1.50%	)#	12/22/2031	1,356,000	1,356,460
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	376,606	391,866
Sycamore Tree CLO Ltd. Series 2025-7A Class D1†	7.282% (3 mo. USD Term SOFR + 3.00%	)#	8/28/2038	420,000	420,840
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	758,948	762,986
Wingstop Funding LLC Series 2020-1A Class A2†	2.841%		12/5/2050	1,334,675	1,294,458
Wingstop Funding LLC Series 2024-1A Class A2†	5.858%		12/5/2054	1,070,000	1,101,541
Wise CLO Ltd. Series 2025-4A Class C†	6.193% (3 mo. USD Term SOFR + 1.96%	)#	9/20/2038	900,000	900,950
Zaxbys Funding LLC Series 2024-1A Class A2I†	6.594%		4/30/2054	488,813	498,928
Total					25,035,543
Total Asset-Backed Securities (cost $34,538,304)					34,565,441

2	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Shares	Fair Value
COMMON STOCKS 6.23%

Aerospace & Defense 0.35%
ATI, Inc.*	13,045	$1,497,044
Embraer SA ADR	21,772	1,401,464
Woodward, Inc.	3,991	1,206,559
Total		4,105,067

Air Freight & Logistics 0.22%
CH Robinson Worldwide, Inc.	8,789	1,412,920
Expeditors International of Washington, Inc.	7,814	1,164,364
Total		2,577,284

Automobiles 0.12%
Tesla, Inc.*	3,272	1,471,484

Banks 0.10%
NU Holdings Ltd. Class A (Brazil)*(c)	70,127	1,173,926

Beverages 0.10%
Monster Beverage Corp.*	15,463	1,185,548

Biotechnology 0.20%
Natera, Inc.*	5,223	1,196,537
Rhythm Pharmaceuticals, Inc.*	10,881	1,164,702
Total		2,361,239

Building Products 0.11%
Armstrong World Industries, Inc.	6,735	1,287,059

Capital Markets 0.11%
Cboe Global Markets, Inc.	5,081	1,275,331

Communications Equipment 0.12%
Ciena Corp.*	6,214	1,453,268

Consumer Finance 0.11%
OneMain Holdings, Inc.	19,046	1,286,557

Consumer Staples Distribution & Retail 0.08%
Dollar General Corp.	6,838	907,881

Diversified Telecommunication Services 0.05%
Luxco Co. Ltd.*(d)	31,158	561,154

See Notes to Financial Statements.	3

Schedule of Investments (continued)

December 31, 2025

Investments	Shares	Fair Value
Electric: Utilities 0.24%
Frontera Generation Holdings LLC*	9,472	$137,344
IDACORP, Inc.	10,886	1,377,732
NextEra Energy, Inc.	15,973	1,282,313
Total		2,797,389

Electrical Equipment 0.44%
GE Vernova, Inc.	2,309	1,509,093
Nextpower, Inc. Class A*	14,970	1,304,037
Powell Industries, Inc.	3,937	1,255,037
Rockwell Automation, Inc.	2,932	1,140,753
Total		5,208,920

Entertainment 0.13%
Madison Square Garden Entertainment Corp.*	12,209	657,943
TKO Group Holdings, Inc.	4,399	919,391
Total		1,577,334

Financial Services 0.09%
Affirm Holdings, Inc.*	15,076	1,122,107

Ground Transportation 0.12%
JB Hunt Transport Services, Inc.	7,325	1,423,541

Health Care Equipment & Supplies 0.26%
Artivion, Inc.*	12,486	569,486
IDEXX Laboratories, Inc.*	1,856	1,255,640
Intuitive Surgical, Inc.*	2,203	1,247,691
Total		3,072,817

Health Care Providers & Services 0.10%
Guardant Health, Inc.*	11,791	1,204,333

Hotels, Restaurants & Leisure 0.32%
Expedia Group, Inc.	3,635	1,029,832
InterContinental Hotels Group PLC ADR(e)	9,275	1,306,198
Viking Holdings Ltd.*	20,864	1,489,898
Total		3,825,928

Household Durables 0.09%
DR Horton, Inc.	7,570	1,090,307

4	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Shares	Fair Value
Information Technology Services 0.19%
Snowflake, Inc.*	5,302	$1,163,047
Twilio, Inc. Class A*	7,336	1,043,472
Total		2,206,519

Interactive Media & Services 0.11%
Reddit, Inc. Class A*	5,621	1,292,099

Machinery 0.24%
Caterpillar, Inc.	3,029	1,735,223
Symbotic, Inc.*	19,537	1,162,452
Total		2,897,675

Metals & Mining 0.69%
Fresnillo PLC(d)	24,907	1,110,614
Harmony Gold Mining Co. Ltd. ADR	57,255	1,139,375
Sibanye Stillwater Ltd. ADR*	114,225	1,627,706
Southern Copper Corp.	11,941	1,713,175
Steel Dynamics, Inc.	7,568	1,282,398
Vale SA ADR	102,640	1,337,399
Total		8,210,667

Miscellaneous Financials 0.02%
Utex Industries*	8,205	239,996

Oil, Gas & Consumable Fuels 0.11%
APA Corp.	53,340	1,304,696

Personal Care Products 0.06%
Anastasia Parent LLC*	8,104	151,950
Gibson Brands Private Equity*	9,315	605,475
Total		757,425

Pharmaceuticals 0.21%
Galderma Group AG(d)	5,711	1,162,946
Roche Holding AG(d)	3,174	1,310,767
Total		2,473,713

Semiconductors & Semiconductor Equipment 0.28%
Credo Technology Group Holding Ltd.*	8,847	1,272,995
SolarEdge Technologies, Inc. (Israel)*(c)(e)	37,614	1,085,164
Teradyne, Inc.	4,886	945,734
Total		3,303,893

See Notes to Financial Statements.	5

Schedule of Investments (continued)

December 31, 2025

Investments			Shares	Fair Value
Software 0.33%
AppLovin Corp. Class A*			1,465	$987,146
JFrog Ltd.*			26,542	1,657,814
Palantir Technologies, Inc. Class A*			7,091	1,260,425
Total				3,905,385

Specialty Retail 0.26%
Aritzia, Inc.*(d)			7,254	620,201
Boot Barn Holdings, Inc.*			7,336	1,294,584
Carvana Co.*			2,690	1,135,234
Claire’s Holdings LLC*			1,067	0	(f)
Total				3,050,019

Textiles, Apparel & Luxury Goods 0.14%
Cie Financiere Richemont SA Class A(d)(g)			1,711	368,979
Tapestry, Inc.			9,770	1,248,313
Total				1,617,292

Tobacco 0.12%
Turning Point Brands, Inc.			12,818	1,389,471

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*			2,356	110,732
Total Common Stocks (cost $71,705,183)				73,728,056

	Interest Rate	Maturity Date	Principal Amount‡

CORPORATE BONDS 69.73%

Advertising 0.10%
Clear Channel Outdoor Holdings, Inc.†	7.50%	6/1/2029	$1,190,000	1,182,689

Aerospace/Defense 1.56%
ATI, Inc.	7.25%	8/15/2030	1,596,000	1,687,079
Boeing Co.	5.805%	5/1/2050	1,169,000	1,151,560
Boeing Co.	6.528%	5/1/2034	2,726,000	3,016,892
Bombardier, Inc. (Canada)†(c)	7.50%	2/1/2029	1,112,000	1,160,334
Czechoslovak Group AS (Czechia)†(c)	6.50%	1/10/2031	1,121,000	1,152,959
Czechoslovak Group AS (Czechia)(c)	6.50%	1/10/2031	748,000	769,325
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(c)	7.50%	2/15/2032	2,453,000	2,483,650
Embraer Netherlands Finance BV (Netherlands)(c)	5.40%	1/9/2038	1,674,000	1,657,762
HEICO Corp.	5.35%	8/1/2033	1,237,000	1,284,900

6	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Aerospace/Defense (continued)
TransDigm, Inc.†	6.00%	1/15/2033	$1,123,000	$1,150,267
TransDigm, Inc.†	6.75%	1/31/2034	1,208,000	1,259,122
TransDigm, Inc.†	6.875%	12/15/2030	1,632,000	1,708,748
Total				18,482,598

Agriculture 0.39%
BAT Capital Corp.	7.75%	10/19/2032	1,051,000	1,230,471
Imperial Brands Finance PLC (United Kingdom)†(c)	5.625%	7/1/2035	866,000	890,615
Japan Tobacco, Inc. (Japan)†(c)	5.85%	6/15/2035	1,026,000	1,095,655
JT International Financial Services BV (Netherlands)†(c)	6.875%	10/24/2032	1,273,000	1,428,485
Total				4,645,226

Airlines 1.87%
Alaska Airlines Pass-Through Trust Class A†	4.80%	2/15/2029	1,208,821	1,216,699
American Airlines Pass-Through Trust Class AA	3.00%	4/15/2030	500,248	484,103
American Airlines Pass-Through Trust Class A	4.90%	11/11/2039	956,000	951,868
American Airlines Pass-Through Trust Class B	5.65%	5/11/2036	638,000	641,990
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	6,751,487	6,879,387
AS Mileage Plan IP Ltd. (Cayman Islands)†(c)	5.308%	10/20/2031	1,756,000	1,772,457
British Airways Pass-Through Trust Class AA (United Kingdom)†(c)	3.30%	6/15/2034	552,633	522,929
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	1,446,135	1,455,158
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	1,858,000	1,873,489
JetBlue Pass-Through Trust Class A	2.95%	11/15/2029	728,199	678,384
JetBlue Pass-Through Trust Class B	8.00%	5/15/2029	597,096	608,062
United Airlines Pass-Through Trust Class AA	5.45%	8/15/2038	2,218,768	2,288,656
United Airlines Pass-Through Trust Class A	5.80%	7/15/2037	1,257,645	1,318,230
United Airlines Pass-Through Trust Class A	5.875%	4/15/2029	793,016	813,694
United Airlines, Inc.†	4.625%	4/15/2029	696,000	693,472
Total				22,198,578

Apparel 0.20%
Gildan Activewear, Inc. (Canada)†(c)	5.40%	10/7/2035	573,000	572,028
William Carter Co.†(e)	7.375%	2/15/2031	1,712,000	1,772,180
Total				2,344,208

See Notes to Financial Statements.	7

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Auto Manufacturers 1.21%
Allison Transmission, Inc.†	3.75%		1/30/2031	$1,261,000	$1,188,249
Aston Martin Capital Holdings Ltd. (United Kingdom)†(c)	10.00%		3/31/2029	1,667,000	1,552,804
Ford Motor Credit Co. LLC	3.625%		6/17/2031	677,000	620,552
Ford Motor Credit Co. LLC	6.125%		3/8/2034	1,187,000	1,206,709
General Motors Financial Co., Inc.	5.45%		9/6/2034	1,133,000	1,149,790
Nissan Motor Acceptance Co. LLC†(e)	5.30%		9/13/2027	255,000	255,529
Nissan Motor Acceptance Co. LLC†	6.125%		9/30/2030	1,762,000	1,763,541
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028	404,000	419,313
Nissan Motor Co. Ltd. (Japan)†(c)	4.345%		9/17/2027	798,000	787,765
Nissan Motor Co. Ltd. (Japan)†(c)	4.81%		9/17/2030	3,242,000	3,058,505
Nissan Motor Co. Ltd. (Japan)†(c)	7.75%		7/17/2032	978,000	1,039,722
Nissan Motor Co. Ltd. (Japan)†(c)	8.125%		7/17/2035	1,191,000	1,266,655
Total					14,309,134

Auto Parts & Equipment 0.76%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		9/15/2032	1,107,000	1,148,609
Forvia SE (France)†(c)	6.75%		9/15/2033	1,165,000	1,203,673
Goodyear Tire & Rubber Co.	6.625%		7/15/2030	900,000	922,302
Tenneco, Inc.†	8.00%		11/17/2028	1,154,000	1,158,477
ZF North America Capital, Inc.†	6.75%		4/23/2030	1,158,000	1,145,090
ZF North America Capital, Inc.†	6.875%		4/14/2028	1,064,000	1,089,851
ZF North America Capital, Inc.†	7.125%		4/14/2030	2,335,000	2,357,869
Total					9,025,871

Banks 5.68%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	1,600,000	1,465,666
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(c)	5.50% (5 yr. CMT + 4.55%	)	10/26/2031	2,645,000	0	(f)
ANZ Bank New Zealand Ltd. (New Zealand)†(c)	5.898% (5 yr. CMT + 1.50%	)#	7/10/2034	935,000	972,056
Associated Banc-Corp.	6.455% (SOFR + 3.03%	)#	8/29/2030	1,128,000	1,172,460
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	6.742%		12/8/2032	2,525,000	2,796,676
Banc of California	3.25% (3 mo. USD Term SOFR + 2.52%	)#	5/1/2031	950,000	891,195

8	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Banco Santander SA (Spain)(c)	8.00% (5 yr. CMT + 3.91%	)#	–	(h)	$600,000	$664,168
Bank OZK	2.75% (3 mo. USD Term SOFR + 2.09%	)#	10/1/2031		2,182,000	2,056,535
Barclays PLC (United Kingdom)(c)(e)	7.625% (5 yr. USD SOFR ICE Swap + 3.69%	)#	–	(h)	1,152,000	1,233,910
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039		1,126,000	1,218,882
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.45% (5 yr. CMT + 4.66%	)#	6/29/2038		1,110,000	1,228,373
BOKF NA(e)	6.108% (5 yr. CMT + 2.00%	)#	11/6/2040		865,000	882,398
Citigroup, Inc.	6.95% (5 yr. CMT + 2.73%	)#	–	(h)	1,890,000	1,950,045
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030		1,088,000	1,135,005
Credit Agricole SA (France)†(c)	4.75% (5 yr. CMT + 3.24%	)#	–	(h)	3,166,000	3,078,756
Deutsche Bank AG	7.079% (SOFR + 3.65%	)#	2/10/2034		3,219,000	3,538,048
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%	)#	3/12/2040		1,278,000	1,304,082
First Citizens BancShares, Inc.	7.00% (5 yr. CMT + 3.30%	)#	–	(h)	2,392,000	2,447,396
First Horizon Corp.	5.514% (SOFR + 1.77%	)#	3/7/2031		886,000	916,609
First Republic Bank	4.375%		8/1/2046		1,248,000	3,245
First Republic Bank	4.625%		2/13/2047		500,000	1,300
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		2,543,000	2,636,513
FNB Corp.	5.722% (SOFR + 1.93%	)#	12/11/2030		1,326,000	1,354,489
Freedom Mortgage Corp.†	12.25%		10/1/2030		402,000	446,135
Goldman Sachs Group, Inc.	6.85% (5 yr. CMT + 2.46%	)#	–	(h)	1,170,000	1,221,409
Home BancShares, Inc.	3.125% (3 mo. USD Term SOFR + 1.82%	)#	1/30/2032		1,058,000	1,002,019
HSBC Holdings PLC (United Kingdom)(c)(e)	6.95% (5 yr. CMT + 3.19%	)#	–	(h)	1,139,000	1,199,267
Huntington Bancshares, Inc.	6.141% (5 yr. CMT + 1.70%	)#	11/18/2039		1,615,000	1,687,892

See Notes to Financial Statements.	9

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Huntington Bancshares, Inc.	6.25% (5 yr. CMT + 2.65%	)#	–	(h)	$883,000	$887,185
KeyBank NA	3.90%		4/13/2029		1,946,000	1,912,499
Lloyds Banking Group PLC (United Kingdom)(c)(e)	6.625% (5 yr. CMT + 2.68%	)#	–	(h)	1,103,000	1,101,747
Macquarie Bank Ltd. (United Kingdom)(c)	6.125% (5 yr. USD Swap + 3.70%	)#	–	(h)	501,000	509,904
NatWest Group PLC (United Kingdom)(c)(e)	8.125% (5 yr. CMT + 3.75%	)#	–	(h)	1,159,000	1,307,359
Nordea Bank Abp (Finland)†(c)(e)	6.30% (5 yr. CMT + 2.66%	)#	–	(h)	677,000	694,130
PNC Financial Services Group, Inc.	3.40% (5 yr. CMT + 2.60%	)#	–	(h)	1,256,000	1,232,273
Regions Financial Corp.	5.502% (SOFR + 2.06%	)#	9/6/2035		941,000	970,490
Societe Generale SA (France)†(c)	6.066% (1 yr. CMT + 2.10%	)#	1/19/2035		1,095,000	1,157,839
South State Bank NA	8.375% (3 mo. USD Term SOFR + 4.61%	)#	8/15/2034		1,334,000	1,424,045
Standard Chartered PLC (United Kingdom)†(c)(e)	6.097% (1 yr. CMT + 2.10%	)#	1/11/2035		1,470,000	1,575,634
State Street Corp.	6.45% (5 yr. CMT + 2.14%	)#	–	(h)	1,341,000	1,390,327
Sumitomo Mitsui Financial Group, Inc. (Japan)(c)	6.60% (5 yr. CMT + 2.28%	)#	–	(h)	669,000	692,434
Synovus Financial Corp.	6.168% (SOFR + 2.35%	)#	11/1/2030		935,000	972,005
Toronto-Dominion Bank (Canada)(c)	6.35% (5 yr. CMT + 2.72%	)#	10/31/2085		1,119,000	1,138,953
UBS Group AG (Switzerland)†(c)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%	)#	–	(h)	1,261,000	1,293,883
UBS Group AG (Switzerland)†(c)	9.25% (5 yr. CMT + 4.75%	)#	–	(h)	1,209,000	1,330,141
UBS Group AG (Switzerland)†(c)	9.25% (5 yr. CMT + 4.76%	)#	–	(h)	802,000	941,008
UniCredit SpA (Italy)†(c)	7.296% (5 yr. USD ICE Swap + 4.91%	)#	4/2/2034		2,274,000	2,440,029
Webster Financial Corp.	4.10%		3/25/2029		1,622,000	1,598,638

10	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031	$3,026,000	$2,916,126
Zions Bancorp NA	6.816% (SOFR + 2.83%	)#	11/19/2035	1,140,000	1,214,050
Total					67,205,228

Beverages 0.14%
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	898,000	916,071
Coca-Cola Femsa SAB de CV (Mexico)(c)	5.10%		5/6/2035	713,000	724,573
Total					1,640,644

Biotechnology 0.44%
Genmab AS/Genmab Finance LLC (Denmark)†(c)	6.25%		12/15/2032	1,144,000	1,173,219
Genmab AS/Genmab Finance LLC (Denmark)†(c)	7.25%		12/15/2033	1,356,000	1,425,498
Illumina, Inc.	4.75%		12/12/2030	866,000	874,528
Royalty Pharma PLC	5.40%		9/2/2034	1,702,000	1,744,811
Total					5,218,056

Building Materials 1.12%
ACProducts Holdings, Inc.†	6.375%		5/15/2029	1,468,000	704,466
Amrize Finance U.S. LLC	5.40%		4/7/2035	659,000	679,952
Builders FirstSource, Inc.†	4.25%		2/1/2032	1,275,000	1,215,153
Builders FirstSource, Inc.†	6.375%		6/15/2032	1,079,000	1,118,794
CP Atlas Buyer, Inc.†	12.75%		1/15/2031	632,015	599,372
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030	3,301,000	3,442,158
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031	1,145,000	1,207,783
MIWD Holdco II LLC/MIWD Finance Corp.†(e)	5.50%		2/1/2030	1,800,000	1,747,999
Quikrete Holdings, Inc.†	6.375%		3/1/2032	1,671,000	1,740,405
Standard Industries, Inc.†	4.375%		7/15/2030	891,000	860,158
Total					13,316,240

Chemicals 1.79%
ASP Unifrax Holdings, Inc.†	7.10%		9/30/2029	1,832,389	219,887
ASP Unifrax Holdings, Inc.†	11.175%		9/30/2029	2,437,069	1,928,806
Cabot Corp.	5.00%		6/30/2032	1,611,000	1,640,097
Celanese U.S. Holdings LLC(e)	6.75%		4/15/2033	1,745,000	1,737,424
Celanese U.S. Holdings LLC	7.20%		11/15/2033	1,123,000	1,187,338
Celanese U.S. Holdings LLC	7.375%		2/15/2034	1,362,000	1,384,644
Chemours Co.†	4.625%		11/15/2029	1,306,000	1,182,151

See Notes to Financial Statements.	11

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Chemicals (continued)
LYB International Finance III LLC	5.875%	1/15/2036	$1,170,000	$1,164,970
Ma’aden Sukuk Ltd. (Cayman Islands)†(c)	5.50%	2/13/2035	696,000	721,602
Olin Corp.	5.00%	2/1/2030	1,347,000	1,325,683
Olin Corp.†	6.625%	4/1/2033	1,172,000	1,164,638
Olympus Water U.S. Holding Corp.†	4.25%	10/1/2028	1,206,000	1,171,587
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031	1,429,000	1,468,030
Solstice Advanced Materials, Inc.†	5.625%	9/30/2033	1,181,000	1,192,118
Tronox, Inc.†	4.625%	3/15/2029	2,666,000	1,868,643
WR Grace Holdings LLC†	6.625%	8/15/2032	1,804,000	1,828,335
Total				21,185,953

Coal 0.22%
SunCoke Energy, Inc.†	4.875%	6/30/2029	1,912,000	1,777,138
Warrior Met Coal, Inc.†	7.875%	12/1/2028	849,000	869,499
Total				2,646,637

Commercial Services 2.98%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(c)	7.00%	5/21/2030	1,256,000	1,315,981
Allied Universal Holdco LLC†	7.875%	2/15/2031	1,947,000	2,053,060
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(e)	6.00%	6/1/2029	1,173,000	1,161,824
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%	6/15/2030	1,545,000	1,609,506
Ashtead Capital, Inc.†	5.50%	8/11/2032	892,000	923,107
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	8.375%	6/15/2032	3,376,000	3,488,307
Block, Inc.	6.50%	5/15/2032	1,123,000	1,168,498
CoreCivic, Inc.	8.25%	4/15/2029	1,204,000	1,266,695
EquipmentShare.com, Inc.†	8.625%	5/15/2032	1,109,000	1,172,792
EquipmentShare.com, Inc.†	9.00%	5/15/2028	2,756,000	2,867,428
Garda World Security Corp. (Canada)†(c)	6.50%	1/15/2031	1,152,000	1,179,500
GEO Group, Inc.	8.625%	4/15/2029	2,243,000	2,360,719
Herc Holdings, Inc.†	6.00%	3/15/2034	845,000	856,785
Herc Holdings, Inc.†(e)	7.25%	6/15/2033	1,016,000	1,077,950
Hertz Corp.†(i)	Zero Coupon	10/15/2024	987,000	69,090
Hertz Corp.†	Zero Coupon	1/15/2028	1,887,000	382,117
Hertz Corp.†(e)	5.00%	12/1/2029	1,923,000	1,314,947
Hertz Corp.†	12.625%	7/15/2029	3,191,000	3,220,708
ITR Concession Co. LLC†	5.183%	7/15/2035	785,000	773,680

12	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Commercial Services (continued)
J Paul Getty Trust	4.905%		4/1/2035		$1,199,000	$1,220,177
Quanta Services, Inc.	5.25%		8/9/2034		1,123,000	1,151,927
Rentokil Terminix Funding LLC†	5.625%		4/28/2035		1,440,000	1,487,756
Rollins, Inc.	5.25%		2/24/2035		1,133,000	1,156,536
Sotheby’s†	7.375%		10/15/2027		752,000	748,069
Synergy Infrastructure Holdings LLC†	7.875%		12/1/2030		1,160,000	1,205,498
Total						35,232,657

Computers 0.70%
CACI International, Inc.†	6.375%		6/15/2033		988,000	1,023,497
Crowdstrike Holdings, Inc.	3.00%		2/15/2029		4,008,000	3,849,547
NCR Atleos Corp.†	9.50%		4/1/2029		1,485,000	1,612,645
NetApp, Inc.	2.70%		6/22/2030		518,000	482,771
Western Digital Corp.	3.10%		2/1/2032		1,421,000	1,311,224
Total						8,279,684

Cosmetics/Personal Care 0.36%
Opal Bidco SAS (France)†(c)	6.50%		3/31/2032		1,593,000	1,632,695
Perrigo Finance Unlimited Co. (Ireland)(c)	4.90%		6/15/2030		1,197,000	1,158,798
Perrigo Finance Unlimited Co. (Ireland)(c)	6.125%		9/30/2032		1,489,000	1,451,473
Total						4,242,966

Distribution/Wholesale 0.22%
LKQ Corp.	6.25%		6/15/2033		1,344,000	1,442,059
Marubeni Corp. (Japan)†(c)(e)	5.383%		4/1/2035		1,079,000	1,115,493
Total						2,557,552

Diversified Financial Services 4.52%
Aircastle Ltd.†	6.50%		7/18/2028		1,132,000	1,190,428
Ally Financial, Inc.(e)	6.70%		2/14/2033		2,277,000	2,382,064
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030		1,346,000	1,417,859
Bread Financial Holdings, Inc.†	6.75%		5/15/2031		815,000	844,800
Capital One Financial Corp.	5.50% (3 mo. USD Term SOFR + 3.34%	)#	–	(h)	1,166,000	1,170,751
Coinbase Global, Inc.†	3.375%		10/1/2028		1,868,000	1,780,996
Coinbase Global, Inc.†	3.625%		10/1/2031		1,249,000	1,114,590
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030		1,165,000	1,189,752
CrossCountry Intermediate HoldCo LLC†	6.75%		12/1/2032		1,448,000	1,478,715
DAE Sukuk Difc Ltd. (United Arab Emirates)†(c)	4.50%		10/16/2030		1,532,000	1,514,153
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031		1,794,000	1,929,101
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029		1,089,000	1,142,773

See Notes to Financial Statements.	13

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
GGAM Finance Ltd. (Ireland)†(c)	8.00%		6/15/2028	$2,161,000	$2,289,966
ILFC E-Capital Trust I†	6.35%	#(a)	12/21/2065	1,806,000	1,517,962
ILFC E-Capital Trust II†	6.60%	#(a)	12/21/2065	836,000	724,068
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033	2,010,000	2,099,357
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	1,531,000	1,609,619
LPL Holdings, Inc.	5.75%		6/15/2035	880,000	906,347
LPL Holdings, Inc.	6.00%		5/20/2034	1,574,000	1,659,883
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	6.50%		3/26/2031	2,152,000	2,306,010
Navient Corp.(e)	5.50%		3/15/2029	816,000	810,644
Navient Corp.(e)	7.875%		6/15/2032	1,437,000	1,505,173
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	1,377,000	1,202,386
OneMain Finance Corp.	6.125%		5/15/2030	1,844,000	1,884,443
OneMain Finance Corp.	6.75%		9/15/2033	1,351,000	1,369,750
OneMain Finance Corp.	7.50%		5/15/2031	1,623,000	1,708,823
PennyMac Financial Services, Inc.†	5.75%		9/15/2031	440,000	443,736
PennyMac Financial Services, Inc.†	6.875%		5/15/2032	2,055,000	2,152,499
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	1,138,000	1,200,686
PennyMac Financial Services, Inc.†	7.875%		12/15/2029	1,190,000	1,266,972
Rocket Cos., Inc.†	6.375%		8/1/2033	1,701,000	1,775,621
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†(e)	4.00%		10/15/2033	1,269,000	1,179,937
Stonebriar ABF Issuer LLC†	8.125%		12/15/2030	1,214,000	1,250,371
Synchrony Financial	7.25%		2/2/2033	2,687,000	2,888,644
UWM Holdings LLC†	6.25%		3/15/2031	1,194,000	1,192,670
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031	1,306,000	1,371,133
Total					53,472,682

Electric 4.47%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055	1,226,000	1,249,420
AES Panama Generation Holdings SRL (Panama)(c)	4.375%		5/31/2030	1,231,299	1,159,514
Alliant Energy Corp.	5.75% (5 yr. CMT + 2.08%	)#	4/1/2056	1,164,000	1,163,561
Alpha Generation LLC†	6.25%		1/15/2034	1,619,000	1,636,553
Alpha Generation LLC†	6.75%		10/15/2032	1,132,000	1,172,452
American Electric Power Co., Inc.	6.05% (5 yr. CMT + 1.94%	)#	3/15/2056	1,147,000	1,127,518
Calpine Corp.†	4.625%		2/1/2029	3,814,000	3,814,462

14	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Electric (continued)
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035		$959,000	$1,004,153
CenterPoint Energy, Inc.(e)	5.95% (5 yr. CMT + 2.22%	)#	4/1/2056		1,022,000	1,032,845
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador)†(c)	8.65%		1/24/2033		1,161,000	1,246,914
Constellation Energy Generation LLC	5.60%		6/15/2042		1,031,000	1,035,524
Constellation Energy Generation LLC	5.80%		3/1/2033		1,390,000	1,484,308
Constellation Energy Generation LLC	6.25%		10/1/2039		2,067,000	2,245,377
Dominion Energy, Inc.	6.20% (5 yr. CMT + 2.01%	)#	2/15/2056		1,103,000	1,104,486
DPL LLC	4.35%		4/15/2029		1,459,000	1,442,436
Energuate Trust 2 0 (Cayman Islands)†(c)	6.35%		9/15/2035		1,130,000	1,130,610
Evergy, Inc.	6.65% (5 yr. CMT + 2.56%	)#	6/1/2055		1,690,000	1,735,483
Idaho Power Co.	5.20%		8/15/2034		1,113,000	1,147,295
Idaho Power Co.	5.70%		3/15/2055		1,315,000	1,315,687
Lightning Power LLC†	7.25%		8/15/2032		2,754,000	2,930,025
Minejesa Capital BV (Netherlands)†(c)(e)	4.625%		8/10/2030		1,114,760	1,111,536
NRG Energy, Inc.†	6.00%		1/15/2036		716,000	725,858
NRG Energy, Inc.†	7.00%		3/15/2033		1,501,000	1,664,472
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(h)	2,111,000	2,307,051
Palomino Funding Trust I†	7.233%		5/17/2028		2,239,000	2,368,856
Puget Energy, Inc.	4.10%		6/15/2030		1,000,000	980,819
Sempra	6.40% (5 yr. CMT + 2.63%	)#	10/1/2054		1,411,000	1,435,953
Talen Energy Supply LLC†	6.25%		2/1/2034		793,000	809,164
Talen Energy Supply LLC†	6.50%		2/1/2036		1,529,000	1,582,079
Talen Energy Supply LLC†	8.625%		6/1/2030		1,237,000	1,310,260
Tampa Electric Co.	5.15%		3/1/2035		2,194,000	2,229,252
TXNM Energy, Inc.†	7.00% (5 yr. CMT + 3.25%	)#	7/31/2056		1,177,000	1,173,816
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(h)	1,135,000	1,159,066
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%	)#	–	(h)	384,000	424,697
VoltaGrid LLC†	7.375%		11/1/2030		1,169,000	1,158,749
WEC Energy Group, Inc.	5.625% (5 yr. CMT + 1.91%	)#	5/15/2056		1,179,000	1,187,304
XPLR Infrastructure Operating Partners LP†(e)	8.375%		1/15/2031		1,098,000	1,154,477
Total						52,962,032

See Notes to Financial Statements.	15

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Electronics 0.52%
Allegion U.S. Holding Co., Inc.	5.60%	5/29/2034		$709,000	$742,246
Flex Ltd.	5.25%	1/15/2032		942,000	960,594
Flex Ltd.	5.375%	11/13/2035		598,000	596,820
Imola Merger Corp.†	4.75%	5/15/2029		886,000	875,244
TD SYNNEX Corp.	5.30%	10/10/2035		1,433,000	1,419,625
Trimble, Inc.	6.10%	3/15/2033		1,426,000	1,536,056
Total					6,130,585

Energy-Alternate Sources 0.19%
Topaz Solar Farms LLC†	5.75%	9/30/2039		2,183,870	2,198,316

Engineering & Construction 0.77%
Corp. Quiport SA (Ecuador)†(c)	9.00%	12/15/2037		232,000	248,879
Fluor Corp.	4.25%	9/15/2028		1,340,000	1,331,208
Heathrow Finance PLC	6.625%	3/1/2031	GBP	2,196,000	2,981,283
Jacobs Engineering Group, Inc.	5.90%	3/1/2033		$1,087,000	1,147,663
MasTec, Inc.	5.90%	6/15/2029		1,047,000	1,092,473
Montego Bay Airport Revenue Finance Ltd. (Cayman Islands)†(c)	6.60%	6/15/2035		1,174,000	1,176,923
TAV Havalimanlari Holding AS (Turkey)†(c)	8.50%	12/7/2028		1,080,000	1,129,561
Total					9,107,990

Entertainment 1.47%
Bracelet Holdings, Inc.†	9.25%	7/2/2028		1,821,000	1,738,873	(b)
Caesars Entertainment, Inc.†(e)	4.625%	10/15/2029		1,956,000	1,877,552
Caesars Entertainment, Inc.†	7.00%	2/15/2030		2,112,000	2,188,300
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		1,234,000	1,214,673
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029		2,000,000	1,784,001
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		2,394,000	2,333,598
Warnermedia Holdings, Inc.	4.279%	3/15/2032		2,012,000	1,768,689
Warnermedia Holdings, Inc.	5.05%	3/15/2042		2,514,000	1,775,513
Warnermedia Holdings, Inc.	5.141%	3/15/2052		2,386,000	1,577,981
WMG Acquisition Corp.†	3.75%	12/1/2029		1,209,000	1,164,789
Total					17,423,969

16	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Food 1.01%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%		3/15/2029		$1,795,000	$1,726,229
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%		3/15/2033		687,000	707,016
Alicorp SAA†	7.40%		6/16/2032	PEN	4,397,000	1,326,438
Fiesta Purchaser, Inc.†	7.875%		3/1/2031		$692,000	724,851
Gruma SAB de CV (Mexico)†(c)	5.39%		12/9/2034		1,154,000	1,189,186
Grupo Nutresa SA (Colombia)†(c)	9.00%		5/12/2035		1,082,000	1,223,425
Lamb Weston Holdings, Inc.†	4.125%		1/31/2030		1,505,000	1,457,172
McCormick & Co., Inc.	4.95%		4/15/2033		934,000	948,557
Performance Food Group, Inc.†	6.125%		9/15/2032		1,140,000	1,176,660
Smithfield Foods, Inc.†	5.20%		4/1/2029		1,446,000	1,466,465
Total						11,945,999

Gas 0.44%
National Fuel Gas Co.	5.50%		3/15/2030		1,127,000	1,164,013
NiSource, Inc.	6.375% (5 yr. CMT + 2.53%	)#	3/31/2055		1,129,000	1,169,902
Snam SpA (Italy)†(c)	5.75%		5/28/2035		637,000	666,536
Snam SpA (Italy)†(c)	6.50%		5/28/2055		1,064,000	1,144,609
Southwest Gas Corp.	4.05%		3/15/2032		1,055,000	1,018,491
Total						5,163,551

Health Care-Products 0.19%
Bausch & Lomb Corp. (Canada)†(c)	8.375%		10/1/2028		1,066,000	1,113,970
VSP Optical Group, Inc.†	5.45%		12/1/2035		1,162,000	1,170,173
Total						2,284,143

Health Care-Services 1.29%
CHS/Community Health Systems, Inc.†	4.75%		2/15/2031		2,561,000	2,283,286
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030		3,148,000	2,962,245
Concentra Health Services, Inc.†	6.875%		7/15/2032		578,000	605,197
DaVita, Inc.†	4.625%		6/1/2030		1,162,000	1,130,702
HCA, Inc.	5.75%		3/1/2035		1,101,000	1,156,224
LifePoint Health, Inc.†	11.00%		10/15/2030		996,000	1,093,494
Molina Healthcare, Inc.†	3.875%		11/15/2030		1,975,000	1,834,461
Roche Holdings, Inc.†	4.666%		12/2/2035		1,389,000	1,382,975
Team Health Holdings, Inc.†	8.375%		6/30/2028		517,000	524,168
Tenet Healthcare Corp.	6.75%		5/15/2031		1,057,000	1,100,389
Universal Health Services, Inc.	5.05%		10/15/2034		1,204,000	1,182,018
Total						15,255,159

See Notes to Financial Statements.	17

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Holding Companies-Diversified 0.09%
Benteler International AG†	7.25%		6/15/2031	EUR	149,000	$188,488
Clue Opco LLC†(e)	9.50%		10/15/2031		$869,000	921,079
Total						1,109,567

Home Builders 0.48%
Century Communities, Inc.†	3.875%		8/15/2029		1,468,000	1,397,077
Century Communities, Inc.†	6.625%		9/15/2033		849,000	859,102
LGI Homes, Inc.†(e)	7.00%		11/15/2032		2,412,000	2,307,771
PulteGroup, Inc.	6.375%		5/15/2033		1,041,000	1,142,315
Total						5,706,265

Insurance 1.45%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028		2,130,000	2,176,073
Ardonagh Finco Ltd. (United Kingdom)†(c)	7.75%		2/15/2031		952,000	998,719
Ardonagh Group Finance Ltd. (United Kingdom)†(c)	8.875%		2/15/2032		2,036,000	2,124,311
Asurion LLC & Asurion Co-Issuer, Inc.†	8.00%		12/31/2032		1,832,000	1,901,847
First American Financial Corp.	5.45%		9/30/2034		541,000	541,250
Global Atlantic Fin Co.†	7.95% (5 yr. CMT + 3.61%	)#	10/15/2054		1,325,000	1,375,431
HUB International Ltd.†	7.25%		6/15/2030		1,322,000	1,388,735
HUB International Ltd.†	7.375%		1/31/2032		909,000	954,613
NMI Holdings, Inc.	6.00%		8/15/2029		944,000	978,673
Old Republic International Corp.	5.75%		3/28/2034		1,098,000	1,143,841
Panther Escrow Issuer LLC†	7.125%		6/1/2031		1,069,000	1,108,422
Swiss RE Subordinated Finance PLC (United Kingdom)†(c)(e)	5.698% (3 mo. USD Term SOFR + 1.81%	)#	4/5/2035		1,200,000	1,249,208
Transatlantic Holdings, Inc.	8.00%		11/30/2039		934,000	1,169,602
Total						17,110,725

Internet 0.46%
Meituan (China)†(c)	4.625%		10/2/2029		1,688,000	1,696,501
MercadoLibre, Inc. (Uruguay)(c)	4.90%		1/15/2033		1,174,000	1,164,125
Rakuten Group, Inc. (Japan)†(c)	9.75%		4/15/2029		813,000	910,040
Wayfair LLC†	6.75%		11/15/2032		1,170,000	1,204,223
Wayfair LLC†	7.75%		9/15/2030		468,000	500,250
Total						5,475,139

18	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Iron-Steel 1.19%
Carpenter Technology Corp.†	5.625%		3/1/2034	$1,169,000	$1,188,844
Cleveland-Cliffs, Inc.†	7.00%		3/15/2032	1,722,000	1,767,203
Cleveland-Cliffs, Inc.†	7.625%		1/15/2034	3,356,000	3,509,658
Commercial Metals Co.	4.375%		3/15/2032	791,000	764,023
Commercial Metals Co.†	5.75%		11/15/2033	1,177,000	1,204,203
CSN Inova Ventures (Cayman Islands)(c)	6.75%		1/28/2028	1,772,000	1,644,189
Samarco Mineracao SA (Brazil)(c)	9.50%		6/30/2031	2,610,337	2,647,247
Vale Overseas Ltd. (Brazil)†(c)	6.00% (5 yr. CMT + 2.43%	)#	2/25/2056	1,402,000	1,403,823
Total					14,129,190

Leisure Time 1.41%
Carnival Corp.†	5.75%		3/15/2030	2,609,000	2,685,331
Carnival Corp.†	5.75%		8/1/2032	1,173,000	1,205,294
Carnival Corp.†	6.125%		2/15/2033	1,317,000	1,360,612
Lindblad Expeditions LLC†	7.00%		9/15/2030	1,691,000	1,764,821
NCL Corp. Ltd.†	6.75%		2/1/2032	1,717,000	1,759,131
Patrick Industries, Inc.†	6.375%		11/1/2032	1,102,000	1,131,543
Polaris, Inc.	5.60%		3/1/2031	1,197,000	1,209,968
Royal Caribbean Cruises Ltd.†	5.625%		9/30/2031	3,181,000	3,253,031
Royal Caribbean Cruises Ltd.†	6.00%		2/1/2033	1,121,000	1,152,215
Viking Cruises Ltd.†	9.125%		7/15/2031	1,060,000	1,135,679
Total					16,657,625

Lodging 1.85%
Choice Hotels International, Inc.(e)	5.85%		8/1/2034	1,123,000	1,145,402
Full House Resorts, Inc.†	8.25%		2/15/2028	1,694,000	1,478,015
Genting New York LLC/GENNY Capital, Inc.†	7.25%		10/1/2029	1,102,000	1,130,866
Hilton Domestic Operating Co., Inc.†	3.625%		2/15/2032	1,818,000	1,689,059
Hilton Domestic Operating Co., Inc.†	3.75%		5/1/2029	1,268,000	1,236,093
Hilton Domestic Operating Co., Inc.†	5.50%		3/31/2034	1,693,000	1,705,482
Hilton Domestic Operating Co., Inc.†	5.875%		3/15/2033	1,840,000	1,900,014
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%		1/15/2032	1,343,000	1,381,493
Melco Resorts Finance Ltd. (Hong Kong)(c)	5.375%		12/4/2029	504,000	499,316
Melco Resorts Finance Ltd. (Hong Kong)†(c)	6.50%		9/24/2033	1,190,000	1,194,119
Melco Resorts Finance Ltd. (Hong Kong)†(c)	7.625%		4/17/2032	645,000	678,996
Sands China Ltd. (Macau)(c)	4.375%		6/18/2030	2,240,000	2,212,218
Sands China Ltd. (Macau)(c)	5.40%		8/8/2028	1,442,000	1,470,426
Studio City Finance Ltd. (Hong Kong)(c)	5.00%		1/15/2029	1,863,000	1,800,511

See Notes to Financial Statements.	19

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Lodging (continued)
Wynn Macau Ltd. (Macau)†(c)	5.50%	10/1/2027	$1,193,000	$1,192,896
Wynn Macau Ltd. (Macau)†(c)	6.75%	2/15/2034	1,146,000	1,161,780
Total				21,876,686

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	921,000	910,224

Machinery-Diversified 0.63%
GrafTech Global Enterprises, Inc.†	9.875%	12/23/2029	1,369,000	1,197,875
nVent Finance SARL (Luxembourg)(c)	2.75%	11/15/2031	1,086,000	980,355
nVent Finance SARL (Luxembourg)(c)	5.65%	5/15/2033	1,794,000	1,871,722
Regal Rexnord Corp.	6.05%	4/15/2028	1,090,000	1,128,073
Regal Rexnord Corp.	6.40%	4/15/2033	2,079,000	2,237,395
Total				7,415,420

Media 2.64%
AMC Networks, Inc.	4.25%	2/15/2029	2,379,000	2,116,224
AMC Networks, Inc.†	10.25%	1/15/2029	1,080,000	1,133,235
CSC Holdings LLC†	4.125%	12/1/2030	471,000	289,236
CSC Holdings LLC†	4.625%	12/1/2030	5,975,000	2,139,325
CSC Holdings LLC†	5.375%	2/1/2028	820,000	595,772
CSC Holdings LLC†	5.75%	1/15/2030	2,193,000	812,505
CSC Holdings LLC†	6.50%	2/1/2029	875,000	580,581
CSC Holdings LLC†	11.75%	1/31/2029	2,491,000	1,852,239
Directv Financing LLC†	8.875%	2/1/2030	1,229,000	1,245,031
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	10.00%	2/15/2031	581,000	594,132
DISH DBS Corp.	5.125%	6/1/2029	2,478,000	2,201,428
EW Scripps Co.†	9.875%	8/15/2030	1,805,000	1,804,040
Gray Media, Inc.†	5.375%	11/15/2031	4,122,000	3,094,612
Gray Media, Inc.†	9.625%	7/15/2032	776,000	805,894
Gray Media, Inc.†	10.50%	7/15/2029	976,000	1,051,246
McGraw-Hill Education, Inc.†	7.375%	9/1/2031	1,119,000	1,181,465
Sinclair Television Group, Inc.†	8.125%	2/15/2033	1,139,000	1,190,392
Sunrise FinCo I BV (Netherlands)†(c)	4.875%	7/15/2031	2,867,000	2,733,111
Univision Communications, Inc.†	4.50%	5/1/2029	1,490,000	1,432,418
Virgin Media Finance PLC (United Kingdom)†(c)	5.00%	7/15/2030	2,518,000	2,222,405
VZ Secured Financing BV (Netherlands)†(c)	5.00%	1/15/2032	2,453,000	2,221,763
Total				31,297,054

20	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Metal Fabricate-Hardware 0.10%
Vallourec SACA (France)†(c)	7.50%	4/15/2032	$1,088,000	$1,156,580

Mining 2.82%
Alcoa Nederland Holding BV (Netherlands)†(c)	7.125%	3/15/2031	1,062,000	1,132,282
Anglo American Capital PLC (United Kingdom)†(c)	5.75%	4/5/2034	1,083,000	1,138,321
Aris Mining Corp. (Canada)†(c)	8.00%	10/31/2029	1,456,000	1,520,744
Capstone Copper Corp. (Canada)†(c)	6.75%	3/31/2033	1,737,000	1,804,059
First Quantum Minerals Ltd. (Canada)†(c)	7.25%	2/15/2034	1,105,000	1,162,581
First Quantum Minerals Ltd. (Canada)†(c)	8.00%	3/1/2033	1,229,000	1,314,043
First Quantum Minerals Ltd. (Canada)†(c)	8.625%	6/1/2031	2,292,000	2,414,838
Fortescue Treasury Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	682,000	660,192
Fortescue Treasury Pty. Ltd. (Australia)†(c)	6.125%	4/15/2032	1,345,000	1,404,696
Freeport Indonesia PT (Indonesia)(c)(e)	6.20%	4/14/2052	1,115,000	1,136,465
Freeport-McMoRan, Inc.	5.40%	11/14/2034	1,782,000	1,838,846
Glencore Funding LLC†	5.673%	4/1/2035	878,000	917,390
Hecla Mining Co.	7.25%	2/15/2028	661,000	665,936
Ivanhoe Mines Ltd. (Canada)†(c)	7.875%	1/23/2030	1,111,000	1,150,250
Kaiser Aluminum Corp.†	4.50%	6/1/2031	1,528,000	1,482,418
Kinross Gold Corp. (Canada)(c)	6.25%	7/15/2033	1,873,000	2,044,631
Minera Mexico SA de CV (Mexico)†(c)	5.625%	2/12/2032	2,352,000	2,436,672
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044	15,172	0	(f)
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(c)	6.75%	5/14/2030	1,862,000	1,949,757
Navoi Mining & Metallurgical Combinat (Uzbekistan)(c)	6.95%	10/17/2031	225,000	240,444
Nexa Resources SA (Brazil)†(c)(e)	6.60%	4/8/2037	1,644,000	1,697,342
Nickel Industries Ltd. (Australia)(c)	9.00%	9/30/2030	1,158,000	1,202,083
Novelis Corp.†	4.75%	1/30/2030	1,196,000	1,156,168
Novelis Corp.†	6.875%	1/30/2030	1,719,000	1,785,768
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(c)	5.854%	5/13/2032	1,093,000	1,142,309
Total				33,398,235

Miscellaneous Manufacturing 0.20%
Axon Enterprise, Inc.†	6.125%	3/15/2030	770,000	796,830
Axon Enterprise, Inc.†	6.25%	3/15/2033	551,000	575,515
Entegris, Inc.†	4.75%	4/15/2029	1,024,000	1,027,253
Total				2,399,598

See Notes to Financial Statements.	21

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Office/Business Equipment 0.14%
Zebra Technologies Corp.†	6.50%		6/1/2032		$1,613,000	$1,671,865

Oil & Gas 4.23%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%		10/1/2029		1,599,000	1,676,049
APA Corp.(e)	4.25%		1/15/2030		1,119,000	1,099,830
APA Corp.	6.10%		2/15/2035		1,153,000	1,185,672
APA Corp.	6.75%		2/15/2055		1,754,000	1,751,700
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028		1,778,171	1,789,474
Borr IHC Ltd./Borr Finance LLC†(e)	10.375%		11/15/2030		716,010	714,730
BP Capital Markets PLC (United Kingdom)(c)	6.45% (5 yr. CMT + 2.15%	)#	–	(h)	1,057,000	1,126,221
Caturus Energy LLC†	8.50%		2/15/2030		1,114,000	1,161,026
CITGO Petroleum Corp.†	8.375%		1/15/2029		1,426,000	1,488,108
Civitas Resources, Inc.†	8.625%		11/1/2030		1,096,000	1,149,348
Comstock Resources, Inc.†	5.875%		1/15/2030		1,183,000	1,151,491
Comstock Resources, Inc.†	6.75%		3/1/2029		872,000	870,933
Crescent Energy Finance LLC†	7.375%		1/15/2033		1,183,000	1,123,391
DBR Land Holdings LLC†	6.25%		12/1/2030		1,171,000	1,198,518
Global Marine, Inc.	7.00%		6/1/2028		214,000	209,452
HF Sinclair Corp.	5.50%		9/1/2032		1,146,000	1,163,639
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.875%		5/15/2034		1,172,000	1,099,847
Long Ridge Energy LLC†	8.75%		2/15/2032		1,615,000	1,720,421
Matador Resources Co.†	6.50%		4/15/2032		1,172,000	1,189,363
MC Brazil Downstream Trading SARL (Luxembourg)†(c)	7.25%		6/30/2031		1,323,912	1,161,960
Occidental Petroleum Corp.	5.375%		1/1/2032		615,000	630,137
Occidental Petroleum Corp.	5.55%		10/1/2034		1,052,000	1,073,711
Occidental Petroleum Corp.	6.125%		1/1/2031		921,000	974,056
Occidental Petroleum Corp.	6.60%		3/15/2046		1,103,000	1,144,139
Occidental Petroleum Corp.	7.50%		5/1/2031		1,013,000	1,140,401
Occidental Petroleum Corp.	8.875%		7/15/2030		1,000,000	1,159,602
ORLEN SA (Poland)†(c)	6.00%		1/30/2035		993,000	1,048,149
Ovintiv, Inc.	6.50%		2/1/2038		1,147,000	1,203,197
Petroleos de Venezuela SA (Venezuela)(c)(i)	5.375%		4/12/2027		1,240,000	290,780
Petroleos de Venezuela SA (Venezuela)(c)(i)	5.375%		4/12/2027		1,390,400	326,049
Petroleos de Venezuela SA (Venezuela)(c)(i)	6.00%		5/16/2024		6,001,462	1,407,343
Petroleos de Venezuela SA (Venezuela)(c)(i)	6.00%		11/15/2026		1,997,398	479,376
Petroleos Mexicanos (Mexico)(c)	6.75%		9/21/2047		1,415,000	1,164,359

22	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Petroleos Mexicanos (Mexico)(c)(e)	10.00%	2/7/2033	$2,534,000	$2,937,983
Repsol E&P Capital Markets U.S. LLC†	5.976%	9/16/2035	611,000	623,395
Saturn Oil & Gas, Inc. (Canada)†(c)	9.625%	6/15/2029	1,147,000	1,131,678
Suncor Energy, Inc. (Canada)(c)	7.15%	2/1/2032	1,408,000	1,583,432
Sunoco LP†	6.25%	7/1/2033	1,723,000	1,765,786
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	434,000	431,323
Transocean International Ltd.	6.80%	3/15/2038	853,000	734,148
Transocean International Ltd.	7.50%	4/15/2031	191,000	181,241
Transocean International Ltd.†	7.875%	10/15/2032	1,168,000	1,225,391
Transocean International Ltd.†	8.50%	5/15/2031	1,195,000	1,184,473
Vermilion Energy, Inc. (Canada)†(c)	6.875%	5/1/2030	1,169,000	1,157,307
Viper Energy Partners LLC	5.70%	8/1/2035	991,000	1,011,960
Total				50,040,589

Oil & Gas Services 0.82%
Enerflex, Inc.†	6.875%	1/15/2031	1,162,000	1,188,659
Oceaneering International, Inc.	6.00%	2/1/2028	1,740,000	1,766,197
SESI LLC†	7.875%	9/30/2030	1,258,000	1,239,263
Star Holding LLC†	8.75%	8/1/2031	546,000	526,404
USA Compression Partners LP/USA Compression Finance Corp.†	6.25%	10/1/2033	1,155,000	1,169,403
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	700,000	724,907
WBI Operating LLC†	6.50%	10/15/2033	1,344,000	1,339,629
Weatherford International Ltd.†	6.75%	10/15/2033	1,756,000	1,799,271
Total				9,753,733

Packaging & Containers 0.99%
Ardagh Metal Packaging Finance USA
LLC/Ardagh Metal Packaging Finance PLC†	6.25%	1/30/2031	1,166,000	1,193,273
Canpack SA/Canpack U.S. LLC (Poland)†(c)	3.875%	11/15/2029	1,430,000	1,369,479
Clydesdale Acquisition Holdings, Inc.†	6.75%	4/15/2032	1,294,000	1,331,454
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030	1,141,000	1,160,858
LABL, Inc.†	5.875%	11/1/2028	1,275,000	805,332
LABL, Inc.†	8.625%	10/1/2031	1,288,000	686,263
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2030	1,312,000	1,302,862
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2030	1,131,000	1,091,415
Sealed Air Corp.†	6.875%	7/15/2033	1,060,000	1,120,875
Trivium Packaging Finance BV (Netherlands)†(c)	8.25%	7/15/2030	1,604,000	1,720,693
Total				11,782,504

See Notes to Financial Statements.	23

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pharmaceuticals 1.00%
1261229 BC Ltd. (Canada)†(c)	10.00%		4/15/2032	$4,137,000	$4,305,653
Bausch Health Cos., Inc. (Canada)†(c)	11.00%		9/30/2028	1,404,000	1,455,407
CVS Health Corp.	4.78%		3/25/2038	1,255,000	1,185,146
CVS Health Corp.	5.25%		2/21/2033	1,881,000	1,937,215
CVS Health Corp.	5.70%		6/1/2034	1,123,000	1,177,209
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055	1,648,000	1,729,903
Total					11,790,533

Pipelines 2.84%
AL Candelaria -spain- SA (Spain)†(c)	5.75%		6/15/2033	1,646,000	1,461,887
AL Candelaria -spain- SA (Spain)(c)	5.75%		6/15/2033	1,012,000	898,803
AL Candelaria -spain- SA (Spain)(c)	5.75%		6/15/2033	251,000	222,924
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.25%		7/15/2032	1,101,000	1,169,122
Boardwalk Pipelines LP	5.375%		2/15/2036	837,000	841,917
Boardwalk Pipelines LP	5.625%		8/1/2034	1,123,000	1,176,836
Buckeye Partners LP†	6.75%		2/1/2030	1,699,000	1,784,512
Colonial Enterprises, Inc.†	3.25%		5/15/2030	1,241,000	1,167,067
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	1,161,000	1,149,365
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029	1,482,000	1,554,320
DT Midstream, Inc.†	4.30%		4/15/2032	1,293,000	1,250,750
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035	892,000	928,087
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		5/15/2032	1,083,000	1,129,715
Global Partners LP/GLP Finance Corp.†	7.125%		7/1/2033	480,000	490,631
Gulfstream Natural Gas System LLC†	5.60%		7/23/2035	659,000	677,059
NGPL PipeCo LLC†	3.25%		7/15/2031	1,530,000	1,409,963
ONEOK, Inc.	6.05%		9/1/2033	1,090,000	1,161,905
ONEOK, Inc.†	6.50%		9/1/2030	1,057,000	1,133,727
Sabal Trail Transmission LLC†	4.246%		5/1/2028	1,125,000	1,120,172
South Bow Canadian Infrastructure
Holdings Ltd. (Canada)(c)	7.50% (5 yr. CMT + 3.67%	)#	3/1/2055	1,132,000	1,210,645
South Bow USA Infrastructure
Holdings LLC	5.584%		10/1/2034	1,125,000	1,136,700
Transcontinental Gas Pipe Line Co. LLC†	5.10%		3/15/2036	1,169,000	1,177,407
Venture Global LNG, Inc.†	9.50%		2/1/2029	2,160,000	2,240,140
Venture Global Plaquemines LNG LLC†	6.50%		1/15/2034	1,644,000	1,684,689

24	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
Western Midstream Operating LP	4.05%	2/1/2030	$1,896,000	$1,858,319
Western Midstream Operating LP	6.35%	1/15/2029	1,053,000	1,108,512
Whistler Pipeline LLC†	5.95%	9/30/2034	2,360,000	2,446,123
Total				33,591,297

Real Estate 0.34%
Corp. Inmobiliaria Vesta SAB de CV (Mexico)†(c)	5.50%	1/30/2033	937,000	950,109
Hunt Cos., Inc.†	5.25%	4/15/2029	1,435,000	1,407,120
Newmark Group, Inc.	7.50%	1/12/2029	1,565,000	1,680,346
Total				4,037,575

REITS 2.69%
American Assets Trust LP	6.15%	10/1/2034	1,715,000	1,744,407
Brandywine Operating Partnership LP	4.55%	10/1/2029	1,968,000	1,880,079
Brandywine Operating Partnership LP	8.875%	4/12/2029	470,000	506,920
CFE Fibra E (Mexico)†(c)	5.875%	9/23/2040	1,081,911	1,082,526
Cousins Properties LP	5.875%	10/1/2034	1,929,000	2,018,710
First Industrial LP	5.25%	1/15/2031	898,000	917,011
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2030	1,272,000	1,240,374
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031	1,278,000	1,228,441
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	1,000,000	1,029,692
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032	1,345,000	1,329,108
Iron Mountain, Inc.†	4.50%	2/15/2031	3,572,000	3,407,571
Iron Mountain, Inc.†	6.25%	1/15/2033	1,223,000	1,234,027
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	5.50%	8/1/2030	1,108,000	1,134,590
Millrose Properties, Inc.†	6.25%	9/15/2032	936,000	945,134
Millrose Properties, Inc.†	6.375%	8/1/2030	1,141,000	1,168,235
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035	766,000	757,897
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034	868,000	910,267
Piedmont Operating Partnership LP	5.625%	1/15/2033	718,000	725,737
Piedmont Operating Partnership LP	9.25%	7/20/2028	1,728,000	1,911,416
Rayonier LP	2.75%	5/17/2031	2,532,000	2,283,924
RHP Hotel Properties LP/RHP Finance Corp.†	6.50%	6/15/2033	805,000	840,071
Starwood Property Trust, Inc.†	6.50%	7/1/2030	134,000	140,247
Starwood Property Trust, Inc.†	6.50%	10/15/2030	2,186,000	2,280,652
Vornado Realty LP	3.40%	6/1/2031	1,300,000	1,180,129
Total				31,897,165

See Notes to Financial Statements.	25

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date		Principal Amount‡	Fair Value
Retail 1.81%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(c)	6.125%	6/15/2029		$1,098,000	$1,128,383
Advance Auto Parts, Inc.†	7.375%	8/1/2033		1,941,000	1,950,084
Carvana Co.†	9.00%	6/1/2030		1,079,993	1,133,339
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052		1,524,000	1,114,726
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(c)	8.375%	1/15/2029		1,297,000	1,278,291
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		185,000	94,328
LBM Acquisition LLC†	9.50%	6/15/2031		1,271,000	1,326,530
Murphy Oil USA, Inc.	4.75%	9/15/2029		1,500,000	1,496,537
Park River Holdings, Inc.†	8.00%	3/15/2031		1,959,000	2,028,270
Park River Holdings, Inc.†	8.75%	12/31/2030		1,207,524	1,193,939
PetSmart LLC/PetSmart Finance Corp.†	7.50%	9/15/2032		1,190,000	1,212,478
Punch Finance PLC†	7.875%	12/30/2030	GBP	1,055,000	1,449,817
QXO Building Products, Inc.†	6.75%	4/30/2032		$2,198,000	2,297,391
Staples, Inc.†	10.75%	9/1/2029		1,154,000	1,148,739
Tiffany & Co.	4.90%	10/1/2044		1,466,000	1,388,281
White Cap Supply Holdings LLC†	7.375%	11/15/2030		1,175,000	1,219,960
Total					21,461,093

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(i)	6.875%	6/15/2011		1,250,000	0	(f)

Semiconductors 0.85%
Foundry JV Holdco LLC†	5.50%	1/25/2031		1,936,000	1,999,627
Foundry JV Holdco LLC†	6.25%	1/25/2035		1,463,000	1,552,934
Foundry JV Holdco LLC†	6.40%	1/25/2038		1,427,000	1,524,056
Marvell Technology, Inc.	5.95%	9/15/2033		1,107,000	1,184,183
Micron Technology, Inc.	5.30%	1/15/2031		665,000	689,573
Qorvo, Inc.†	3.375%	4/1/2031		1,324,000	1,229,247
Qorvo, Inc.	4.375%	10/15/2029		1,083,000	1,068,548
SK Hynix, Inc. (South Korea)(c)	6.50%	1/17/2033		690,000	761,396
Total					10,009,564

Shipbuilding 0.21%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030		1,157,000	1,146,676
Huntington Ingalls Industries, Inc.	5.353%	1/15/2030		390,000	403,187
Huntington Ingalls Industries, Inc.	5.749%	1/15/2035		904,000	958,640
Total					2,508,503

26	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Software 1.54%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.†	8.00%	6/15/2029	$1,367,000	$1,189,828
Cloud Software Group, Inc.†	8.25%	6/30/2032	1,075,000	1,124,009
CoreWeave, Inc.†	9.00%	2/1/2031	1,614,000	1,481,281
Fair Isaac Corp.†	6.00%	5/15/2033	1,828,000	1,883,447
Oracle Corp.	5.20%	9/26/2035	4,200,000	4,025,447
Oracle Corp.	5.95%	9/26/2055	1,814,000	1,608,396
ROBLOX Corp.†	3.875%	5/1/2030	1,928,000	1,846,256
Roper Technologies, Inc.	1.75%	2/15/2031	960,000	842,573
Roper Technologies, Inc.	4.75%	2/15/2032	706,000	714,000
X.AI LLC/X.AI Co. Issuer Corp.	12.50%	6/30/2030	3,345,000	3,568,970
Total				18,284,207

Telecommunications 3.03%
Altice France SA (France)†(c)	6.50%	4/15/2032	1,816,594	1,742,635
Altice France SA (France)†(c)	6.875%	10/15/2030	2,205,565	2,141,200
Altice France SA (France)†(c)	6.875%	7/15/2032	1,360,766	1,305,790
Altice France SA (France)†(c)(e)	9.50%	11/1/2029	1,133,495	1,171,014
Cipher Compute LLC†	7.125%	11/15/2030	2,080,000	2,121,044
Digicel International Finance Ltd./Difl U.S. LLC (Jamaica)†(c)	8.625%	8/1/2032	1,146,000	1,189,860
EchoStar Corp.	6.75%	11/30/2030	3,753,369	3,849,900
Fibercop SpA (Italy)†(c)	6.00%	9/30/2034	1,147,000	1,092,339
Flash Compute LLC†	7.25%	12/31/2030	1,226,000	1,216,208
Hughes Satellite Systems Corp.	5.25%	8/1/2026	844,000	807,150
Hughes Satellite Systems Corp.	6.625%	8/1/2026	1,504,000	1,375,021
Level 3 Financing, Inc.†	3.625%	1/15/2029	3,161,000	2,933,124
Level 3 Financing, Inc.†	3.75%	7/15/2029	980,000	895,975
Level 3 Financing, Inc.†	4.25%	7/1/2028	661,000	634,560
Level 3 Financing, Inc.†	8.50%	1/15/2036	1,557,779	1,597,249
Lumen Technologies, Inc.†	4.50%	1/15/2029	1,997,000	1,858,278
Lumen Technologies, Inc.†	5.375%	6/15/2029	1,292,000	1,221,541
Lumen Technologies, Inc.	7.60%	9/15/2039	634,000	610,061
Lumen Technologies, Inc.	7.65%	3/15/2042	751,000	710,469
Vmed O2 U.K. Financing I PLC (United Kingdom)†(c)	4.25%	1/31/2031	2,598,000	2,371,401
Vmed O2 U.K. Financing I PLC (United Kingdom)†(c)	4.75%	7/15/2031	1,253,000	1,157,770

See Notes to Financial Statements.	27

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Telecommunications (continued)
WULF Compute LLC†	7.75%		10/15/2030	$2,271,000	$2,341,420
Zegona Finance PLC (United Kingdom)†(c)	8.625%		7/15/2029	1,455,000	1,547,716
Total					35,891,725

Transportation 0.69%
Danaos Corp. (Greec)†(c)	6.875%		10/15/2032	1,161,000	1,201,672
GXO Logistics, Inc.	2.65%		7/15/2031	1,389,000	1,252,556
GXO Logistics, Inc.	6.25%		5/6/2029	1,090,000	1,149,476
Rand Parent LLC†(e)	8.50%		2/15/2030	2,076,000	2,164,350
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	1,348,000	1,412,525
XPO, Inc.†	7.125%		2/1/2032	961,000	1,014,305
Total					8,194,884

Trucking & Leasing 0.30%
FTAI Aviation Investors LLC†(e)	5.875%		4/15/2033	2,335,000	2,374,980
FTAI Aviation Investors LLC†	7.00%		5/1/2031	1,092,000	1,150,769
Total					3,525,749

Water 0.24%
Aegea Finance SARL (Luxembourg)(c)	9.00%		1/20/2031	1,628,000	1,724,249
Sabesp Lux SARL (Luxembourg)†(c)	5.625%		8/20/2030	1,136,000	1,141,280
Total					2,865,529
Total Corporate Bonds (cost $812,321,946)					825,607,170

FLOATING RATE LOANS(j) 2.32%

Advertising 0.14%
CMG Media Corp. 2024 Term Loan	7.272% (3 mo. USD Term SOFR + 3.50%	)	6/18/2029	1,733,806	1,623,189

Aerospace/Defense 0.37%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(c)	0.50%		3/6/2028	1,860,722	4,419,214

Auto Parts & Equipment 0.00%
First Brands Group LLC 2021 Term Loan	10.987% (3 mo. USD Term SOFR + 7.00%	)	3/30/2027	531,133	6,379
First Brands Group LLC 2022 Incremental Term Loan	10.987% (1 mo. USD Term SOFR + 7.11%	)	3/30/2027	128,000	1,538
First Brands Group LLC 2025 DIP Term Loan	13.843% (1 mo. USD Term SOFR + 10.00%	)	6/29/2026	126,360	24,956
Total					32,873

28	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Building Materials 0.04%
ACProducts, Inc. 2021 Term Loan B	8.184% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028		$604,198	$495,494

Commercial Services 0.18%
Crash Champions LLC 2024 Term Loan B	8.572% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029		1,195,395	1,137,615
Spin Holdco, Inc. 2021 Term Loan	8.022% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028		1,337,953	1,038,586
Total						2,176,201

Computers 0.34%
X Corp. 2025 Fixed Term Loan	9.50%		10/26/2029		1,143,000	1,141,160
X Corp. Term Loan	10.448% (3 mo. USD Term SOFR + 6.50%	)	10/26/2029		2,885,255	2,840,952
Total						3,982,112

Diversified Capital Goods 0.08%
Tank Holding Corp. 2022 Term Loan	9.566% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		1,013,925	935,980

Electric: Generation 0.01%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	5.434% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028		129,376	126,789

Food 0.13%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	6.079% (6 mo. EURIBOR + 4.00%	)	5/14/2031	EUR	1,473,077	1,578,757

Health Care Products 0.04%
Argent Finco LLC Term Loan B	–	(k)	11/12/2032		$469,000	473,397

Health Care Services 0.06%
LifePoint Health, Inc. 2024 1st Lien Term Loan B	7.655% (3 mo. USD Term SOFR + 3.75%	)	5/19/2031		656,370	659,258

Internet 0.05%
Anastasia Parent LLC 2025 Term Loan	8.672% (3 mo. USD Term SOFR + 5.00%	)	6/24/2030		573,844	530,806

Leisure Time 0.06%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(c)	6.934% (3 mo. USD Term SOFR + 3.00%	)	7/22/2030		706,245	707,128

See Notes to Financial Statements.	29

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Media 0.50%
EW Scripps Co. 2025 Term Loan B2	9.60% (1 mo. USD Term SOFR + 5.75%	)	6/30/2028	$891,513	$903,932
Sinclair Television Group, Inc. 2025 Term Loan B6	7.402% (3 mo. USD Term SOFR + 3.30%	)	12/31/2029	2,695,690	2,475,317
Sinclair Television Group, Inc. 2025 Term Loan B7	7.916% (1 mo. USD Term SOFR + 4.10%	)	12/31/2030	1,477,663	1,347,629
Virgin Media Bristol LLC 2023 USD Term Loan Y	7.052% (6 mo. USD Term SOFR + 3.18%	)	3/31/2031	1,146,000	1,137,210
Total					5,864,088

Oil & Gas Services 0.04%
Star Holding LLC 2024 1st Lien Term Loan B	8.216% (1 mo. USD Term SOFR + 4.50%	)	7/31/2031	455,159	448,331

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(k)	12/31/2026	68,047	0	(f)

Software 0.11%
Central Parent, Inc. 2024 Term Loan B	6.922% (3 mo. USD Term SOFR + 3.25%	)	7/6/2029	658,000	559,491
Modena Buyer LLC Term Loan	8.09% (3 mo. USD Term SOFR + 4.25%	)	7/1/2031	801,870	799,300
Total					1,358,791

Transportation 0.08%
Forward Air Corp. Term Loan B	8.338% (3 mo. USD Term SOFR + 4.50%	)	12/19/2030	975,000	970,188

Utilities 0.09%
Astoria Energy LLC 2025 Term Loan B	6.422% - 6.47% (1 mo. USD Term SOFR + 2.75% (3 mo. USD Term SOFR + 2.75%	) )	6/23/2032	1,080,929	1,090,895
Total Floating Rate Loans (cost $25,251,700)					27,473,491

FOREIGN GOVERNMENT OBLIGATIONS 8.12%

Angola 0.18%
Angola Government International Bonds(c)	8.75%		4/14/2032	710,000	692,682
Angolan Government International Bonds(c)	9.244%		1/15/2031	1,405,000	1,415,132
Total					2,107,814

30	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Argentina 0.69%
Argentina Republic Government International Bonds(c)	0.75%	(l)	7/9/2030		$5,131,585	$4,374,677
Provincia de Buenos Aires/Government Bonds(c)	6.625%	(l)	9/1/2037		132,171	101,795
Provincia de Buenos Aires/Government Bonds(c)	6.625%	(l)	9/1/2037		1,409,823	1,085,817
Provincia de Cordoba(c)	6.875%	(l)	2/1/2029		934,287	895,794
Provincia de Cordoba†(c)	9.75%		7/2/2032		1,626,000	1,714,211
Total						8,172,294

Bahamas 0.04%
Bahamas Government International Bonds†(c)	8.25%		6/24/2036		454,000	507,717

Bolivia 0.15%
Bolivia Government International Bonds(c)(e)	4.50%		3/20/2028		1,985,000	1,835,391

Brazil 0.71%
Brazil Letras do Tesouro Nacional	Zero Coupon		4/1/2027	BRL	26,424,000	4,125,588
Brazil Notas do Tesouro Nacional	10.00%		1/1/2031	BRL	26,365,000	4,228,165
Total						8,353,753

Cameroon 0.14%
Republic of Cameroon International Bonds(c)	9.50%		7/31/2031		$1,644,000	1,641,033

Chile 0.25%
Bonos de la Tesoreria de la Republica en pesos	4.70%		9/1/2030	CLP	2,700,000,000	2,948,605

Costa Rica 0.10%
Costa Rica Government International Bonds(c)	7.30%		11/13/2054		$1,076,000	1,211,173

Dominican Republic 0.20%
Dominican Republic International Bonds(c)	6.00%		2/22/2033		2,302,000	2,362,658

Ecuador 0.41%
Ecuador Government International Bonds†(c)	6.90%	(l)	7/31/2030		4,957,627	4,905,621

Egypt 0.32%
Egypt Government International Bonds(c)	8.50%		1/31/2047		239,000	235,157
Egypt Government International Bonds(c)	8.50%		1/31/2047		3,575,000	3,517,511
Total						3,752,668

See Notes to Financial Statements.	31

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
El Salvador 0.58%
El Salvador Government International Bonds†(c)	0.25%		4/17/2030		$1,385,000	$41,521
El Salvador Government International Bonds(c)	8.625%		2/28/2029		2,644,000	2,825,775
El Salvador Government International Bonds†(c)	9.25%		4/17/2030		2,518,000	2,746,508
El Salvador Government International Bonds†(c)	9.65%		11/21/2054		1,144,000	1,312,740
Total						6,926,544

Ghana 0.35%
Ghana Government International Bonds(c)	5.00%	(l)	7/3/2035		4,512,818	4,139,863

Honduras 0.11%
Honduras Government International Bonds(c)	5.625%		6/24/2030		1,293,000	1,285,242

Hungary 0.20%
Hungary Government Bonds	7.00%		10/24/2035	HUF	188,940,000	585,844
Hungary Government Bonds	7.00%		10/24/2035	HUF	580,830,000	1,800,973
Total						2,386,817

Lebanon 0.06%
Lebanon Government International Bonds(c)(i)	6.85%		3/23/2027		$3,165,000	740,093

Mexico 0.75%
Mexico Bonos	7.75%		5/29/2031	MXN	165,600,000	8,866,851

Montenegro 0.08%
Montenegro Government International Bonds†(c)	7.25%		3/12/2031		$923,000	984,519

Panama 0.18%
Panama Government International Bonds(c)	6.40%		2/14/2035		2,044,000	2,160,712

Peru 0.28%
Peru Government Bonds	6.85%		8/12/2035	PEN	10,276,000	3,291,890

Romania 0.22%
Romania Government International Bonds(c)	5.75%		3/24/2035		$1,194,000	1,185,886
Romania Government International Bonds†(c)	6.625%		5/16/2036		1,396,000	1,457,577
Total						2,643,463

32	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
South Africa 0.80%
Republic of South Africa Government Bonds	8.00%		1/31/2030	ZAR	97,563,393	$6,018,504
Republic of South Africa Government International Bonds(c)	5.75%		9/30/2049		$2,306,000	1,946,376
Republic of South Africa Government International Bonds†(c)	7.25%		12/11/2055		1,517,000	1,506,369
Total						9,471,249

Sri Lanka 0.23%
Sri Lanka Government International Bonds(c)	3.60%	(l)	5/15/2036		2,511,260	2,290,944
Sri Lanka Government International Bonds(c)	3.60%	(l)	2/15/2038		481,153	440,019
Total						2,730,963

Suriname 0.11%
Suriname Government International Bonds†(c)	8.50%		11/6/2035		1,158,000	1,254,983

Trinidad And Tobago 0.10%
Trinidad & Tobago Government International Bonds†(c)	6.40%		6/26/2034		1,161,000	1,175,513

Turkey 0.20%
Istanbul Metropolitan Municipality†(c)	10.50%		12/6/2028		1,074,000	1,180,558
Turkiye Government International Bonds(c)	9.375%		3/14/2029		1,014,000	1,141,896
Total						2,322,454

Ukraine 0.18%
Ukraine Government International Bonds(c)	3.00%	(l)	2/1/2035		3,826,943	2,165,326

Uzbekistan 0.13%
Republic of Uzbekistan International Bonds†(c)	6.947%		5/25/2032		1,387,000	1,501,282

Venezuela 0.17%
Venezuela Government International Bonds(c)(i)	9.00%		5/7/2023		3,091,600	877,242
Venezuela Government International Bonds(c)(i)	11.75%		10/21/2026		2,721,600	895,406
Venezuela Government International Bonds(c)(i)	12.75%		8/23/2022		607,800	192,369
Total						1,965,017

See Notes to Financial Statements.	33

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Zambia 0.20%
Zambia Government International Bonds(c)	5.75%	(l)	6/30/2033	$2,357,338	$2,327,644
Total Foreign Government Obligations (cost $87,327,972)					96,139,152

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 11.65%
Government National Mortgage Association(m)	5.00%		TBA	2,909,000	2,900,405
Government National Mortgage Association(m)	5.50%		TBA	5,710,000	5,763,561
Government National Mortgage Association(m)	6.00%		TBA	5,100,000	5,194,230
Government National Mortgage Association(m)	6.50%		TBA	9,784,000	10,108,962
Uniform Mortgage-Backed Security(m)	4.50%		TBA	8,459,000	8,459,868
Uniform Mortgage-Backed Security(m)	5.00%		TBA	51,445,000	51,496,964
Uniform Mortgage-Backed Security(m)	5.50%		TBA	29,596,000	30,027,235
Uniform Mortgage-Backed Security(m)	6.00%		TBA	9,828,000	10,086,455
Uniform Mortgage-Backed Security(m)	6.50%		TBA	7,063,000	7,342,087
Uniform Mortgage-Backed Security(m)	7.00%		TBA	6,250,000	6,578,825
Total Government Sponsored Enterprises Pass-Throughs (cost $137,622,595)					137,958,592

				Shares

INVESTMENTS IN UNDERLYING FUNDS 1.30%
Lord Abbett Private Credit Fund(n)(o)(p) (cost $15,336,666)				609,774	15,366,316

				Principal Amount‡

MUNICIPAL BONDS 0.56%

Corporate-Backed 0.09%
Mobile County Industrial Development Authority – AM/NS Calvert LLC AL AMT	4.75%		12/1/2054	$1,205,000	1,107,455

Lease Obligation 0.09%
Maryland Stadium Authority – State of Maryland	5.578%		6/15/2055	1,110,000	1,111,155

Miscellaneous 0.18%
Dallas Convention Center Hotel Development Corp. TX	7.088%		1/1/2042	1,185,000	1,315,847
New York City Industrial Development Agency NY†	11.00%		3/1/2029	685,000	750,069
Total					2,065,916

Tax Revenue 0.09%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(i)	7.00%		7/1/2045	1,415,000	1,079,184

34	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Transportation 0.11%
Public Finance Authority – SR 400 Peach Partners LLC WI AMT	5.75%		12/31/2065	$1,300,000	$1,339,599
Total Municipal Bonds (cost $7,098,117)					6,703,309

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.39%
1301 Trust Series 2025-1301 Class C†	5.641%	#(q)	8/11/2042	790,000	802,515
1301 Trust Series 2025-1301 Class D†	6.223%	#(q)	8/11/2042	770,000	783,036
1345 Trust Series 2025-AOA Class A†	5.35% (1 mo. USD Term SOFR + 1.60%	)#	6/15/2042	980,000	984,521
ALA Trust Series 2025-OANA Class A†	5.494% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	1,870,000	1,880,044
ALA Trust Series 2025-OANA Class C†	5.843% (1 mo. USD Term SOFR + 2.09%	)#	6/15/2040	1,780,000	1,787,962
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2039	660,000	679,114
BAHA Trust Series 2024-MAR Class A†	5.972%	#(q)	12/10/2041	690,000	715,064
BAHA Trust Series 2024-MAR Class B†	6.841%	#(q)	12/10/2041	1,570,000	1,645,882
BFLD Trust Series 2025-FPM Class A†	5.011%	#(q)	10/10/2040	600,000	607,514
BHMS Commercial Mortgage Trust Series 2025-ATLS Class A†	5.60% (1 mo. USD Term SOFR + 1.85%	)#	8/15/2042	1,730,000	1,739,795
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	5.092% (1 mo. USD Term SOFR + 1.34%	)#	3/15/2041	2,501,435	2,505,424
BSTN Commercial Mortgage Trust Series 2025-1C Class B†	5.755%	#(q)	6/15/2044	450,000	464,908
BSTN Commercial Mortgage Trust Series 2025-1C Class C†	6.236%	#(q)	6/15/2044	370,000	385,345
BX Commercial Mortgage Trust Series 2019-IMC Class A†	4.796% (1 mo. USD Term SOFR + 1.05%	)#	4/15/2034	1,737,914	1,729,927
BX Commercial Mortgage Trust Series 2024-GPA3 Class B†	5.393% (1 mo. USD Term SOFR + 1.64%	)#	12/15/2039	826,739	829,700
BX Commercial Mortgage Trust Series 2024-SLCT Class B†	5.543% (1 mo. USD Term SOFR + 1.79%	)#	1/15/2042	860,000	860,871
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.192% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	965,157	966,742
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.142% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	531,681	532,547

See Notes to Financial Statements.	35

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2025-COPT Class A†	5.50% (1 mo. USD Term SOFR + 1.75%	)#	8/15/2042	$2,070,000	$2,077,465
BX Trust Series 2024-VLT4 Class A†	5.242% (1 mo. USD Term SOFR + 1.49%	)#	6/15/2041	1,100,000	1,100,962
BX Trust Series 2025-ARIA Class C†	5.517%	#(q)	12/13/2042	380,000	383,283
BX Trust Series 2025-GW Class A†	5.35% (1 mo. USD Term SOFR + 1.60%	)#	7/15/2042	980,000	983,378
BX Trust Series 2025-ROIC Class E†	6.691% (1 mo. USD Term SOFR + 2.94%	)#	3/15/2030	1,424,444	1,420,194
BX Trust Series 2025-TAIL Class E†	7.05% (1 mo. USD Term SOFR + 3.30%	)#	6/15/2035	900,000	902,160
BX Trust Series 2025-VLT6 Class B†	5.643% (1 mo. USD Term SOFR + 1.89%	)#	3/15/2042	980,000	979,950
BX Trust Series 2025-VLT7 Class A†	5.45% (1 mo. USD Term SOFR + 1.70%	)#	7/15/2044	1,180,000	1,183,787
BX Trust Series 2025-VLT7 Class E†	7.50% (1 mo. USD Term SOFR + 3.75%	)#	7/15/2044	570,000	570,565
BX Trust Series 2025-VOLT Class D†	6.50% (1 mo. USD Term SOFR + 2.75%	)#	12/15/2044	1,860,000	1,865,257
CALI Mortgage Trust Series 2019-101C Class A†	3.957%		3/10/2039	1,160,000	1,122,450
CENT Series 2025-CITY Class A†	4.92%	#(q)	7/10/2040	450,000	455,935
CONE Trust Series 2024-DFW1 Class B†	6.041% (1 mo. USD Term SOFR + 2.29%	)#	8/15/2041	1,130,000	1,131,895
DBC Mortgage Trust Series 2025-DBC Class C†	5.801% (1 mo. USD Term SOFR + 2.05%	)#	11/15/2042	1,290,000	1,292,774
DBC Mortgage Trust Series 2025-DBC Class D†	6.351% (1 mo. USD Term SOFR + 2.60%	)#	11/15/2042	450,000	453,159
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA1 Class B2†	9.089% (30 day USD SOFR Average + 5.21%	)#	1/25/2050	290,000	322,681
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class B2†	10.124% (30 day USD SOFR Average + 6.25%	)#	9/25/2041	175,000	180,345
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class B2†	10.874% (30 day USD SOFR Average + 7.00%	)#	12/25/2041	235,000	246,387

36	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class B2†	12.374% (30 day USD SOFR Average + 8.50%	)#	2/25/2042	$565,000	$605,917
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA1 Class B2†	16.239% (30 day USD SOFR Average + 12.36%	)#	2/25/2049	290,000	353,276
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02 Class 2B2†	10.074% (30 day USD SOFR Average + 6.20%	)#	11/25/2041	112,000	116,180
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2B2†	11.524% (30 day USD SOFR Average + 7.65%	)#	1/25/2042	240,000	253,539
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1B2†	14.474% (30 day USD SOFR Average + 10.60%	)#	5/25/2042	668,000	745,828
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R07 Class 1B2†	15.874% (30 day USD SOFR Average + 12.00%	)#	6/25/2042	87,000	99,474
Great Wolf Trust Series 2024-WOLF Class A†	5.292% (1 mo. USD Term SOFR + 1.54%	)#	3/15/2039	1,500,000	1,503,966
GS Mortgage Securities Corp. Trust Series 2024-MARK Class A†	5.541% (1 mo. USD Term SOFR + 1.79%	)#	6/15/2034	1,320,000	1,321,852
Hudson Yards Mortgage Trust Series 2025-SPRL Class D†	6.34%	#(q)	1/13/2040	590,000	614,469
Hudson Yards Mortgage Trust Series 2025-SPRL Class F†	7.403%	#(q)	1/13/2040	250,000	254,674
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.137% (1 mo. USD Term SOFR + 6.81%	)#	8/15/2033	2,110,000	30,417	(f)
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	5.371% (1 mo. USD Term SOFR + 1.62%	)#	6/15/2039	2,030,000	2,035,660
JW Trust Series 2024-BERY Class A†	5.343% (1 mo. USD Term SOFR + 1.59%	)#	11/15/2039	810,000	812,600
MAD Commercial Mortgage Trust Series 2025-11MD Class C†	5.631%	#(q)	10/15/2042	2,390,000	2,414,998
NRTH Commercial Mortgage Trust Series 2025-PARK Class A†	5.143% (1 mo. USD Term SOFR + 1.39%	)#	10/15/2040	1,010,000	1,012,408

See Notes to Financial Statements.	37

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
NY Commercial Mortgage Trust Series 2025-299P Class B†	5.928%	#(q)	2/10/2047	$660,000	$689,297
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	4.961% (1 mo. USD Term SOFR + 1.21%	)#	11/15/2038	1,920,000	1,918,565
NYO Commercial Mortgage Trust Series 2021-1290 Class B†	5.41% (1 mo. USD Term SOFR + 1.66%	)#	12/15/2038	500,000	498,258
NYO Commercial Mortgage Trust Series 2021-1290 Class C†	5.861% (1 mo. USD Term SOFR + 2.11%	)#	11/15/2038	870,000	865,037
ONE Mortgage Trust Series 2021-PARK Class A†	4.565% (1 mo. USD Term SOFR + 0.81%	)#	3/15/2036	2,750,000	2,743,612
RIDE Series 2025-SHRE Class A†	5.438%	#(q)	2/14/2047	1,630,000	1,679,169
ROCK Trust Series 2024-CNTR Class B†	5.93%		11/13/2041	1,200,000	1,241,364
ROCK Trust Series 2024-CNTR Class C†	6.471%		11/13/2041	1,160,000	1,207,876
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	2,930,000	3,125,852
SCG Trust Series 2025-SNIP Class D†	6.35% (1 mo. USD Term SOFR + 2.60%	)#	9/15/2042	690,000	694,751
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†	5.142% (1 mo. USD Term SOFR + 1.39%	)#	5/15/2039	730,000	729,893
SHOW Trust Series 2022-BIZ Class A†	6.762% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	3,850,000	1,850,927
SHRN Trust Series 2025-MF18 Class D†	6.00% (1 mo. USD Term SOFR + 2.25%	)#	10/15/2040	450,000	451,856
SHRN Trust Series 2025-MF18 Class E†	6.70% (1 mo. USD Term SOFR + 2.95%	)#	10/15/2040	500,000	502,676
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	4.751% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	750,000	750,188
SWCH Commercial Mortgage Trust Series 2025-DATA Class D†	6.391% (1 mo. USD Term SOFR + 2.64%	)#	2/15/2042	1,640,000	1,627,782
TCO Commercial Mortgage Trust Series 2024-DPM Class B†	5.343% (1 mo. USD Term SOFR + 1.59%	)#	12/15/2039	800,000	801,619
TCO Commercial Mortgage Trust Series 2024-DPM Class C†	5.742% (1 mo. USD Term SOFR + 1.99%	)#	12/15/2039	450,000	451,342

38	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
TEXAS Commercial Mortgage Trust Series 2025-TWR Class C†	5.892% (1 mo. USD Term SOFR + 2.14%	)#	4/15/2042	$710,000	$711,393
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(q)	6/25/2054	646,319	664,179
WB Commercial Mortgage Trust Series 2024-HQ Class A†	5.937%	#(q)	3/15/2040	630,000	629,633
Wells Fargo Commercial Mortgage Trust Series 2025-609M Class A†	5.293% (1 mo. USD Term SOFR + 1.54%	)#	8/15/2042	2,220,000	2,225,496
WHARF Commercial Mortgage Trust Series 2025-DC Class A†	5.35%	#(q)	7/15/2040	880,000	905,217
Total Non-Agency Commercial Mortgage-Backed Securities (cost $79,149,756)					75,714,778

	Dividend Rate			Shares

PREFERRED STOCKS 0.20%

Automobiles 0.11%
Dr. Ing hc F Porsche AG†(d)	5.031%			24,431	1,301,252

Commercial Services & Supplies 0.00%
SVB Financial Trust Class C	Zero Coupon			156,880	20,394

Transportation Infrastructure 0.09%
ACBL Holdings Corp.	Zero Coupon			16,904	1,031,144
Total Preferred Stocks (cost $1,776,043)					2,352,790
Total Long-Term Investments (cost $1,272,128,282)					1,295,609,095

				Principal Amount‡

SHORT-TERM INVESTMENTS 2.63%

REPURCHASE AGREEMENTS 0.31%
Repurchase Agreement dated 12/31/2025, 3.250% due 1/2/2026 with Fixed Income Clearing Corp. collateralized by $3,699,500 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $3,731,821; proceeds: $3,659,260 (cost $3,658,599)				$3,658,599	3,658,599

TIME DEPOSITS 0.23%
CitiBank N.A.(r) (cost $2,748,333)				2,748,333	2,748,333

See Notes to Financial Statements.	39

Schedule of Investments (continued)

December 31, 2025

Investments	Shares	Fair Value
MONEY MARKET FUNDS 2.09%
Fidelity Government Portfolio(r) (cost $24,734,994)	24,734,994	$24,734,994
Total Short-Term Investments (cost $31,141,926)		31,141,926
Total Investments in Securities 112.05% (cost $1,303,270,208)		1,326,751,021
Other Assets and Liabilities – Net(s) (12.05)%		(142,716,778)
Net Assets 100.00%		$1,184,034,243

BRL	Brazilian Real.
CLP	Chilean Peso.
EUR	Euro.
GBP	British Pound.
HUF	Hungarian Forint.
MXN	Mexican Peso.
PEN	Peruvian Nuevo Sol.
ZAR	South African Rand.
ADR	American Depositary Receipt.
AMT	Income from the security may be subject to Alternative Minimum Tax.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2025, the total value of Rule 144A securities was $656,983,051, which represents 55.49% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2025.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(g)	Securities purchased on a when-issued basis (See Note 2(k)).
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Defaulted (non-income producing security).
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at December 31, 2025.
(k)	Interest Rate to be determined.
(l)	Step Bond – Security with a predetermined schedule of interest rate changes.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Affiliated funds (See Note 11).

40	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

(o)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At December 31, 2025, the value of restricted securities (excluding 144A issues) amounted to $15,366,316 or 1.30% of net assets.
(p)	Fund is a business development company under the Investment Company Act of 1940.
(q)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(r)	Security was purchased with the cash collateral from loaned securities.
(s)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at December 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S45(4)	Bank of America	5.00%	12/20/2030	$2,559,000	$186,872	$8,130	$195,002

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $8,130. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at December 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$1,392,911	$17,492 (1)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	2,807,089	35,251
Total					$52,743

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at December 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.665%	CPI Urban Consumer NSA	10/23/2028	$10,000,000	$(58,432)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	4,373,000	(92,281)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	6,000,000	(210,530)
Total					$(361,243)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $11,556, which includes upfront payment of $5,936. Upfront payments paid (received) are presented net of amortization.

See Notes to Financial Statements.	41

Schedule of Investments (continued)

December 31, 2025

Forward Foreign Currency Exchange Contracts at December 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Barclays PLC	2/6/2026	33,000	$44,334	$44,480	$146
British pound	Buy	Barclays PLC	2/6/2026	38,000	51,145	51,220	75
British pound	Buy	Citibank	2/6/2026	48,000	64,089	64,699	610
British pound	Buy	Citibank	2/6/2026	198,000	264,044	266,883	2,839
British pound	Buy	Goldman Sachs	2/6/2026	195,000	255,516	262,839	7,323
British pound	Buy	Morgan Stanley	2/6/2026	218,000	286,587	293,840	7,253
British pound	Buy	Morgan Stanley	2/6/2026	134,000	174,973	180,618	5,645
British pound	Buy	Morgan Stanley	2/6/2026	82,000	107,448	110,527	3,079
British pound	Buy	Morgan Stanley	2/6/2026	79,000	105,400	106,483	1,083
British pound	Buy	State Street Bank And Trust	2/6/2026	197,000	263,656	265,535	1,879
Canadian dollar	Buy	Bank of America	1/23/2026	145,000	103,804	105,744	1,940
Canadian dollar	Buy	Barclays PLC	1/23/2026	162,000	118,038	118,141	103
Canadian dollar	Buy	Barclays PLC	1/23/2026	130,000	94,481	94,805	324
Canadian dollar	Buy	Citibank	1/23/2026	299,000	214,139	218,051	3,912
Canadian dollar	Buy	Citibank	1/23/2026	181,000	129,979	131,997	2,018
Canadian dollar	Buy	Citibank	1/23/2026	69,000	49,488	50,319	831
Canadian dollar	Buy	Citibank	1/23/2026	69,000	49,577	50,319	742
Canadian dollar	Buy	Goldman Sachs	1/23/2026	316,000	226,673	230,448	3,775
Canadian dollar	Buy	Goldman Sachs	1/23/2026	140,000	99,556	102,097	2,541
Canadian dollar	Buy	Goldman Sachs	1/23/2026	145,000	103,798	105,744	1,946
Canadian dollar	Buy	Morgan Stanley	1/23/2026	241,000	172,506	175,753	3,247
Canadian dollar	Buy	Morgan Stanley	1/23/2026	145,000	103,169	105,744	2,575
Canadian dollar	Buy	Morgan Stanley	1/23/2026	139,000	99,352	101,368	2,016
Canadian dollar	Buy	State Street Bank And Trust	1/23/2026	440,000	315,918	320,877	4,959
Euro	Buy	Morgan Stanley	3/6/2026	171,000	197,956	201,527	3,571
Swedish krona	Buy	Barclays PLC	1/30/2026	5,926,000	623,122	644,528	21,406
Swedish krona	Buy	Goldman Sachs	1/30/2026	1,114,000	117,345	121,162	3,817
Swedish krona	Buy	Goldman Sachs	1/30/2026	1,135,000	120,685	123,446	2,761
Swedish krona	Buy	Morgan Stanley	1/30/2026	1,139,000	121,981	123,881	1,900
Swedish krona	Buy	Morgan Stanley	1/30/2026	1,157,000	123,241	125,839	2,598
Swedish krona	Buy	Morgan Stanley	1/30/2026	1,153,000	122,948	125,404	2,456
Swiss franc	Buy	Citibank	1/16/2026	61,000	76,322	77,094	772
Swiss franc	Buy	Goldman Sachs	1/16/2026	85,256	106,457	107,749	1,292
Swiss franc	Buy	Morgan Stanley	1/16/2026	60,000	75,806	75,830	24
Swiss franc	Buy	State Street Bank And Trust	1/16/2026	46,000	58,132	58,136	4

42	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	1/23/2026	111,000	$81,038	$80,949	$89
Euro	Sell	Barclays PLC	3/6/2026	58,000	68,386	68,354	32
Euro	Sell	Goldman Sachs	3/6/2026	107,000	126,216	126,102	114
Euro	Sell	Goldman Sachs	3/6/2026	111,000	131,338	130,816	522
Euro	Sell	Morgan Stanley	3/6/2026	113,000	133,325	133,173	152
Euro	Sell	State Street Bank And Trust	3/6/2026	113,000	133,311	133,173	138
Swiss franc	Sell	Bank of America	1/16/2026	3,084,000	3,913,904	3,897,667	16,237
Swiss franc	Sell	Citibank	1/16/2026	3,854,000	4,891,788	4,870,820	20,968
Swiss franc	Sell	Goldman Sachs	1/16/2026	144,000	182,681	181,992	689
Swiss franc	Sell	Goldman Sachs	1/16/2026	7,529,000	9,557,419	9,515,414	42,005
Swiss franc	Sell	Morgan Stanley	1/16/2026	4,075,000	5,175,983	5,150,128	25,855
Swiss franc	Sell	State Street Bank And Trust	1/16/2026	139,000	177,053	175,673	1,380
Swiss franc	Sell	State Street Bank And Trust	1/16/2026	105,000	133,492	132,703	789
Swiss franc	Sell	State Street Bank And Trust	1/16/2026	166,000	210,401	209,797	604
Swiss franc	Sell	State Street Bank And Trust	1/16/2026	126,000	159,441	159,243	198
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$211,234

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Barclays PLC	2/6/2026	40,000	$54,058	$53,916	$(142)
Swiss franc	Buy	Goldman Sachs	1/16/2026	56,000	71,280	70,775	(505)
Swiss franc	Buy	Morgan Stanley	1/16/2026	18,187,000	23,427,195	22,985,368	(441,827)
Swiss franc	Buy	State Street Bank And Trust	1/16/2026	18,187,000	23,426,591	22,985,368	(441,223)
British pound	Sell	Barclays PLC	2/6/2026	175,000	229,913	235,881	(5,968)
British pound	Sell	State Street Bank And Trust	2/6/2026	88,000	115,693	118,615	(2,922)
British pound	Sell	State Street Bank And Trust	2/6/2026	80,000	106,225	107,831	(1,606)
British pound	Sell	State Street Bank And Trust	2/6/2026	231,000	305,476	311,363	(5,887)
British pound	Sell	State Street Bank And Trust	2/6/2026	4,096,000	5,484,167	5,520,966	(36,799)
British pound	Sell	State Street Bank And Trust	2/6/2026	101,000	131,546	136,137	(4,591)

See Notes to Financial Statements.	43

Schedule of Investments (continued)

December 31, 2025

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	State Street Bank And Trust	2/6/2026	51,000	$66,509	$68,742	$(2,233)
British pound	Sell	State Street Bank And Trust	2/6/2026	50,000	65,691	67,395	(1,704)
British pound	Sell	State Street Bank And Trust	2/6/2026	234,000	308,377	315,407	(7,030)
Canadian dollar	Sell	Citibank	1/23/2026	145,000	104,363	105,744	(1,381)
Canadian dollar	Sell	Morgan Stanley	1/23/2026	2,581,000	1,882,108	1,882,237	(129)
Canadian dollar	Sell	State Street Bank And Trust	1/23/2026	154,000	110,131	112,307	(2,176)
Canadian dollar	Sell	State Street Bank And Trust	1/23/2026	204,000	146,363	148,770	(2,407)
Euro	Sell	Morgan Stanley	3/6/2026	523,000	611,764	616,368	(4,604)
Euro	Sell	Morgan Stanley	3/6/2026	100,000	116,851	117,852	(1,001)
Euro	Sell	Morgan Stanley	3/6/2026	418,000	492,151	492,623	(472)
Euro	Sell	State Street Bank And Trust	3/6/2026	3,390,000	3,929,180	3,995,194	(66,014)
Euro	Sell	State Street Bank And Trust	3/6/2026	58,000	67,799	68,354	(555)
Euro	Sell	State Street Bank And Trust	3/6/2026	57,000	66,727	67,176	(449)
Swedish krona	Sell	Barclays PLC	1/30/2026	2,904,000	310,422	315,847	(5,425)
Swedish krona	Sell	Barclays PLC	1/30/2026	1,424,000	152,380	154,878	(2,498)
Swedish krona	Sell	Barclays PLC	1/30/2026	661,000	70,292	71,892	(1,600)
Swedish krona	Sell	Citibank	1/30/2026	1,299,000	137,264	141,283	(4,019)
Swedish krona	Sell	Goldman Sachs	1/30/2026	668,000	71,522	72,654	(1,132)
Swedish krona	Sell	Morgan Stanley	1/30/2026	1,432,000	153,609	155,748	(2,139)
Swedish krona	Sell	State Street Bank And Trust	1/30/2026	5,678,000	607,600	617,555	(9,955)
Swiss franc	Sell	Bank of America	1/16/2026	7,801,000	9,813,134	9,859,177	(46,043)
Swiss franc	Sell	Bank of America	1/16/2026	3,046,000	3,828,798	3,849,642	(20,844)
Swiss franc	Sell	Morgan Stanley	1/16/2026	7,808,000	9,813,752	9,868,024	(54,272)
Swiss franc	Sell	Morgan Stanley	1/16/2026	143,000	178,715	180,728	(2,013)
Swiss franc	Sell	Morgan Stanley	1/16/2026	154,000	192,577	194,631	(2,054)
Swiss franc	Sell	State Street Bank And Trust	1/16/2026	230,000	286,335	290,682	(4,347)
Swiss franc	Sell	State Street Bank And Trust	1/16/2026	153,000	191,367	193,367	(2,000)
Swiss franc	Sell	State Street Bank And Trust	1/16/2026	36,000	44,940	45,498	(558)
Swiss franc	Sell	State Street Bank And Trust	1/16/2026	155,000	192,979	195,894	(2,915)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,193,439)

44	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Futures Contracts at December 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	March 2026	367	Long	$42,494,115	$42,210,734	$(283,381)
U.S. 2-Year Treasury Note	March 2026	1,731	Long	361,437,075	361,413,866	(23,209)
U.S. 5-Year Treasury Note	March 2026	624	Long	68,383,423	68,206,125	(177,298)
U.S. Long Bond	March 2026	109	Long	12,731,405	12,599,719	(131,685)
U.S. Ultra Treasury Bond	March 2026	69	Long	8,290,031	8,142,000	(148,031)
Total Unrealized Depreciation on Futures Contracts						$(763,604)

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$23,778,687	$1,256,856	$25,035,543
Remaining Industries	–	9,529,898	–	9,529,898
Common Stocks
Diversified Telecommunication Services	–	561,154	–	561,154
Electric: Utilities	2,660,045	137,344	–	2,797,389
Metals & Mining	7,100,053	1,110,614	–	8,210,667
Miscellaneous Financials	–	239,996	–	239,996
Personal Care Products	–	757,425	–	757,425
Pharmaceuticals	–	2,473,713	–	2,473,713
Specialty Retail	3,050,019	–	0	3,050,019
Textiles, Apparel & Luxury Goods	1,248,313	368,979	–	1,617,292
Transportation Infrastructure	–	110,732	–	110,732
Remaining Industries	53,909,669	–	–	53,909,669
Corporate Bonds
Banks	–	67,205,228	0	67,205,228
Entertainment	–	15,685,096	1,738,873	17,423,969
Mining	–	33,398,235	0	33,398,235
Savings & Loans	–	–	0	0
Remaining Industries	–	707,579,738	–	707,579,738
Floating Rate Loans
Personal & Household Products	–	–	0	0
Remaining Industries	–	27,473,491	–	27,473,491
Foreign Government Obligations	–	96,139,152	–	96,139,152
Government Sponsored Enterprises Pass-Throughs	–	137,958,592	–	137,958,592
Investments in Underlying Funds	–	15,366,316	–	15,366,316
Municipal Bonds	–	6,703,309	–	6,703,309
Non-Agency Commercial
Mortgage-Backed Securities	–	75,684,361	30,417	75,714,778
Preferred Stocks	–	2,352,790	–	2,352,790
Short-Term Investments
Repurchase Agreements	–	3,658,599	–	3,658,599
Time Deposits	–	2,748,333	–	2,748,333
Money Market Funds	24,734,994	–	–	24,734,994
Total	$92,703,093	$1,231,021,782	$3,026,146	$1,326,751,021

See Notes to Financial Statements.	45

Schedule of Investments (concluded)

December 31, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$195,002	$–	$195,002
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	52,743	–	52,743
Liabilities	–	(361,243)	–	(361,243)
Forward Foreign Currency Exchange Contracts
Assets	–	211,234	–	211,234
Liabilities	–	(1,193,439)	–	(1,193,439)
Futures Contracts
Assets	–	–	–	–
Liabilities	(763,604)	–	–	(763,604)
Total	$(763,604)	$(1,095,703)	$–	$(1,859,307)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

46	See Notes to Financial Statements.

Statement of Assets and Liabilities

December 31, 2025

ASSETS:
Investments in securities, at cost	$1,287,933,542
Investments in Underlying Funds, at cost	15,336,666
Investments in securities, at fair value including $26,567,399 of securities loaned	$1,311,384,705
Investments in Underlying Funds, at fair value	15,366,316
Cash	194,157
Cash at brokers for forwards, swap contracts and TBA collateral	200,000
Deposits with brokers for futures collateral	4,551,700
Deposits with brokers for forwards and swap contracts collateral	4,345,078
Foreign cash, at value (cost $85,042)	85,162
Receivables:
Investment securities sold	197,789,979
Interest and dividends	16,473,094
Capital shares sold	845,361
From advisor (See Note 4)	11,777
Securities lending income	22,041
Unrealized appreciation on forward foreign currency exchange contracts	211,234
Prepaid expenses and other assets	14,315
Total assets	1,551,494,919
LIABILITIES:
Payables:
Investment securities purchased	333,690,002
Collateral due to broker for securities lending	27,483,327
Transfer agent fees	1,963,308
Variation margin for centrally cleared swap contract agreements	1,575,699
Management fee	469,978
Variation margin for futures contracts	309,525
Capital shares reacquired	265,810
To brokers for forwards, swap contracts and TBA collateral	200,000
Directors’ fees	156,814
Fund administration	39,888
Unrealized depreciation on forward foreign currency exchange contracts	1,193,439
Accrued expenses	112,886
Total liabilities	367,460,676
Commitments and contingent liabilities	–
NET ASSETS	$1,184,034,243
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,315,907,766
Total distributable earnings/(loss)	(131,873,523)
Net Assets	$1,184,034,243
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	111,614,444
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$10.61

See Notes to Financial Statements.	47

Statement of Operations

For the Year Ended December 31, 2025

Investment income:
Dividends (net of foreign withholding taxes of $28,763)	$654,776
Dividend income from Underlying Funds (See Note 11)	1,077,704
Securities lending net income	213,085
Interest and other (net of foreign withholding taxes of $3,892)	73,131,041
Total investment income	75,076,606
Expenses:
Management fee	5,420,777
Non-12b-1 service fees	2,873,322
Shareholder servicing	1,148,803
Fund administration	459,625
Professional	94,559
Custody	76,133
Directors’ fees	49,336
Reports to shareholders	17,904
Other	131,996
Gross expenses	10,272,455
Fees waived and expenses reimbursed (See Note 4)	(168,522)
Net expenses	10,103,933
Net investment income	64,972,673
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	8,371,779
Net realized gain/(loss) on futures contracts	(3,956,951)
Net realized gain/(loss) on forward foreign currency exchange contracts	(1,903,022)
Net realized gain/(loss) on swap contracts	76,408
Net realized gain/(loss) on foreign currency related transactions	193,536
Net change in unrealized appreciation/(depreciation) on Investments in Underlying Funds	(18,459)
Net change in unrealized appreciation/(depreciation) on investments	23,455,912
Net change in unrealized appreciation/(depreciation) on futures contracts	(557,128)
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	955,664
Net change in unrealized appreciation/(depreciation) on swap contracts	120,427
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	64,959
Net change in unrealized appreciation/(depreciation) on unfunded loan commitments	7,875
Net realized and unrealized gain/(loss)	26,811,000
Net Increase in Net Assets Resulting From Operations	$91,783,673

48	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Operations:
Net investment income	$64,972,673	$63,261,803
Net realized gain/(loss)	2,781,750	(299,158)
Net change in unrealized appreciation/(depreciation)	24,029,250	9,612,934
Net increase in net assets resulting from operations	91,783,673	72,575,579
Distributions to shareholders:	(68,737,035)	(63,481,707)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	113,908,446	112,843,941
Reinvestment of distributions	68,737,035	63,481,707
Cost of shares reacquired	(163,950,389)	(137,591,562)
Net increase in net assets resulting from capital share transactions	18,695,092	38,734,086
Net increase in net assets	41,741,730	47,827,958
NET ASSETS:
Beginning of year	$1,142,292,513	$1,094,464,555
End of year	$1,184,034,243	$1,142,292,513

See Notes to Financial Statements.	49

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment operations	Net invest- ment income	Net realized gain	Total distributions
12/31/2025	$10.40	$0.61	$0.25	$0.86	$(0.65)	$–	$(0.65)
12/31/2024	10.32	0.60	0.09	0.69	(0.61)	–	(0.61)
12/31/2023	10.20	0.51	0.16	0.67	(0.55)	–	(0.55)
12/31/2022	12.29	0.45	(2.01)	(1.56)	(0.50)	(0.03)	(0.53)
12/31/2021	12.48	0.40	0.01	0.41	(0.39)	(0.21)	(0.60)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

50	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)			Supplemental Data:

Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)
$10.61	8.33	0.88	0.89	5.65	$1,184,034	306
10.40	6.72	0.89	0.89	5.65	1,142,293	284
10.32	6.55	0.89	0.90	4.97	1,094,465	259
10.20	(12.80)	0.89	0.89	4.02	1,084,170	182
12.29	3.28	0.89	0.89	3.11	1,330,920	96

See Notes to Financial Statements.	51

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of December 31, 2025. This report covers Bond Debenture Portfolio (the “Fund”).

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies. The Fund also invests in the Lord Abbett Private Credit Fund (“PCF”), which is a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the 1940 Act.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the ”Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and

52

Notes to Financial Statements (continued)

testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Investments in the PCF are valued at their net asset value (“NAV”) each month end. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would

53

Notes to Financial Statements (continued)

use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of December 31, 2025 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate.

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the

54

Notes to Financial Statements (continued)

Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/(depreciation) on unfunded commitments is presented, if any, on the Statement of Assets and Liabilities and represents the mark to market of the unfunded portion of the Fund’s floating rate notes.

As of December 31, 2025, the Fund did not have any unfunded loan commitments.

(d)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(e)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(f)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign interest and dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

55

Notes to Financial Statements (continued)

(g)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Fund’s participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Fund.

(i)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(j)	To-Be-Announced (“TBA”) Sale Commitments–The Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)	When-Issued, Forward Transactions or TBA Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the

56

Notes to Financial Statements (continued)

ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.	DERIVATIVE TRANSACTIONS

Derivatives–During the fiscal year, the Fund used derivative instruments including forward foreign currency exchange contracts, futures contracts and swap contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Fund to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statement of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Fund.

Forward Foreign Currency Exchange Contracts–During the fiscal year, the Fund listed in the tables below is exposed to foreign currency risks associated with some or all of its portfolio investments and, during the fiscal year ended, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are

57

Notes to Financial Statements (continued)

recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

Futures Contracts–During the fiscal year, the Fund listed in the tables below entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the fiscal year, the Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price, foreign exchange and interest rate risks. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

58

Notes to Financial Statements (continued)

Swap Contracts–The Fund may engage in swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. Swap transactions are contracts negotiated over-the-counter (“OTC”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and are amortized over the term of the swap. The value of OTC swap contract agreements are recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is reported as Deposits with brokers for swap contracts collateral on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Net change in unrealized appreciation/(depreciation) on swap contracts on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s OTC swap contract agreements are subject to master netting arrangements.

Credit Default Swap Contracts–During the fiscal year, the Fund listed in the tables below entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the

59

Notes to Financial Statements (continued)

maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with identical reference obligation.

Inflation-Linked Swap Contracts–During the fiscal year, the Fund listed in the table below entered into inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain/(loss) is included in the Net change in unrealized appreciation/(depreciation) on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain/(loss) and is included in Net realized gain/(loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

60

Notes to Financial Statements (continued)

Summary of Derivatives Information–As of December 31, 2025, the Fund in the table below had the following derivatives at fair value, grouped into appropriate risk categories and respective location on the Statement of Assets and Liabilities:

Series Fund—Bond Debenture Portfolio

Asset Derivatives	Statement of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(1)	Payables, variation margin for centrally cleared swap contract agreements	–	–	–	$52,743
Centrally Cleared Credit Default Swap Contracts(1)	Payables, variation margin for centrally cleared swap contract agreements	–	–	$195,002	–
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	$211,234	–	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(1)	Payables, variation margin for centrally cleared swap contract agreements	–	–	–	$361,243
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$1,193,439	–	–
Futures Contracts(2)	Payables, variation margin for futures contracts	763,604	–	–	–

(1)	Includes the value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

61

Notes to Financial Statements (continued)

The following table presents the effect of derivatives for the Fund on the Statement of Operations for the fiscal year ended December 31, 2025:

Series Fund—Bond Debenture Portfolio
	Statement of Operations Location	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	$68,583	–	–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	$7,825
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	$(1,903,022)	–
Futures Contracts	Net realized gain/(loss) on futures contracts	$(3,956,951)	–	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	$112,297	–	–
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	$8,130
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	$955,664	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(557,128)	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts		$24,573,000	–	–
Credit Default Swap Contracts		–	–	$196,846
Forward Foreign Currency Exchange Contracts		–	$86,721,909	–
Futures Contracts		1,716	–	–

Disclosures About Offsetting Assets and Liabilities–FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the

62

Notes to Financial Statements (continued)

agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$211,234	$–	$211,234
Total	$211,234	$–	$211,234

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$18,177	$(18,177)	$–	$–	$–
Barclays PLC	22,086	(15,633)	–	–	6,453
Citibank	32,692	(5,400)	(27,292)	–	–
Goldman Sachs	66,785	(1,637)	–	–	65,148
Morgan Stanley	61,543	(61,543)	–	–	–
State Street Bank And Trust	9,951	(9,951)	–	–	–
Total	$211,234	$(112,341)	$(27,292)	$–	$71,601

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,193,439	$–	$1,193,439
Total	$1,193,439	$–	$1,193,439

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$66,887	$ (18,177)	$(48,710)	$–	$–
Barclays PLC	15,633	(15,633)	–	–	–
Citibank	5,400	(5,400)	–	–	–
Goldman Sachs	1,637	(1,637)	–	–	–
Morgan Stanley	508,511	(61,543)	(446,968)	–	–
State Street Bank And Trust	595,371	(9,951)	(380,000)	–	205,420
Total	$1,193,439	$(112,341)	$(875,678)	$–	$205,420

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2025.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of December 31, 2025.

63

Notes to Financial Statements (continued)

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the fiscal year ended December 31, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .46% of the Fund’s average daily net assets.

For the Fund’s investment in the PCF, Lord Abbett has voluntarily agreed to waive management fees in an amount sufficient to offset the respective management fee that Lord Abbett collects from the PCF. Lord Abbett voluntarily waived the following management fees for the fiscal year ended December 31, 2025:

Fund	Management Fee
Series Fund—Bond Debenture Portfolio	$92,375

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived $76,147 of certain fees and expenses during the fiscal year ended December 31, 2025.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

64

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Bond Debenture Portfolio	$68,737,035	$–	$–	$68,737,035

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Bond Debenture Portfolio	$63,481,707	$–	$–	$63,481,707

As of December 31, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Series Fund-Bond Debenture Portfolio	$–	$–	$(153,337,774)	$21,625,288	$(161,037)	$(131,873,523)

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund-Bond Debenture Portfolio	$(66,851,330)	$(86,486,444)	$(153,337,774)

As of December 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Bond Debenture Portfolio	$1,303,102,964	$46,057,358	$(24,455,480)	$21,601,878

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions and net operating loss.

Fund	Total Distributable Earnings/(Loss)	Paid-in Capital
Series Fund-Bond Debenture Portfolio	$268,801	$(268,801)

65

Notes to Financial Statements (continued)

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2025 were as follows:

U.S. Government Purchases	*	Non-U.S. Government Purchases	U.S. Government Sales	*	Non-U.S. Government Sales
$2,782,198,100		$1,082,997,458	$2,801,877,356		$1,046,150,114

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2025, the Fund did not engage in cross-trade purchases or sales.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

66

Notes to Financial Statements (continued)

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended December 31, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	TRANSACTIONS WITH AFFILIATED FUNDS

An affiliated fund is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying fund at any point during the fiscal year or any company which is under common ownership or control. The Fund invested in the underlying fund noted in the table below, which consisted of a pooled investment vehicle, during the fiscal year ended December 31, 2025.

Through the PCF, the Fund intends to obtain exposure to less liquid or illiquid private credit investments, generally involving corporate borrowers, through their investments in pooled investment vehicles, including those managed by Lord Abbett. Typically, private credit investments are not traded in public markets and are illiquid, such that a pooled investment vehicle may not be able to dispose of its holdings for extended periods, which may be several years, or at the price at which such pooled investment vehicles are valuing investments. Such pooled investment vehicle may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of such pooled investment vehicle or the Fund indirectly. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of such pooled investment vehicle’s private credit investments will often be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

The Fund’s investment in the PCF is subject to restrictions on transfer and the PCF currently expects to repurchase shares pursuant to tender offers each quarter, up to 5% of the PCF’s common shares outstanding, using a purchase price equal to the NAV per share as of the last calendar day of the applicable quarter.

67

Notes to Financial Statements (continued)

There will be no trading market for the Fund’s investments in the PCF. The Schedule of Investments lists the PCF as an investment as of year end, but does not include the underlying holdings of the PCF. The Fund indirectly bears the proportionate share of the expenses of the PCF. The Fund incurs two layers of fees, with Lord Abbett potentially receiving a management fee at both levels. The Fund had the following transactions with the PCF during the fiscal year ended December 31, 2025:

Bond Debenture Portfolio

Affiliated Funds	Value at 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 12/31/2025	Dividend Income
Lord Abbett Private Credit Fund	$6,345,814	$9,038,961	$ –	$ –	$(18,459)	$15,366,316	$1,077,704

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Bond Debenture Portfolio	$26,567,399	$27,483,327

(1)	Statement of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”) in which the Fund may substantially invest. Some issuers,

68

Notes to Financial Statements (continued)

particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The asset backed securities and mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage-related securities, which are issued by private institutions, not by government sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general, changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying

69

Notes to Financial Statements (concluded)

asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. Below investment grade senior loans may be affected by interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Shares sold	10,564,987	10,560,827
Reinvestment of distributions	6,490,595	6,115,772
Shares reacquired	(15,301,662)	(12,891,356)
Increase	1,753,920	3,785,243

70

Report of Independent Registered Public Accounting Firm

To the shareholders of Bond-Debenture Portfolio and the Board of Directors of Lord Abbett Series Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Bond-Debenture Portfolio (the “Fund”), one of the funds constituting Lord Abbett Series Fund, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and counterparties; when replies were not received from custodian or counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 17, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

71

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

72

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Bond-Debenture Portfolio	LASFBD-2 (02/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Series Fund—Dividend Growth Portfolio

For the fiscal year ended December 31, 2025

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Report of Independent Registered Public Accounting Firm (Item 7)

20	Changes in and Disagreements with Accountants (Item 8)

20	Proxy Disclosures (Item 9)

20	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.18%

COMMON STOCKS 99.18%

Aerospace & Defense 2.22%
L3Harris Technologies, Inc.	5,293	$1,553,866
Northrop Grumman Corp.	4,873	2,778,633
Total		4,332,499

Banks 7.59%
Bank of America Corp.	61,898	3,404,390
JPMorgan Chase & Co.	21,957	7,074,985
Wells Fargo & Co.	46,390	4,323,548
Total		14,802,923

Beverages 1.57%
Coca-Cola Co.	43,782	3,060,800

Biotechnology 1.72%
AbbVie, Inc.	14,666	3,351,034

Building Products 0.78%
Allegion PLC (Ireland)(a)	9,555	1,521,347

Capital Markets 7.01%
ARES Management Corp. Class A	9,619	1,554,719
Charles Schwab Corp.	46,669	4,662,700
Morgan Stanley	30,489	5,412,712
S&P Global, Inc.	3,924	2,050,643
Total		13,680,774

Chemicals 2.26%
Linde PLC	6,210	2,647,882
Sherwin-Williams Co.	5,450	1,765,963
Total		4,413,845

Commercial Services & Supplies 1.64%
Cintas Corp.	6,287	1,182,396
Waste Management, Inc.	9,180	2,016,938
Total		3,199,334

Communications Equipment 0.33%
Motorola Solutions, Inc.	1,687	646,661
Investments	Shares	Fair Value
Construction Materials 2.31%
CRH PLC (Ireland)(a)	36,080	$4,502,784

Consumer Staples Distribution & Retail 3.68%
Costco Wholesale Corp.	2,133	1,839,371
Walmart, Inc.	47,987	5,346,232
Total		7,185,603

Electric: Utilities 3.11%
Entergy Corp.	30,105	2,782,605
NextEra Energy, Inc.	40,889	3,282,569
Total		6,065,174

Financial Services 2.40%
Mastercard, Inc. Class A	8,199	4,680,645

Health Care Equipment & Supplies 3.20%
Abbott Laboratories	30,582	3,831,619
Stryker Corp.	6,846	2,406,163
Total		6,237,782

Health Care Providers & Services 0.55%
UnitedHealth Group, Inc.	3,247	1,071,867

Hotels, Restaurants & Leisure 1.26%
McDonald’s Corp.	8,049	2,460,016

Insurance 2.83%
Arthur J Gallagher & Co.	11,667	3,019,303
Chubb Ltd. (Switzerland)(a)	8,010	2,500,081
Total		5,519,384

Life Sciences Tools & Services 1.54%
Danaher Corp.	13,102	2,999,310

Machinery 3.52%
Deere & Co.	4,207	1,958,653
Parker-Hannifin Corp.	5,592	4,915,144
Total		6,873,797

Metals & Mining 1.47%
Steel Dynamics, Inc.	16,927	2,868,280

Multi-Utilities 1.32%
CMS Energy Corp.	36,966	2,585,032

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2025

Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 5.35%
Enbridge, Inc. (Canada)(a)	79,342	$3,794,928
Exxon Mobil Corp.	43,855	5,277,511
Marathon Petroleum Corp.	8,454	1,374,874
Total		10,447,313

Pharmaceuticals 5.46%
Eli Lilly & Co.	5,322	5,719,447
Johnson & Johnson	23,829	4,931,412
Total		10,650,859

Professional Services 0.21%
Verisk Analytics, Inc.	1,796	401,747

Semiconductors & Semiconductor Equipment 18.36%
Analog Devices, Inc.	11,667	3,164,090
Broadcom, Inc.	27,264	9,436,070
Lam Research Corp.	29,532	5,055,288
NVIDIA Corp.	68,404	12,757,346
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,776	5,401,949
Total		35,814,743

Software 8.54%
Microsoft Corp.	31,247	15,111,674
Oracle Corp.	4,649	906,137
SAP SE ADR	2,624	637,396
Total		16,655,207

Specialty Retail 4.38%
Home Depot, Inc.	5,342	1,838,182
Lowe’s Cos., Inc.	11,162	2,691,828
TJX Cos., Inc.	26,109	4,010,604
Total		8,540,614
Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 2.54%
Apple, Inc.	18,197	$4,947,037

Tobacco 2.03%
Philip Morris International, Inc.	24,730	3,966,692
Total Common Stocks (cost $133,376,698)		193,483,103

	Principal Amount

SHORT-TERM INVESTMENTS 1.12%

REPURCHASE AGREEMENTS 1.12%
Repurchase Agreement dated 12/31/2025, 3.250% due 1/2/2026 with Fixed Income Clearing Corp. collateralized by $2,204,500 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $2,223,812; proceeds: $2,180,470 (cost $2,180,076)	$2,180,076	2,180,076
Total Investments in Securities 100.30% (cost $135,556,774)		195,663,179
Other Assets and Liabilities – Net (0.30)%		(592,527)
Net Assets 100.00%		$195,070,652

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.

2	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$193,483,103	$–	$–	$193,483,103
Short-Term Investments
Repurchase Agreements	–	2,180,076	–	2,180,076
Total	$193,483,103	$2,180,076	$–	$195,663,179

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities

December 31, 2025

ASSETS:
Investments in securities, at cost	$135,556,774
Investments in securities, at fair value	$195,663,179
Cash	12
Foreign cash, at value (cost $31)	34
Receivables:
Interest and dividends	107,909
Capital shares sold	7,605
From advisor (See Note 3)	1,211
Securities lending income	261
Prepaid expenses	1,748
Total assets	195,781,959
LIABILITIES:
Payables:
Transfer agent fees	474,041
Management fee	91,141
Capital shares reacquired	69,550
Directors’ fees	24,344
Fund administration	6,628
Accrued expenses	45,603
Total liabilities	711,307
Commitments and contingent liabilities	–
NET ASSETS	$195,070,652
COMPOSITION OF NET ASSETS:
Paid-in capital	$132,140,945
Total distributable earnings/(loss)	62,929,707
Net Assets	$195,070,652
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	9,831,222
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$19.84

4	See Notes to Financial Statements.

Statement of Operations

For the Year Ended December 31, 2025

Investment income:
Dividends (net of foreign withholding taxes of $43,095)	$2,840,450
Securities lending net income	725
Interest and other	83,354
Total investment income	2,924,529
Expenses:
Management fee	1,018,369
Non-12b-1 service fees	462,926
Shareholder servicing	185,234
Fund administration	74,063
Professional	49,747
Reports to shareholders	11,749
Directors’ fees	7,951
Custody	5,971
Other	30,411
Gross expenses	1,846,421
Fees waived and expenses reimbursed (See Note 3)	(13,357)
Net expenses	1,833,064
Net investment income	1,091,465
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	14,775,337
Net realized gain/(loss) on foreign currency related transactions	1,167
Net change in unrealized appreciation/(depreciation) on investments	11,300,846
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(524)
Net realized and unrealized gain/(loss)	26,076,826
Net Increase in Net Assets Resulting From Operations	$27,168,291

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Operations:
Net investment income	$1,091,465	$1,034,388
Net realized gain/(loss)	14,776,504	12,825,847
Net change in unrealized appreciation/(depreciation)	11,300,322	23,339,791
Net increase in net assets resulting from operations	27,168,291	37,200,026
Distributions to shareholders:	(15,702,280)	(11,562,355)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	23,136,504	12,740,875
Reinvestment of distributions	15,702,280	11,562,355
Cost of shares reacquired	(42,445,553)	(41,771,163)
Net decrease in net assets resulting from capital share transactions	(3,606,769)	(17,467,933)
Net increase in net assets	7,859,242	8,169,738
NET ASSETS:
Beginning of year	$187,211,410	$179,041,672
End of year	$195,070,652	$187,211,410

6	See Notes to Financial Statements.

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7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
12/31/2025	$18.58	$0.12	$2.83	$2.95	$(0.12)	$(1.57)	$(1.69)
12/31/2024	16.21	0.10	3.48	3.58	(0.11)	(1.10)	(1.21)
12/31/2023	14.86	0.12	2.29	2.41	(0.13)	(0.93)	(1.06)
12/31/2022	20.27	0.15	(2.91)	(2.76)	(0.15)	(2.50)	(2.65)
12/31/2021	17.93	0.15	4.38	4.53	(0.15)	(2.04)	(2.19)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

8	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)
$19.84	15.98	0.99	1.00	0.59	$195,071	32
18.58	22.14	0.99	0.99	0.55	187,211	26
16.21	16.33	0.99	1.00	0.76	179,042	47
14.86	(13.55)	0.99	1.01	0.86	159,988	56
20.27	25.62	0.99	1.01	0.75	220,150	44

See Notes to Financial Statements.	9

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of December 31, 2025. This report covers Dividend Growth Portfolio (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett

10

Notes to Financial Statements (continued)

has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy

11

Notes to Financial Statements (continued)

classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of December 31, 2025 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

12

Notes to Financial Statements (continued)

(e)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Fund’s participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Fund.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.55%
Over $2 billion	.49%

For the fiscal year ended December 31, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .55% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

For the fiscal year ended December 31, 2025 and continuing through April 30, 2026, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses (excluding certain expenses, such as acquired fund fees and expenses, if applicable) to an annual rate of 0.99%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be

13

Notes to Financial Statements (continued)

compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Dividend Growth Portfolio	$1,097,236	$14,605,044	$–	$15,702,280

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Dividend Growth Portfolio	$1,025,812	$10,536,543	$–	$11,562,355

As of December 31, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Series Fund-Dividend Growth Portfolio	$2,032	$3,261,791	$–	$59,690,228	$(24,344)	$62,929,707

14

Notes to Financial Statements (continued)

As of December 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Dividend Growth Portfolio	$135,972,954	$62,301,033	$(2,610,808)	$59,690,225

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2025 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$ –	$58,360,181	$ –	$77,950,092

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2025, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

15

Notes to Financial Statements (continued)

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended December 31, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans

16

Notes to Financial Statements (continued)

is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2025, the Fund did not have any securities on loan.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. At times, the performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a rising market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform.

The Fund’s exposure to foreign companies and markets presents increased market, industry and sector, liquidity, currency, political and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

17

Notes to Financial Statements (concluded)

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Shares sold	1,209,626	687,279
Reinvestment of distributions	787,859	625,553
Shares reacquired	(2,240,303)	(2,284,608)
Decrease	(242,818)	(971,776)

18

Report of Independent Registered Public Accounting Firm

To the shareholders of Dividend Growth Portfolio and the Board of Directors of Lord Abbett Series Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Dividend Growth Portfolio (the “Fund”), one of the funds constituting Lord Abbett Series Fund, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 17, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

19

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Series Fund-Dividend Growth Portfolio	100%	0%

Of the distributions paid to the shareholders during the most recently ended fiscal year, the following amount represents long-term capital gains:

Fund Name	Long-Term Capital Gains
Series Fund-Dividend Growth Portfolio	$14,605,044

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc. Dividend Growth Portfolio	SFCS-PORT-2 (02/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Series Fund—Developing Growth Portfolio

For the fiscal year ended December 31, 2025

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Report of Independent Registered Public Accounting Firm (Item 7)

20	Changes in and Disagreements with Accountants (Item 8)

20	Proxy Disclosures (Item 9)

20	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.24%

COMMON STOCKS 98.24%

Aerospace & Defense 10.37%
AeroVironment, Inc.*	1,992	$481,845
Carpenter Technology Corp.	4,119	1,296,826
Karman Holdings, Inc.*(a)	13,871	1,014,941
Kratos Defense & Security Solutions, Inc.*	14,560	1,105,249
Loar Holdings, Inc.*	4,538	308,584
Mercury Systems, Inc.*	10,060	734,481
Rocket Lab Corp.*	9,601	669,766
Woodward, Inc.	2,384	720,731
Total		6,332,423

Beverages 0.81%
Celsius Holdings, Inc.*	10,795	493,763

Biotechnology 16.84%
Abivax SA ADR*	5,712	770,292
Arcellx, Inc.*	7,577	494,020
Ascendis Pharma AS ADR*	2,661	567,432
Bridgebio Pharma, Inc.*	17,381	1,329,473
Cogent Biosciences, Inc.*	20,793	738,567
Insmed, Inc.*	3,739	650,736
Madrigal Pharmaceuticals, Inc.*	2,579	1,501,855
Mirum Pharmaceuticals, Inc.*	8,094	639,345
Natera, Inc.*	3,405	780,051
Nuvalent, Inc. Class A*	6,319	635,628
PTC Therapeutics, Inc.*	10,366	787,401
Revolution Medicines, Inc.*	9,001	716,930
Rhythm Pharmaceuticals, Inc.*	6,294	673,710
Total		10,285,440

Building Products 1.87%
Modine Manufacturing Co.*	8,556	1,142,312

Capital Markets 3.08%
Evercore, Inc. Class A	2,199	748,210
Miami International Holdings, Inc.*(a)	10,979	487,248
Piper Sandler Cos.	1,893	643,071
Total		1,878,529
Investments	Shares	Fair Value
Communications Equipment 1.26%
Calix, Inc.*	14,585	$771,984

Construction & Engineering 8.75%
Argan, Inc.	1,028	322,093
Comfort Systems USA, Inc.	1,706	1,592,192
Construction Partners, Inc. Class A*	9,725	1,055,649
IES Holdings, Inc.*	1,958	761,701
MasTec, Inc.*	5,175	1,124,890
Sterling Infrastructure, Inc.*	1,595	488,437
Total		5,344,962

Consumer Finance 0.72%
Figure Technology Solutions, Inc. Class A*(a)	10,749	438,989

Diversified Consumer Services 0.74%
Universal Technical Institute, Inc.*	17,198	449,384

Electrical Equipment 1.92%
Bloom Energy Corp. Class A*	4,545	394,915
Nextpower, Inc. Class A*	8,899	775,192
Total		1,170,107

Electronic Equipment, Instruments & Components 4.18%
Fabrinet (Thailand)*(b)	2,232	1,016,185
Mirion Technologies, Inc.*	46,086	1,079,334
Sanmina Corp.*	3,059	459,064
Total		2,554,583

Ground Transportation 1.02%
Lyft, Inc. Class A*	32,006	619,956

Health Care Equipment & Supplies 3.84%
iRhythm Technologies, Inc.*	6,159	1,092,853
Penumbra, Inc.*	2,614	812,719
TransMedics Group, Inc.*	3,633	441,954
Total		2,347,526

Health Care Providers & Services 6.57%
GeneDx Holdings Corp.*	8,746	1,137,505

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2025

Investments	Shares	Fair Value
Health Care Providers & Services (continue)
Guardant Health, Inc.*	21,987	$2,245,752
Hinge Health, Inc. Class A*	13,477	626,007
Total		4,009,264

Health Care Technology 0.58%
HeartFlow, Inc.*(a)	12,217	356,125

Hotels, Restaurants & Leisure 3.43%
Dutch Bros, Inc. Class A*	5,519	337,873
Life Time Group Holdings, Inc.*	12,073	320,900
Planet Fitness, Inc. Class A*	8,708	944,557
Sportradar Group AG Class A (Switzerland)*(b)	20,738	492,942
Total		2,096,272

Information Technology Services 0.42%
Applied Digital Corp.*(a)	10,329	253,267

Interactive Media & Services 1.91%
Reddit, Inc. Class A*	5,083	1,168,429

Life Sciences Tools & Services 1.09%
Adaptive Biotechnologies Corp.*	41,125	667,870

Machinery 2.67%
Crane Co.	4,231	780,323
RBC Bearings, Inc.*	1,893	848,878
Total		1,629,201

Pharmaceuticals 3.30%
Tarsus Pharmaceuticals, Inc.*	12,881	1,054,696
Terns Pharmaceuticals, Inc.*	23,694	957,238
Total		2,011,934

Semiconductors & Semiconductor Equipment 12.35%
Astera Labs, Inc.*	5,027	836,292
Credo Technology Group Holding Ltd.*	12,755	1,835,317
Lattice Semiconductor Corp.*	6,021	443,025
MACOM Technology Solutions Holdings, Inc.*	4,993	855,201
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment (continue)
Nova Ltd. (Israel)*(b)	3,130	$1,027,861
Rambus, Inc.*	10,621	975,964
Semtech Corp.*	6,318	465,573
SiTime Corp.*	3,121	1,102,306
Total		7,541,539

Software 8.27%
Agilysys, Inc.*	2,498	296,862
D-Wave Quantum, Inc.*(a)	19,095	499,334
Guidewire Software, Inc.*	4,828	970,476
JFrog Ltd.*	13,919	869,381
Netskope, Inc. Class A*	13,956	244,788
Rubrik, Inc. Class A*	7,737	591,726
ServiceTitan, Inc. Class A*	5,253	559,445
Unity Software, Inc.*	23,110	1,020,769
Total		5,052,781

Trading Companies & Distributors 2.25%
FTAI Aviation Ltd.	5,328	1,048,817
Xometry, Inc. Class A*	5,475	325,598
Total		1,374,415
Total Common Stocks (cost $44,465,639)		59,991,055

	Principal Amount

SHORT-TERM INVESTMENTS 6.62%

REPURCHASE AGREEMENTS 2.04%
Repurchase Agreement dated 12/31/2025, 3.250% due 1/2/2026 with Fixed Income Clearing Corp. collateralized by $1,262,200 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $1,273,231; proceeds: $1,248,467 (cost $1,248,242)	$1,248,242	$1,248,242

2	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2025

Investments	Principal Amount	Fair Value
TIME DEPOSITS 0.46%
CitiBank N.A.(c) (cost $279,353)	279,353	$279,353

	Shares

MONEY MARKET FUNDS 4.12%
Fidelity Government Portfolio(c) (cost $2,514,177)	2,514,177	2,514,177
Total Short-Term Investments (cost $4,041,772)		4,041,772
Total Investments in Securities 104.86% (cost $48,507,411)		64,032,827
Other Assets and Liabilities – Net (4.86)%		(2,966,678)
Net Assets 100.00%		$61,066,149

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$59,991,055	$–	$–	$59,991,055
Short-Term Investments
Repurchase Agreements	–	1,248,242	–	1,248,242
Time Deposits	–	279,353	–	279,353
Money Market Funds	2,514,177	–	–	2,514,177
Total	$62,505,232	$1,527,595	$–	$64,032,827

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities

December 31, 2025

ASSETS:
Investments in securities, at cost	$48,507,411
Investments in securities, at fair value including $2,672,463 of securities loaned	64,032,827
Receivables:
Capital shares sold	37,304
From advisor (See Note 3)	11,312
Interest	113
Prepaid expenses	2,057
Total assets	64,083,613
LIABILITIES:
Payables:
Collateral due to broker for securities lending	2,793,530
Capital shares reacquired	66,504
Transfer agent fees	63,657
Management fee	39,950
Directors’ fees	8,512
Fund administration	2,131
Accrued expenses	43,180
Total liabilities	3,017,464
Commitments and contingent liabilities	–
NET ASSETS	$61,066,149
COMPOSITION OF NET ASSETS:
Paid-in capital	$59,787,006
Total distributable earnings/(loss)	1,279,143
Net Assets	$61,066,149
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	1,826,875
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$33.43

4	See Notes to Financial Statements.

Statement of Operations

For the Year Ended December 31, 2025

Investment income:
Dividends	$65,671
Securities lending net income	11,418
Interest and other	44,599
Total investment income	121,688
Expenses:
Management fee	457,659
Non-12b-1 service fees	152,463
Shareholder servicing	62,300
Professional	41,392
Fund administration	24,409
Custody	14,676
Reports to shareholders	6,663
Directors’ fees	2,658
Other	13,087
Gross expenses	775,307
Fees waived and expenses reimbursed (See Note 3)	(140,687)
Net expenses	634,620
Net investment loss	(512,932)
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	8,237,928
Net change in unrealized appreciation/(depreciation) on investments	29,874
Net realized and unrealized gain/(loss)	8,267,802
Net Increase in Net Assets Resulting From Operations	$7,754,870

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Operations:
Net investment loss	$(512,932)	$(545,862)
Net realized gain/(loss)	8,237,928	9,933,687
Net change in unrealized appreciation/(depreciation)	29,874	4,208,795
Net increase in net assets resulting from operations	7,754,870	13,596,620
Distributions to shareholders:	(111,884)	(104,342)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	3,696,740	7,033,239
Reinvestment of distributions	111,884	104,342
Cost of shares reacquired	(19,369,862)	(18,449,647)
Net decrease in net assets resulting from capital share transactions	(15,561,238)	(11,312,066)
Net increase (decrease) in net assets	(7,918,252)	2,180,212
NET ASSETS:
Beginning of year	$68,984,401	$66,804,189
End of year	$61,066,149	$68,984,401

6	See Notes to Financial Statements.

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7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
12/31/2025	$29.23	$(0.25)	$4.51	$4.26	$(0.06)	$-	$(0.06)
12/31/2024	23.96	(0.21)	5.52	5.31	(0.04)	-	(0.04)
12/31/2023	22.15	(0.18)	1.99	1.81	-	-	-
12/31/2022	34.61	(0.18)	(12.28)	(12.46)	-	-	-
12/31/2021	47.18	(0.42)	(0.93)	(1.35)	-	(11.22)	(11.22)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

8	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)
$33.43	14.59	1.04	1.27	(0.84)	$61,066	117
29.23	22.18	1.04	1.25	(0.78)	68,984	101
23.96	8.17	1.04	1.25	(0.77)	66,804	139
22.15	(35.98)	1.04	1.30	(0.74)	68,892	125
34.61	(2.75)	1.04	1.15	(0.87)	116,990	121

See Notes to Financial Statements.	9

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of December 31, 2025. This report covers Developing Growth Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies. The Fund generally is not available for purchase by new investors, existing shareholders may continue to purchase Fund shares.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord

10

Notes to Financial Statements (continued)

Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

11

Notes to Financial Statements (continued)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of December 31, 2025 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

12

Notes to Financial Statements (continued)

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Fund’s participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Fund.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $100 million	.75%
Over $100 million	.50%

For the fiscal year ended December 31, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .54% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the fiscal year ended December 31, 2025 and continuing through April 30, 2026, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses (excluding certain expenses, such as acquired fund fees and expenses, if applicable) to an annual rate of 1.04%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

13

Notes to Financial Statements (continued)

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Developing Growth Portfolio	$111,884	$ –	$ –	$111,884

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Developing Growth Portfolio	$104,342	$ –	$ –	$104,342

As of December 31, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Series Fund–Developing Growth Portfolio	$ –	$ –	$(14,075,320)	$15,362,975	$(8,512)	$1,279,143

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund-Developing Growth Portfolio	$(14,075,320)	$ –	$(14,075,320)

14

Notes to Financial Statements (continued)

As of December 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund–Developing Growth Portfolio	$48,669,852	$16,560,527	$(1,197,552)	$15,362,975

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions and net operating loss.

Fund	Total Distributable Earnings/(Loss)	Paid-in Capital
Series Fund-Developing Growth Portfolio	$514,362	$(514,362)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2025 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$ –	$70,574,628	$ –	$85,813,751

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2025, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds

15

Notes to Financial Statements (continued)

were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended December 31, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement

16

Notes to Financial Statements (continued)

with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Developing Growth Portfolio	$2,672,463	$2,793,530

(1)	Statement of Assets and Liabilities location: Payable: Collateral due to broker for securities lending.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. The shares of small and mid-sized companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and

17

Notes to Financial Statements (concluded)

governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Shares sold	134,128	257,078
Reinvestment of distributions	3,846	3,554
Shares reacquired	(670,875)	(688,464)
Decrease	(532,901)	(427,832)

18

Report of Independent Registered Public Accounting Firm

To the shareholders of Developing Growth Portfolio and the Board of Directors of Lord Abbett Series Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Developing Growth Portfolio (the “Fund”), one of the funds constituting Lord Abbett Series Fund, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 17, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

19

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Series Fund-Developing Growth Portfolio	34%	0%

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc.
	Developing Growth Portfolio	SFDG-PORT-2 (02/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Fundamental Equity Portfolio

For the fiscal year ended December 31, 2025

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

18	Report of Independent Registered Public Accounting Firm (Item 7)

19	Changes in and Disagreements with Accountants (Item 8)

19	Proxy Disclosures (Item 9)

19	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.54%

COMMON STOCKS 99.54%

Aerospace & Defense 4.90%
Boeing Co.*	21,800	$4,733,216
RTX Corp.	30,599	5,611,856
Total		10,345,072

Banks 7.03%
JPMorgan Chase & Co.	28,054	9,039,560
Wells Fargo & Co.	62,255	5,802,166
Total		14,841,726

Beverages 2.07%
Carlsberg AS Class B(a)	33,376	4,368,365

Biotechnology 4.94%
AbbVie, Inc.	14,027	3,205,029
Gilead Sciences, Inc.	22,490	2,760,422
United Therapeutics Corp.*	9,167	4,466,621
Total		10,432,072

Building Products 3.20%
A.O. Smith Corp.	41,260	2,759,469
Allegion PLC (Ireland)(b)	25,155	4,005,179
Total		6,764,648

Capital Markets 8.34%
Charles Schwab Corp.	38,884	3,884,900
KKR & Co., Inc.	22,067	2,813,101
Morgan Stanley	20,626	3,661,734
Nasdaq, Inc.	32,782	3,184,116
SEI Investments Co.	49,492	4,059,334
Total		17,603,185

Construction & Engineering 1.59%
AECOM	35,290	3,364,196

Construction Materials 1.82%
CRH PLC (Ireland)(b)	30,722	3,834,106

Consumer Staples Distribution & Retail 1.14%
BJ’s Wholesale Club Holdings, Inc.*	26,834	2,415,865
Investments	Shares	Fair Value
Electric: Utilities 3.14%
Entergy Corp.	36,146	$3,340,975
IDACORP, Inc.	26,050	3,296,888
Total		6,637,863

Electronic Equipment, Instruments & Components 2.96%
Keysight Technologies, Inc.*	17,690	3,594,431
TD SYNNEX Corp.	17,637	2,649,607
Total		6,244,038

Health Care Providers & Services 1.87%
Labcorp Holdings, Inc.	15,772	3,956,879

Insurance 9.41%
Aon PLC Class A (United Kingdom)(b)	11,937	4,212,329
Arch Capital Group Ltd.*	46,783	4,487,425
Arthur J Gallagher & Co.	16,190	4,189,810
Progressive Corp.	15,200	3,461,344
White Mountains Insurance Group Ltd.	1,696	3,524,339
Total		19,875,247

Interactive Media & Services 4.75%
Alphabet, Inc. Class A	32,040	10,028,520

Life Sciences Tools & Services 1.74%
IQVIA Holdings, Inc.*	16,314	3,677,339

Machinery 3.15%
AGCO Corp.	29,130	3,038,842
Parker-Hannifin Corp.	4,110	3,612,525
Total		6,651,367

Metals & Mining 1.63%
Steel Dynamics, Inc.	20,259	3,432,887

Multi-Utilities 1.58%
CMS Energy Corp.	47,730	3,337,759

Oil, Gas & Consumable Fuels 6.18%
Expand Energy Corp.	30,629	3,380,217
Permian Resources Corp.	182,580	2,561,597

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2025

Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels (continued)
Shell PLC ADR	56,505	$4,151,987
Williams Cos., Inc.	49,250	2,960,418
Total		13,054,219

Pharmaceuticals 3.69%
Novartis AG ADR(c)	23,300	3,212,371
Teva Pharmaceutical Industries Ltd. ADR*	146,803	4,581,722
Total		7,794,093

Professional Services 3.42%
CACI International, Inc. Class A*	6,317	3,365,761
Genpact Ltd.	82,396	3,854,485
Total		7,220,246

Real Estate Management & Development 1.64%
CBRE Group, Inc. Class A*	21,494	3,456,020

Semiconductors & Semiconductor Equipment 4.35%
Silicon Motion Technology Corp. ADR	53,268	4,937,943
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	13,949	4,238,962
Total		9,176,905

Software 2.92%
Microsoft Corp.	12,769	6,175,344

Specialty Retail 7.03%
AutoZone, Inc.*	935	3,171,052
Dick’s Sporting Goods, Inc.	20,270	4,012,852
Lowe’s Cos., Inc.	16,719	4,031,954
Ross Stores, Inc.	20,090	3,619,013
Total		14,834,871

Technology Hardware, Storage & Peripherals 1.59%
NetApp, Inc.	31,309	3,352,881
Investments	Shares	Fair Value
Tobacco 1.60%
Philip Morris International, Inc.	21,100	$3,384,440

Trading Companies & Distributors 1.86%
AerCap Holdings NV (Ireland)(b)	27,335	3,929,679
Total Common Stocks (cost $169,572,122)		210,189,832

	Principal Amount

SHORT-TERM INVESTMENTS 0.71%

REPURCHASE AGREEMENTS 0.64%
Repurchase Agreement dated 12/31/2025, 3.250% due 1/2/2026 with Fixed Income Clearing Corp. collateralized by $1,360,900 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $1,387,163; proceeds: $1,360,142 (cost $1,359,896)	$1,359,896	1,359,896

TIME DEPOSITS 0.01%
CitiBank N.A.(d) (cost $14,150)	14,150	14,150

MONEY MARKET FUNDS 0.06%
Fidelity Government Portfolio(d) (cost $127,350)	127,350	127,350
Total Short-Term Investments (cost $1,501,396)		1,501,396
Total Investments in Securities 100.25% (cost $171,073,518)		211,691,228
Other Assets and Liabilities – Net (0.25)%		(535,909)
Net Assets 100.00%		$211,155,319

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Security was purchased with the cash collateral from loaned securities.

2	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$4,368,365	$–	$4,368,365
Remaining Industries	205,821,467	–	–	205,821,467
Short-Term Investments
Repurchase Agreements	–	1,359,896	–	1,359,896
Time Deposits	–	14,150	–	14,150
Money Market Funds	127,350	–	–	127,350
Total	$205,948,817	$5,742,411	$–	$211,691,228

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities

December 31, 2025

ASSETS:
Investments in securities, at cost	$171,073,518
Investments in securities, at fair value including $137,870 of securities loaned	$211,691,228
Cash	2
Receivables:
Interest and dividends	116,815
From advisor (See Note 3)	18,547
Investment securities sold	9,196
Prepaid expenses	1,776
Total assets	211,837,564
LIABILITIES:
Payables:
Transfer agent fees	219,064
Collateral due to broker for securities lending	141,500
Management fee	134,166
Capital shares reacquired	65,513
Directors’ fees	39,575
Fund administration	7,212
Foreign currency overdraft (cost $5)	5
Accrued expenses	75,210
Total liabilities	682,245
Commitments and contingent liabilities	–
NET ASSETS	$211,155,319
COMPOSITION OF NET ASSETS:
Paid-in capital	$170,105,862
Total distributable earnings/(loss)	41,049,457
Net Assets	$211,155,319
Outstanding shares (110 million shares of common stock authorized, $.001 par value)	11,125,368
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$18.98

4	See Notes to Financial Statements.

Statement of Operations

For the Year Ended December 31, 2025

Investment income:
Dividends (net of foreign withholding taxes of $25,565)	$2,957,260
Securities lending net income	18
Interest and other	75,053
Total investment income	3,032,331
Expenses:
Management fee	1,498,070
Non-12b-1 service fees	502,799
Shareholder servicing	201,322
Fund administration	80,454
Professional	45,685
Reports to shareholders	9,765
Custody	9,413
Directors’ fees	8,643
Other	35,766
Gross expenses	2,391,917
Fees waived and expenses reimbursed (See Note 3)	(219,663)
Net expenses	2,172,254
Net investment income	860,077
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	17,714,039
Net realized gain/(loss) on foreign currency related transactions	(1,056)
Net change in unrealized appreciation/(depreciation) on investments	5,863,604
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	4,066
Net realized and unrealized gain/(loss)	23,580,653
Net Increase in Net Assets Resulting From Operations	$24,440,730

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Operations:
Net investment income	$860,077	$1,634,022
Net realized gain/(loss)	17,712,983	23,465,737
Net change in unrealized appreciation/(depreciation)	5,867,670	10,968,246
Net increase in net assets resulting from operations	24,440,730	36,068,005
Distributions to shareholders:	(20,938,900)	(13,523,989)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	69,004,795	2,491,219
Reinvestment of distributions	20,938,899	13,523,989
Cost of shares reacquired	(101,607,860)	(50,763,179)
Net decrease in net assets resulting from capital share transactions	(11,664,166)	(34,747,971)
Net decrease in net assets	(8,162,336)	(12,203,955)
NET ASSETS:
Beginning of year	$219,317,655	$231,521,610
End of year	$211,155,319	$219,317,655

6	See Notes to Financial Statements.

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7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
12/31/2025	$18.37	$0.08	$2.52	$2.60	$(0.08)	$(1.91)	$(1.99)
12/31/2024	16.79	0.13	2.65	2.78	(0.14)	(1.06)	(1.20)
12/31/2023	15.16	0.11	2.11	2.22	(0.10)	(0.49)	(0.59)
12/31/2022	20.11	0.18	(2.62)	(2.44)	(0.19)	(2.32)	(2.51)
12/31/2021	16.61	0.15	4.36	4.51	(0.16)	(0.85)	(1.01)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

8	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)
$18.98	14.29	1.08	1.19	0.43	$211,155	74
18.37	16.65	1.08	1.19	0.71	219,318	52
16.79	14.63	1.08	1.20	0.68	231,522	102
15.16	(11.98)	1.08	1.21	1.03	173,600	62
20.11	27.31	1.08	1.17	0.78	315,166	76

See Notes to Financial Statements.	9

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of December 31, 2025. This report covers Fundamental Equity Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation—Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow

10

Notes to Financial Statements (continued)

Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements—Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

11

Notes to Financial Statements (continued)

A summary of inputs used in valuing the Fund’s investments as of December 31, 2025 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses—Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes—It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Investment Income—Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

(f)	Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase

12

Notes to Financial Statements (continued)

agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Fund’s participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Fund.

(g)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the fiscal year ended December 31, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .64% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

For the fiscal year ended December 31, 2025 and continuing through April 30, 2026, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses (excluding certain expenses such as acquired fund fees and expenses, if applicable) to an annual rate of 1.08%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

13

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Fundamental Equity Portfolio	$862,115	$20,076,785	$–	$20,938,900

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Fundamental Equity Portfolio	$5,393,603	$8,130,386	$–	$13,523,989

As of December 31, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Series Fund-Fundamental Equity Portfolio	$1,478	$2,019,382	$–	$39,068,172	$(39,575)	$41,049,457

As of December 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Fundamental Equity Portfolio	$172,626,043	$40,668,374	$(1,603,185)	$39,065,189

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2025 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$–	$148,302,296	$–	$179,788,638

14

Notes to Financial Statements (continued)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2025, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program

15

Notes to Financial Statements (continued)

(the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended December 31, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Fundamental Equity Portfolio	$137,870	$141,500

(1)	Statement of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential

16

Notes to Financial Statements (concluded)

for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Shares sold	3,685,793	134,788
Reinvestment of distributions	1,093,348	745,123
Shares reacquired	(5,595,472)	(2,730,032)
Decrease	(816,331)	(1,850,121)

17

Report of Independent Registered Public Accounting Firm

To the shareholders of Fundamental Equity Portfolio and the Board of Directors of Lord Abbett Series Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fundamental Equity Portfolio (the “Fund”), one of the funds constituting Lord Abbett Series Fund, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 17, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

18

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Series Fund-Fundamental Equity Portfolio	100%	0%

Of the distributions paid to the shareholders during the most recently ended fiscal year, the following amount represents long-term capital gains:

Fund Name	Long-Term Capital Gains
Series Fund-Fundamental Equity Portfolio	$20,076,785

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Fundamental Equity Portfolio	SFFE-PORT-2 (02/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Growth and Income Portfolio

For the fiscal year ended December 31, 2025

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Report of Independent Registered Public Accounting Firm (Item 7)

20	Changes in and Disagreements with Accountants (Item 8)

20	Proxy Disclosures (Item 9)

20	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.95%

COMMON STOCKS 99.95%

Aerospace & Defense 5.42%
Boeing Co.*	52,527	$11,404,662
RTX Corp.	85,557	15,691,154
Total		27,095,816

Banks 7.08%
JPMorgan Chase & Co.	66,418	21,401,208
Wells Fargo & Co.	150,275	14,005,630
Total		35,406,838

Beverages 2.08%
Carlsberg AS Class B(a)	79,456	10,399,473

Biotechnology 4.99%
AbbVie, Inc.	33,477	7,649,160
Gilead Sciences, Inc.	52,940	6,497,856
United Therapeutics Corp.*	22,173	10,803,794
Total		24,950,810

Building Products 1.87%
Allegion PLC (Ireland)(b)	58,617	9,332,999

Capital Markets 8.22%
Charles Schwab Corp.	90,592	9,051,047
KKR & Co., Inc.	51,452	6,559,101
Morgan Stanley	48,315	8,577,362
Nasdaq, Inc.	76,329	7,413,836
SEI Investments Co.	115,560	9,478,231
Total		41,079,577

Construction & Engineering 2.55%
AECOM	83,440	7,954,335
EMCOR Group, Inc.	7,847	4,800,716
Total		12,755,051

Construction Materials 1.89%
CRH PLC (Ireland)(b)	75,796	9,459,341

Consumer Finance 1.44%
American Express Co.	19,430	7,188,128
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 1.25%
BJ’s Wholesale Club Holdings, Inc.*	69,488	$6,256,005

Electric: Utilities 2.53%
Entergy Corp.	76,794	7,098,070
FirstEnergy Corp.	123,433	5,526,095
Total		12,624,165

Electronic Equipment, Instruments & Components 2.82%
Keysight Technologies, Inc.*	45,350	9,214,667
TD SYNNEX Corp.	32,667	4,907,563
Total		14,122,230

Health Care Providers & Services 3.61%
Labcorp Holdings, Inc.	33,363	8,370,109
McKesson Corp.	11,805	9,683,524
Total		18,053,633

Hotels, Restaurants & Leisure 1.16%
Booking Holdings, Inc.	1,080	5,783,756

Industrial REITS 1.59%
Prologis, Inc.	62,072	7,924,111

Insurance 9.31%
Aon PLC Class A (United Kingdom)(b)	27,754	9,793,831
Arch Capital Group Ltd.*	109,156	10,470,243
Arthur J Gallagher & Co.	30,092	7,787,509
Progressive Corp.	35,750	8,140,990
RenaissanceRe Holdings Ltd.	36,774	10,339,378
Total		46,531,951

Interactive Media & Services 4.78%
Alphabet, Inc. Class A	76,325	23,889,725

Life Sciences Tools & Services 1.78%
IQVIA Holdings, Inc.*	39,426	8,887,015

Machinery 3.23%
AGCO Corp.	67,750	7,067,680
Parker-Hannifin Corp.	10,302	9,055,046
Total		16,122,726

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2025

Investments	Shares	Fair Value
Metals & Mining 1.73%
Steel Dynamics, Inc.	51,071	$8,653,981

Multi-Utilities 1.47%
CMS Energy Corp.	104,920	7,337,056

Oil, Gas & Consumable Fuels 6.05%
Expand Energy Corp.	73,114	8,068,861
Permian Resources Corp.	436,180	6,119,605
Shell PLC ADR	139,853	10,276,399
Williams Cos., Inc.	95,900	5,764,549
Total		30,229,414

Pharmaceuticals 3.95%
Novartis AG ADR(c)	55,610	7,666,951
Teva Pharmaceutical Industries Ltd. ADR*	386,245	12,054,706
Total		19,721,657

Real Estate Management & Development 1.69%
CBRE Group, Inc. Class A*	52,580	8,454,338

Semiconductors & Semiconductor Equipment 1.99%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	32,755	9,953,917

Software 2.98%
Microsoft Corp.	30,835	14,912,423

Specialty Retail 7.39%
AutoZone, Inc.*	2,400	8,139,600
Dick’s Sporting Goods, Inc.	47,990	9,500,580
Lowe’s Cos., Inc.	39,340	9,487,234
Ross Stores, Inc.	54,460	9,810,425
Total		36,937,839

Technology Hardware, Storage & Peripherals 1.57%
NetApp, Inc.	73,348	7,854,837

Tobacco 1.59%
Philip Morris International, Inc.	49,600	7,955,840
Investments	Shares	Fair Value
Trading Companies & Distributors 1.94%
AerCap Holdings NV (Ireland)(b)	67,627	$9,722,057
Total Common Stocks (cost $334,845,241)		499,596,709

	Principal Amount
SHORT-TERM INVESTMENTS 0.67%

REPURCHASE AGREEMENTS 0.62%
Repurchase Agreement dated 12/31/2025, 3.250% due 1/2/2026 with Fixed Income Clearing Corp. collateralized by $3,085,200 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $3,144,698; proceeds: $3,083,521 (cost $3,082,965)	$3,082,965	3,082,965

TIME DEPOSITS 0.00%
CitiBank N.A.(d) (cost $28,300)	28,300	28,300

	Shares
MONEY MARKET FUNDS 0.05%
Fidelity Government Portfolio(d) (cost $254,700)	254,700	254,700
Total Short-Term Investments (cost $3,365,965)		3,365,965
Total Investments in Securities 100.62% (cost $338,211,206)		502,962,674
Other Assets and Liabilities – Net (0.62)%		(3,098,116)
Net Assets 100.00%		$499,864,558

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Security was purchased with the cash collateral from loaned securities.

2	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$10,399,473	$–	$10,399,473
Remaining Industries	489,197,236	–	–	489,197,236
Short-Term Investments
Repurchase Agreements	–	3,082,965	–	3,082,965
Time Deposits	–	28,300	–	28,300
Money Market Funds	254,700	–	–	254,700
Total	$489,451,936	$13,510,738	$–	$502,962,674

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities

December 31, 2025

ASSETS:
Investments in securities, at cost	$338,211,206
Investments in securities, at fair value including $275,740 of securities loaned	$502,962,674
Cash	15
Receivables:
Interest and dividends	310,374
Capital shares sold	306,378
Investment securities sold	15,763
Prepaid expenses	1,744
Total assets	503,596,948
LIABILITIES:
Payables:
Capital shares reacquired	2,020,722
Transfer agent fees	997,291
Collateral due to broker for securities lending	283,000
Management fee	213,090
Directors’ fees	110,385
Fund administration	17,047
Foreign currency overdraft (cost $3)	3
Accrued expenses	90,852
Total liabilities	3,732,390
Commitments and contingent liabilities	–
NET ASSETS	$499,864,558
COMPOSITION OF NET ASSETS:
Paid-in capital	$326,182,999
Total distributable earnings/(loss)	173,681,559
Net Assets	$499,864,558
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	11,913,287
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$41.96

4	See Notes to Financial Statements.

Statement of Operations

For the Year Ended December 31, 2025

Investment income:
Dividends (net of foreign withholding taxes of $62,162)	$7,100,166
Securities lending net income	53
Interest and other	157,520
Total investment income	7,257,739
Expenses:
Management fee	2,437,123
Non-12b-1 service fees	1,218,683
Shareholder servicing	487,481
Fund administration	194,970
Professional	53,635
Reports to shareholders	37,723
Directors’ fees	20,953
Custody	16,007
Other	80,597
Gross expenses	4,547,172
Fees waived and expenses reimbursed (See Note 3)	(16,010)
Net expenses	4,531,162
Net investment income	2,726,577
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	50,510,467
Net realized gain/(loss) on foreign currency related transactions	(2,887)
Net change in unrealized appreciation/(depreciation) on investments	24,761,270
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	8,963
Net realized and unrealized gain/(loss)	75,277,813
Net Increase in Net Assets Resulting From Operations	$78,004,390

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Operations:
Net investment income	$2,726,577	$4,471,687
Net realized gain/(loss)	50,507,580	48,376,268
Net change in unrealized appreciation/(depreciation)	24,770,233	42,244,740
Net increase in net assets resulting from operations	78,004,390	95,092,695
Distributions to shareholders:	(53,389,795)	(40,430,979)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	10,668,622	10,872,740
Reinvestment of distributions	53,389,794	40,430,979
Cost of shares reacquired	(82,713,459)	(103,705,845)
Net decrease in net assets resulting from capital share transactions	(18,655,043)	(52,402,126)
Net increase in net assets	5,959,552	2,259,590
NET ASSETS:
Beginning of year	$493,905,006	$491,645,416
End of year	$499,864,558	$493,905,006

6	See Notes to Financial Statements.

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7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net invest- ment income	Net realized gain	Total distri- butions
12/31/2025	$39.92	$0.23	$6.64	$6.87	$(0.25)	$(4.58)	$(4.83)
12/31/2024	36.06	0.36	7.02	7.38	(0.36)	(3.16)	(3.52)
12/31/2023	32.80	0.33	3.98	4.31	(0.33)	(0.72)	(1.05)
12/31/2022	40.04	0.48	(4.29)	(3.81)	(0.48)	(2.95)	(3.43)
12/31/2021	34.94	0.41	9.63	10.04	(0.44)	(4.50)	(4.94)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

8	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)
$41.96	17.29	0.93	0.93	0.56	$499,865	38
39.92	20.60	0.93	0.93	0.88	493,905	30
36.06	13.19	0.92	0.93	0.96	491,645	28
32.80	(9.44)	0.93	0.94	1.31	486,259	36
40.04	29.02	0.92	0.93	1.03	610,598	66

See Notes to Financial Statements.	9

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of December 31, 2025. This report covers Growth and Income Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation—Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that

10

Notes to Financial Statements (continued)

prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements—Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

11

Notes to Financial Statements (continued)

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of December 31, 2025 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses—Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes—It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Investment Income—Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

12

Notes to Financial Statements (continued)

(f)	Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Fund’s participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Fund.

(g)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.50%
Over $1 billion	.45%

For the fiscal year ended December 31, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .50% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived $16,010 of certain fees and expenses during the fiscal year ended December 31, 2025.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

13

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Growth & Income Portfolio	$2,709,711	$50,680,084	$–	$53,389,795

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund–Growth & Income Portfolio	$7,701,958	$32,729,021	$–	$40,430,979

As of December 31, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Series Fund–Growth & Income Portfolio	$–	$9,170,188	$–	$164,621,756	$(110,385)	$173,681,559

As of December 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund–Growth & Income Portfolio	$338,347,568	$167,859,059	$(3,243,953)	$164,615,106

14

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2025 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$–	$184,760,688	$–	$254,609,807

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2025, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

15

Notes to Financial Statements (continued)

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended December 31, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Growth and Income Portfolio	$275,740	$283,000

(1)	Statement of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

16

Notes to Financial Statements (continued)

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions as well as investor sentiment. In addition, large companies may have smaller rates of growth as compared to successful but well established smaller companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

17

Notes to Financial Statements (concluded)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Shares sold	253,852	271,354
Reinvestment of distributions	1,260,016	1,025,646
Shares reacquired	(1,972,798)	(2,557,372)
Decrease	(458,930)	(1,260,372)

18

Report of Independent Registered Public Accounting Firm

To the shareholders of Growth and Income Portfolio and the Board of Directors of Lord Abbett Series Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Growth and Income Portfolio (the “Fund”), one of the funds constituting Lord Abbett Series Fund, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 17, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

19

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Series Fund-Growth & Income Portfolio	100%	0%

Of the distributions paid to the shareholders during the most recently ended fiscal year, the following amount represents long-term capital gains:

Fund Name	Long-Term Capital Gains
Series Fund-Growth & Income Portfolio	$50,680,084

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Growth and Income Portfolio	LASFGI-2 (02/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Growth Opportunities Portfolio

For the fiscal year ended December 31, 2025

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Report of Independent Registered Public Accounting Firm (Item 7)

20	Changes in and Disagreements with Accountants (Item 8)

20	Proxy Disclosures (Item 9)

20	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.15%

COMMON STOCKS 98.15%

Aerospace & Defense 8.53%
Axon Enterprise, Inc.*	1,106	$628,131
Curtiss-Wright Corp.	2,066	1,138,924
Howmet Aerospace, Inc.	12,106	2,481,972
Karman Holdings, Inc.*(a)	9,313	681,432
Kratos Defense & Security Solutions, Inc.*	9,433	716,059
Woodward, Inc.	2,938	888,216
Total		6,534,734

Beverages 0.82%
Celsius Holdings, Inc.*	13,684	625,906

Biotechnology 11.19%
Abivax SA ADR*	5,690	767,325
Alnylam Pharmaceuticals, Inc.*	3,600	1,431,540
Argenx SE ADR*	1,667	1,401,864
Cogent Biosciences, Inc.*	15,402	547,079
Insmed, Inc.*	6,098	1,061,296
Madrigal Pharmaceuticals, Inc.*	1,975	1,150,121
Natera, Inc.*	9,685	2,218,737
Total		8,577,962

Broadline Retail 2.84%
Coupang, Inc.*	23,380	551,534
MercadoLibre, Inc. (Uruguay)*(b)	442	890,303
Sea Ltd. ADR*	5,732	731,231
Total		2,173,068

Building Products 0.72%
Modine Manufacturing Co.*	4,139	552,598

Capital Markets 7.05%
Coinbase Global, Inc. Class A*	2,418	546,806
Evercore, Inc. Class A	2,423	824,426
Interactive Brokers Group, Inc. Class A	13,967	898,218
Investments	Shares	Fair Value
Capital Markets (continued)
Nasdaq, Inc.	6,009	$583,654
Piper Sandler Cos.	2,030	689,611
Raymond James Financial, Inc.	4,522	726,188
Robinhood Markets, Inc. Class A*	10,029	1,134,280
Total		5,403,183

Communications Equipment 0.66%
Calix, Inc.*	9,553	505,640

Construction & Engineering 8.87%
API Group Corp.*	17,345	663,620
Comfort Systems USA, Inc.	2,398	2,238,029
EMCOR Group, Inc.	2,405	1,471,355
MasTec, Inc.*	4,124	896,434
Quanta Services, Inc.	3,622	1,528,701
Total		6,798,139

Electrical Equipment 3.90%
Nextpower, Inc. Class A*	5,506	479,628
Vertiv Holdings Co. Class A	15,505	2,511,965
Total		2,991,593

Electronic Equipment, Instruments & Components 0.94%
Fabrinet (Thailand)*(b)	1,580	719,343

Entertainment 5.82%
Liberty Media Corp.-Liberty Formula One Class A*	6,519	582,668
Live Nation Entertainment, Inc.*	4,357	620,873
ROBLOX Corp. Class A*	8,590	696,048
Spotify Technology SA (Sweden)*(b)	1,182	686,399
Take-Two Interactive Software, Inc.*	3,345	856,420
TKO Group Holdings, Inc.	4,877	1,019,293
Total		4,461,701

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2025

Investments	Shares	Fair Value
Financial Services 2.32%
Affirm Holdings, Inc.*	15,943	$1,186,638
Toast, Inc. Class A*	16,741	594,473
Total		1,781,111

Health Care Equipment & Supplies 3.92%
IDEXX Laboratories, Inc.*	2,737	1,851,662
Insulet Corp.*	4,053	1,152,025
Total		3,003,687

Health Care Providers & Services 1.80%
Guardant Health, Inc.*	13,503	1,379,197

Hotels, Restaurants & Leisure 4.09%
DoorDash, Inc. Class A*	3,450	781,356
Planet Fitness, Inc. Class A*	6,092	660,799
Royal Caribbean Cruises Ltd.	3,091	862,142
Viking Holdings Ltd.*	11,622	829,927
Total		3,134,224

Information Technology Services 5.60%
Cloudflare, Inc. Class A*	12,295	2,423,959
MongoDB, Inc.*	1,805	757,541
Snowflake, Inc.*	5,072	1,112,594
Total		4,294,094

Interactive Media & Services 2.57%
Reddit, Inc. Class A*	8,560	1,967,687

Machinery 2.04%
Crane Co.	3,983	734,585
RBC Bearings, Inc.*	1,850	829,595
Total		1,564,180

Pharmaceuticals 0.80%
Terns Pharmaceuticals, Inc.*	15,201	614,120

Semiconductors & Semiconductor Equipment 7.16%
Astera Labs, Inc.*	10,201	1,697,038
Credo Technology Group Holding Ltd.*	8,426	1,212,417
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	1,055	$956,210
Nova Ltd. (Israel)*(b)	3,264	1,071,865
Rambus, Inc.*	6,012	552,443
Total		5,489,973

Software 9.14%
AppLovin Corp. Class A*	2,173	1,464,211
Datadog, Inc. Class A*	10,595	1,440,814
Figma, Inc. Class A*	8,388	313,460
Guidewire Software, Inc.*	6,101	1,226,362
Netskope, Inc. Class A*	18,836	330,383
Palantir Technologies, Inc. Class A*	4,370	776,768
Samsara, Inc. Class A*	13,728	486,658
ServiceTitan, Inc. Class A*	3,674	391,281
Unity Software, Inc.*	13,044	576,153
Total		7,006,090

Specialty Retail 4.12%
Carvana Co.*	6,045	2,551,111
Ross Stores, Inc.	3,358	604,910
Total		3,156,021

Technology Hardware, Storage & Peripherals 0.65%
Pure Storage, Inc. Class A*	7,384	494,802

Textiles, Apparel & Luxury Goods 0.71%
Amer Sports, Inc. (Finland)*(b)	14,578	544,488

Trading Companies & Distributors 1.89%
FTAI Aviation Ltd.	7,372	1,451,178
Total Common Stocks (cost $64,015,964)		75,224,719

2	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.03%

REPURCHASE AGREEMENTS 2.10%
Repurchase Agreement dated 12/31/2025, 3.250% due 1/2/2026 with Fixed Income Clearing Corp. collateralized by $1,612,000 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $1,643,102; proceeds: $1,611,108 (cost $1,610,817)	$1,610,817	$1,610,817

TIME DEPOSITS 0.09%
CitiBank N.A.(c) (cost $70,986)	70,986	70,986
Investments	Shares	Fair Value
MONEY MARKET FUNDS 0.84%
Fidelity Government Portfolio(c) (cost $638,877)	638,877	$638,877
Total Short-Term Investments (cost $2,320,680)		2,320,680
Total Investments in Securities 101.18% (cost $66,336,644)		77,545,399
Other Assets and Liabilities - Net (1.18)%		(903,019)
Net Assets 100.00%		$76,642,380

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$75,224,719	$–	$–	$75,224,719
Short-Term Investments
Repurchase Agreements	–	1,610,817	–	1,610,817
Time Deposits	–	70,986	–	70,986
Money Market Funds	638,877	–	–	638,877
Total	$75,863,596	$1,681,803	$–	$77,545,399

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities

December 31, 2025

ASSETS:
Investments in securities, at cost	$66,336,644
Investments in securities, at fair value including $674,554 of securities loaned	$77,545,399
Receivables:
Interest and dividends	4,883
Prepaid expenses	3,848
Total assets	77,554,130

LIABILITIES:
Payables:
Collateral due to broker for securities lending	709,863
Transfer agent fees	70,489
Management fee	42,588
Capital shares reacquired	24,891
Directors’ fees	15,073
Fund administration	2,621
Accrued expenses	46,225
Total liabilities	911,750
Commitments and contingent liabilities	–
NET ASSETS	$76,642,380
COMPOSITION OF NET ASSETS:
Paid-in capital	$63,683,336
Total distributable earnings/(loss)	12,959,044
Net Assets	$76,642,380
Outstanding shares (110 million shares of common stock authorized, $.001 par value)	6,899,769
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$11.11

4	See Notes to Financial Statements.

Statement of Operations

For the Year Ended December 31, 2025

Investment income:
Dividends	$167,920
Securities lending net income	1,707
Interest and other	51,089
Total investment income	220,716
Expenses:
Management fee	498,524
Non-12b-1 service fees	191,730
Shareholder servicing	76,800
Professional	43,770
Fund administration	30,678
Custody	11,521
Reports to shareholders	9,332
Directors’ fees	3,345
Other	15,173
Gross expenses	880,873
Fees waived and expenses reimbursed (See Note 3)	(11,521)
Net expenses	869,352
Net investment loss	(648,636)
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	17,800,018
Net change in unrealized appreciation/(depreciation) on investments	(10,531,177)
Net realized and unrealized gain/(loss)	7,268,841
Net Increase in Net Assets Resulting From Operations	$6,620,205

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Operations:
Net investment loss	$(648,636)	$(713,386)
Net realized gain/(loss)	17,800,018	8,961,546
Net change in unrealized appreciation/(depreciation)	(10,531,177)	14,532,378
Net increase in net assets resulting from operations	6,620,205	22,780,538
Distributions to shareholders:	(12,208,735)	–
Capital share transactions (See Note 12):
Net proceeds from sales of shares	32,973,032	12,146,976
Reinvestment of distributions	12,208,735	–
Cost of shares reacquired	(48,334,786)	(29,250,121)
Net decrease in net assets resulting from capital share transactions	(3,153,019)	(17,103,145)
Net increase (decrease) in net assets	(8,741,549)	5,677,393
NET ASSETS:
Beginning of year	$85,383,929	$79,706,536
End of year	$76,642,380	$85,383,929

6	See Notes to Financial Statements.

This page is intentionally left blank.

7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
12/31/2025	$11.66	$(0.11)	$1.65	$1.54	$(2.09)	$11.11
12/31/2024	8.92	(0.09)	2.83	2.74	–	11.66
12/31/2023	8.06	(0.07)	0.93	0.86	–	8.92
12/31/2022	13.69	(0.06)	(4.24)	(4.30)	(1.33)	8.06
12/31/2021	16.44	(0.14)	1.18	1.04	(3.79)	13.69

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

8	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)
12.94	1.13	1.15	(0.85)	$76,642	135
30.61	1.12	1.13	(0.84)	85,384	115
10.67	1.16	1.16	(0.80)	79,707	214
(32.53)	1.25	1.26	(0.61)	49,206	121
6.46	1.20	1.26	(0.85)	93,787	58

See Notes to Financial Statements.	9

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of December 31, 2025. This report covers Growth Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

10

Notes to Financial Statements (continued)

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

11

Notes to Financial Statements (continued)

A summary of inputs used in valuing the Fund’s investments as of December 31, 2025 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and

12

Notes to Financial Statements (continued)

simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Fund’s participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Fund.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.65%
Next $3 billion	.63%
Next $1 billion	.60%
Over $5 billion	.58%

For the fiscal year ended December 31, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .65% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived $11,521 of certain fees and expenses during the fiscal year ended December 31, 2025.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

13

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Growth Opportunities Portfolio	$ –	$12,208,735	$ –	$12,208,735

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Growth Opportunities Portfolio	$ –	$ –	$ –	$ –

As of December 31, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Series Fund-Growth Opportunities Portfolio	$ –	$2,028,017	$ –	$10,946,100	$(15,073)	$12,959,044

As of December 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Growth Opportunities Portfolio	$66,599,299	$14,268,328	$(3,322,228)	$10,946,100

14

Notes to Financial Statements (continued)

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions and net operating loss.

Fund	Total Distributable Earnings/(Loss)	Paid-in Capital
Series Fund-Growth Opportunities Portfolio	$709,330	$(709,330)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2025 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$ –	$102,199,337	$ –	$117,209,128

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2025, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the

15

Notes to Financial Statements (continued)

Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended December 31, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

16

Notes to Financial Statements (continued)

As of December 31, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Growth Opportunities Portfolio	$674,554	$709,863

(1)	Statement of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

17

Notes to Financial Statements (concluded)

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Shares sold	2,836,136	1,263,507
Reinvestment of distributions	1,074,713	–
Shares reacquired	(4,336,710)	(2,870,099)
Decrease	(425,861)	(1,606,592)

18

Report of Independent Registered Public Accounting Firm

To the shareholders of Growth Opportunities Portfolio and the Board of Directors of Lord Abbett Series Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Growth Opportunities Portfolio (the “Fund”), one of the funds constituting Lord Abbett Series Fund, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 17, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

19

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

Of the distributions paid to the shareholders during the most recently ended fiscal year, the following amount represents long-term capital gains:

Fund Name	Long-Term Capital Gains
Series Fund-Growth Opportunities Portfolio	$12,208,735

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc.
	Growth Opportunities Portfolio	LASFGO-2 (02/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Mid Cap Stock Portfolio

For the fiscal year ended December 31, 2025

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Report of Independent Registered Public Accounting Firm (Item 7)

20	Changes in and Disagreements with Accountants (Item 8)

20	Proxy Disclosures (Item 9)

20	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.70%

COMMON STOCKS 99.70%

Banks 1.99%
East West Bancorp, Inc.	42,770	$4,806,920

Beverages 3.61%
Carlsberg AS Class B(a)	38,616	5,054,194
Coca-Cola Consolidated, Inc.	23,890	3,662,337
Total		8,716,531

Biotechnology 2.54%
United Therapeutics Corp.*	12,579	6,129,118

Building Products 3.59%
Allegion PLC (Ireland)(b)	33,016	5,256,807
Builders FirstSource, Inc.*	33,200	3,415,948
Total		8,672,755

Capital Markets 4.62%
Nasdaq, Inc.	27,586	2,679,428
SEI Investments Co.	54,592	4,477,636
TPG, Inc.	62,373	3,981,892
Total		11,138,956

Construction & Engineering 1.61%
AECOM	40,800	3,889,464

Construction Materials 2.05%
CRH PLC (Ireland)(b)	39,667	4,950,442

Consumer Staples Distribution & Retail 2.15%
BJ’s Wholesale Club Holdings, Inc.*	32,639	2,938,489
Maplebear, Inc.*	49,790	2,239,554
Total		5,178,043

Electric: Utilities 5.75%
Entergy Corp.	56,050	5,180,702
FirstEnergy Corp.	93,865	4,202,336
IDACORP, Inc.	35,490	4,491,614
Total		13,874,652
Investments	Shares	Fair Value
Electronic Equipment, Instruments & Components 7.83%
Belden, Inc.	31,226	$3,639,390
Crane NXT Co.	31,917	1,502,333
Keysight Technologies, Inc.*	24,971	5,073,857
Littelfuse, Inc.	9,580	2,422,974
TD SYNNEX Corp.	22,912	3,442,070
Teledyne Technologies, Inc.*	5,500	2,809,015
Total		18,889,639

Ground Transportation 1.80%
Landstar System, Inc.	30,280	4,351,236

Health Care Providers & Services 3.58%
Cencora, Inc.	12,418	4,194,180
Labcorp Holdings, Inc.	17,705	4,441,830
Total		8,636,010

Hotels, Restaurants & Leisure 2.50%
Expedia Group, Inc.	12,790	3,623,535
Yum! Brands, Inc.	15,940	2,411,403
Total		6,034,938

Insurance 13.89%
American Financial Group, Inc.	35,853	4,900,388
Aon PLC Class A (United Kingdom)(b)	13,684	4,828,810
Arch Capital Group Ltd.*	60,947	5,846,036
Arthur J Gallagher & Co.	7,876	2,038,230
Assurant, Inc.	20,450	4,925,382
Kemper Corp.	68,211	2,765,274
RenaissanceRe Holdings Ltd.	9,611	2,702,229
White Mountains Insurance Group Ltd.	2,656	5,519,248
Total		33,525,597

Life Sciences Tools & Services 3.44%
Agilent Technologies, Inc.	26,614	3,621,367
IQVIA Holdings, Inc.*	20,759	4,679,286
Total		8,300,653

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2025

Investments	Shares	Fair Value
Machinery 6.28%
AGCO Corp.	37,170	$3,877,574
Lincoln Electric Holdings, Inc.	13,190	3,160,852
Middleby Corp.*	26,286	3,907,940
Parker-Hannifin Corp.	4,796	4,215,492
Total		15,161,858

Media 1.07%
Nexstar Media Group, Inc.	12,690	2,576,704

Metals & Mining 1.95%
Steel Dynamics, Inc.	27,733	4,699,357

Multi-Utilities 1.84%
CMS Energy Corp.	63,520	4,441,954

Oil, Gas & Consumable Fuels 5.18%
Expand Energy Corp.	40,673	4,488,672
Permian Resources Corp.	322,746	4,528,126
Williams Cos., Inc.	57,950	3,483,375
Total		12,500,173

Pharmaceuticals 2.35%
Teva Pharmaceutical Industries Ltd. ADR*	181,689	5,670,514

Professional Services 3.64%
CACI International, Inc. Class A*	8,247	4,394,084
Genpact Ltd.	93,830	4,389,367
Total		8,783,451

Real Estate Management & Development 1.57%
CBRE Group, Inc. Class A*	23,610	3,796,252

Retail REITS 1.38%
Kimco Realty Corp.	163,839	3,321,017

Semiconductors & Semiconductor Equipment 3.11%
Silicon Motion Technology Corp. ADR	80,957	7,504,714
Investments	Shares	Fair Value
Software 1.29%
Docusign, Inc.*	45,540	$3,114,936

Specialty Retail 4.97%
AutoZone, Inc.*	714	2,421,531
Dick’s Sporting Goods, Inc.	26,360	5,218,489
Ross Stores, Inc.	24,120	4,344,977
Total		11,984,997

Technology Hardware, Storage & Peripherals 1.71%
NetApp, Inc.	38,476	4,120,395

Trading Companies & Distributors 2.41%
AerCap Holdings NV (Ireland)(b)	40,393	5,806,898
Total Common Stocks (cost $193,973,837)		240,578,174

	Principal Amount

SHORT-TERM INVESTMENTS 0.54%

REPURCHASE AGREEMENTS 0.54%
Repurchase Agreement dated 12/31/2025, 3.250% due 1/2/2026 with Fixed Income Clearing Corp. collateralized by $1,310,700 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $1,322,204; proceeds: $1,296,391 (cost $1,296,157)	$1,296,157	1,296,157
Total Investments in Securities 100.24% (cost $195,269,994)		241,874,331
Other Assets and Liabilities – Net (0.24)%		(571,160)
Net Assets 100.00%		$241,303,171

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

2	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$3,662,337	$5,054,194	$–	$8,716,531
Remaining Industries	231,861,643	–	–	231,861,643
Short-Term Investments
Repurchase Agreements	–	1,296,157	–	1,296,157
Total	$235,523,980	$6,350,351	$–	$241,874,331

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities

December 31, 2025

ASSETS:
Investments in securities, at cost	$195,269,994
Investments in securities, at fair value	$241,874,331
Cash	3
Foreign cash, at value (cost $2)	2
Receivables:
Capital shares sold	166,437
Interest and dividends	109,523
Prepaid expenses	3,353
Total assets	242,153,649
LIABILITIES:
Payables:
Transfer agent fees	541,529
Management fee	151,442
Directors’ fees	54,545
Capital shares reacquired	28,721
Fund administration	8,274
Accrued expenses	65,967
Total liabilities	850,478
Commitments and contingent liabilities	–
Net Assets	$241,303,171
COMPOSITION OF NET ASSETS:
Paid-in capital	$191,733,557
Total distributable earnings/(loss)	49,569,614
Net Assets	$241,303,171
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	9,263,307
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$26.05

4	See Notes to Financial Statements.

Statement of Operations

For the Year Ended December 31, 2025

Investment income:
Dividends (net of foreign withholding taxes of $19,043)	$3,592,856
Interest and other	100,404
Total investment income	3,693,260
Expenses:
Management fee	1,755,901
Non-12b-1 service fees	598,306
Shareholder servicing	167,838
Fund administration	95,748
Professional	49,878
Custody	14,256
Directors’ fees	10,327
Reports to shareholders	9,494
Other	41,431
Gross expenses	2,743,179
Fees waived and expenses reimbursed (See Note 3)	(14,256)
Net expenses	2,728,923
Net investment income	964,337
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	12,439,655
Net realized gain/(loss) on foreign currency related transactions	(1,692)
Net change in unrealized appreciation/(depreciation) on investments	2,606,066
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	6,787
Net realized and unrealized gain/(loss)	15,050,816
Net Increase in Net Assets Resulting From Operations	$16,015,153

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Operations:
Net investment income	$964,337	$1,626,383
Net realized gain/(loss)	12,437,963	34,214,947
Net change in unrealized appreciation/(depreciation)	2,612,853	(187,550)
Net increase in net assets resulting from operations	16,015,153	35,653,780
Distributions to shareholders:	(19,817,960)	(26,992,776)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	11,562,431	8,085,418
Reinvestment of distributions	19,817,960	26,992,776
Cost of shares reacquired	(38,208,128)	(39,057,562)
Net decrease in net assets resulting from capital share transactions	(6,827,737)	(3,979,368)
Net increase (decrease) in net assets	(10,630,544)	4,681,636
NET ASSETS:
Beginning of year	$251,933,715	$247,252,079
End of year	$241,303,171	$251,933,715

6	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
12/31/2025	$26.45	$0.11	$1.72	$1.83	$(0.09)	$(2.14)	$(2.23)
12/31/2024	25.79	0.18	3.63	3.81	(0.13)	(3.02)	(3.15)
12/31/2023	23.09	0.16	3.38	3.54	(0.12)	(0.72)	(0.84)
12/31/2022	28.02	0.24	(3.39)	(3.15)	(0.21)	(1.57)	(1.78)
12/31/2021	24.09	0.17	6.67	6.84	(0.17)	(2.74)	(2.91)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

8	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)
$26.05	7.05	1.14	1.15	0.40	$241,303	45
26.45	14.90	1.14	1.14	0.63	251,934	52
25.79	15.42	1.15	1.15	0.65	247,252	44
23.09	(11.21)	1.15	1.16	0.94	232,935	36
28.02	28.70	1.13	1.14	0.59	294,089	60

See Notes to Financial Statements.	9

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of December 31, 2025. This report covers Mid Cap Stock Portfolio (the “Fund”).

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation—Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf

Notes to Financial Statements (continued)

of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements—Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level

Notes to Financial Statements (continued)

of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of December 31, 2025 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses—Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes—It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

Notes to Financial Statements (continued)

(e)	Investment Income—Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

(f)	Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Fund’s participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Fund.

(g)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the fiscal year ended December 31, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .73% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived $14,256 of certain fees and expenses during the fiscal year ended December 31, 2025.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the

Notes to Financial Statements (continued)

insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Mid Cap Stock Portfolio	$905,355	$18,912,605	$ –	$19,817,960

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Mid Cap Stock Portfolio	$1,965,894	$25,026,882	$ –	$26,992,776

As of December 31, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Series Fund-Mid Cap Stock Portfolio	$ –	$2,924,048	$ –	$46,700,111	$(54,545)	$49,569,614

Notes to Financial Statements (continued)

As of December 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Mid Cap Stock Portfolio	$195,178,161	$51,147,496	$(4,451,326)	$46,696,170

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2025 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$ –	$107,107,945	$ –	$130,957,541

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2025, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or

Notes to Financial Statements (continued)

$1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended December 31, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the

Notes to Financial Statements (continued)

collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2025, the Fund did not have any securities on loan.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Fund invests in real estate investment trusts (“REITS”), it may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which it invests. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19

Notes to Financial Statements (concluded)

pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Shares sold	441,827	289,518
Reinvestment of distributions	758,170	1,027,220
Shares reacquired	(1,460,300)	(1,379,603)
Decrease	(260,303)	(62,865)

Report of Independent Registered Public Accounting Firm

To the shareholders of Mid Cap Stock Portfolio and the Board of Directors of Lord Abbett Series Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mid Cap Stock Portfolio (the “Fund”), one of the funds constituting Lord Abbett Series Fund, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 17, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Series Fund-Mid Cap Stock Portfolio	100%	0%

Of the distributions paid to the shareholders during the most recently ended fiscal year, the following amount represents long-term capital gains:

Fund Name	Long-Term Capital Gains
Series Fund-Mid Cap Stock Portfolio	$18,912,605

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Mid Cap Stock Portfolio	LASFMCV-2 (02/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Series Fund—Short Duration Income Portfolio

For the fiscal year ended December 31, 2025

1	Schedule of Investments (Item 7)

38	Statement of Assets and Liabilities (Item 7)

39	Statement of Operations (Item 7)

40	Statements of Changes in Net Assets (Item 7)

42	Financial Highlights (Item 7)

44	Notes to Financial Statements (Item 7)

60	Report of Independent Registered Public Accounting Firm (Item 7)

61	Changes in and Disagreements with Accountants (Item 8)

61	Proxy Disclosures (Item 9)

61	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.62%

ASSET-BACKED SECURITIES 22.08%

Automobiles 7.55%
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	$100,000	$101,605
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%		2/20/2027	86,667	86,495
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†	4.974% (30 day USD SOFR Average + 1.10%	)#	12/26/2031	98,365	98,669
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	385,000	389,753
CarMax Auto Owner Trust Series 2023-4 Class B	6.39%		5/15/2029	400,000	415,166
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	130,000	131,817
CarMax Auto Owner Trust Series 2024-2 Class A4	5.51%		11/15/2029	70,000	71,983
CarMax Select Receivables Trust Series 2025-B Class A3	4.12%		3/15/2030	325,000	325,990
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	2,946	2,918
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	85,281	85,502
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%		7/25/2029	165,000	166,983
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%		10/15/2030	785,000	797,958
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%		10/15/2030	240,000	244,627
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%		8/15/2028	231,803	233,441
Credit Acceptance Auto Loan Trust Series 2024-2A Class A†	5.95%		6/15/2034	100,000	101,803
Drive Auto Receivables Trust Series 2025-1 Class A2	4.87%		8/15/2028	65,812	65,928
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	225,000	228,421
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%		9/15/2028	226,618	227,460
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%		9/16/2030	40,000	40,910
Exeter Automobile Receivables Trust Series 2025-2A Class D	5.89%		7/15/2031	95,000	97,356
Exeter Automobile Receivables Trust Series 2025-4A Class A3	4.39%		9/17/2029	580,000	582,742

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	$310,000	$311,945
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	394,614	398,563
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	268,206	272,802
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%	10/20/2032	138,965	140,522
LAD Auto Receivables Trust Series 2023-3A Class C†	6.43%	12/15/2028	385,000	392,670
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%	8/15/2028	171,483	172,503
LAD Auto Receivables Trust Series 2024-3A Class A2†	4.64%	11/15/2027	26,938	26,955
M&T Bank Auto Receivables Trust Series 2024-1A Class A3†	5.22%	2/17/2032	317,399	320,978
M&T Bank Auto Receivables Trust Series 2025-1A Class A3†	4.73%	6/17/2030	100,000	101,413
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	310,000	315,231
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	271,642	273,437
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	52,915	53,369
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	294,902	296,611
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	141,127	141,399
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%	5/15/2030	464,930	468,047
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%	11/15/2030	125,000	127,370
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%	11/15/2028	118,744	119,164
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%	6/17/2030	220,000	224,890
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	110,000	111,368
Santander Drive Auto Receivables Trust Series 2025-1 Class B	4.88%	3/17/2031	100,000	100,837
Santander Drive Auto Receivables Trust Series 2025-4 Class A3	4.17%	4/15/2030	180,000	180,778
SCCU Auto Receivables Trust Series 2025-1A Class A4†	4.68%	9/15/2031	235,000	238,809

2	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%		10/20/2028	$101,667	$102,338
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3†	4.95%		5/21/2029	74,003	74,474
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3†	5.33%		11/20/2029	256,294	259,139
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%		6/20/2030	120,000	120,842
Western Funding Auto Loan Trust Series 2025-1 Class A†	4.75%		7/16/2035	340,000	343,080
Westlake Automobile Receivables Trust Series 2023-1A Class D†	6.79%		11/15/2028	185,000	189,282
Westlake Automobile Receivables Trust Series 2023-3A Class C†	6.02%		9/15/2028	220,000	222,383
Westlake Automobile Receivables Trust Series 2024-1A Class B†	5.55%		11/15/2027	310,000	311,358
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%		4/15/2030	140,000	143,051
Westlake Automobile Receivables Trust Series 2024-3A Class A3†	4.71%		4/17/2028	95,000	95,320
Westlake Automobile Receivables Trust Series 2025-2A Class B†	4.63%		1/15/2031	500,000	503,071
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%		2/15/2028	210,000	210,329
Total					11,861,855

Other 14.42%
ACREC Ltd. Series 2021-FL1 Class A†	4.999% (1 mo. USD Term SOFR + 1.26%	)#	10/16/2036	54,989	54,947
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	215,000	215,345
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	100,000	100,159
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	145,000	146,508
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	215,000	215,891
AGL CLO 1 Ltd. Series 2019-1A Class ARR†	5.084% (3 mo. USD Term SOFR + 1.20%	)#	10/20/2034	610,000	610,818
Allegany Park CLO Ltd. Series 2019-1A Class ARR†	4.984% (3 mo. USD Term SOFR + 1.10%	)#	1/20/2035	310,000	310,078
Annisa CLO Ltd. Series 2016-2A Class BRR†	5.384% (3 mo. USD Term SOFR + 1.50%	)#	7/20/2031	390,000	390,287

See Notes to Financial Statements.	3

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Apidos CLO XXX Ltd. Series XXXA Class BR†	5.734% (3 mo. USD Term SOFR + 1.85%	)#	10/18/2031	$270,000	$270,281
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A†	5.088% (1 mo. USD Term SOFR + 1.35%	)#	1/20/2043	100,000	99,934
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.434% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	52,513	52,522
ARES LX CLO Ltd. Series 2021-60A Class AR†	5.064% (3 mo. USD Term SOFR + 1.18%	)#	7/18/2034	275,000	275,095
ARES LXV CLO Ltd. Series 2022-65A Class A1R†	4.978% (3 mo. USD Term SOFR + 1.12%	)#	7/25/2034	500,000	500,202
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	4.90% (3 mo. USD Term SOFR + 1.03%	)#	10/21/2034	350,000	349,615
Bain Capital Credit CLO Ltd. Series 2020-5A Class ARR†	5.034% (3 mo. USD Term SOFR + 1.15%	)#	4/20/2034	280,000	280,335
Bain Capital Credit CLO Ltd. Series 2022-3A Class A1R†	5.042% (3 mo. USD Term SOFR + 1.16%	)#	7/17/2035	530,000	530,158
Barings CLO Ltd. Series 2021-3A Class AR†	5.014% (3 mo. USD Term SOFR + 1.13%	)#	1/18/2035	250,000	250,250
Battalion CLO XI Ltd. Series 2017-11A Class AR2†	4.995% (3 mo. USD Term SOFR + 1.13%	)#	4/24/2034	250,000	249,930
BDS LLC Series 2025-FL15 Class A†	5.131% (1 mo. USD Term SOFR + 1.40%	)#	3/19/2043	150,000	150,229
BDS LLC Series 2025-FL16 Class A†	5.40% (1 mo. USD Term SOFR + 1.40%	)#	7/19/2043	170,000	170,213
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	5.107% (3 mo. USD Term SOFR + 1.25%	)#	11/22/2034	250,000	248,759
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.122% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	160,000	160,245
Buckhorn Park CLO Ltd. Series 2019-1A Class ARR†	4.954% (3 mo. USD Term SOFR + 1.07%	)#	7/18/2034	400,000	400,181
Canyon CLO Ltd. Series 2020-2A Class AR2†	4.935% (3 mo. USD Term SOFR + 1.03%	)#	10/15/2034	400,000	399,932
Carlyle Global Market Strategies CLO Ltd. Series 2015-5A Class A2R4†	5.084% (3 mo. USD Term SOFR + 1.20%	)#	1/20/2032	490,000	490,181

4	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class A1R3†	4.974% (3 mo. USD Term SOFR + 1.09%	)#	4/20/2034	$250,000	$250,117
Carlyle U.S. CLO Ltd. Series 2021-9A Class AR†	4.994% (3 mo. USD Term SOFR + 1.11%	)#	10/20/2034	270,000	270,082
Cathedral Lake VI Ltd. Series 2021-6A Class ANR†	5.058% (3 mo. USD Term SOFR + 1.20%	)#	4/25/2034	250,000	249,823
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	4.852% (3 mo. USD Term SOFR + 1.06%	)#	5/29/2032	175,767	176,047
Clover CLO LLC Series 2021-3A Class AR†	4.928% (3 mo. USD Term SOFR + 1.07%	)#	1/25/2035	250,000	250,134
Columbia Cent CLO 30 Ltd. Series 2020-30A Class A1R2†	4.654% (3 mo. USD Term SOFR + 1.05%	)#	1/20/2034	250,000	250,151
Columbia Cent CLO 32 Ltd. Series 2022-32A Class A1R2†	4.985% (3 mo. USD Term SOFR + 1.12%	)#	7/24/2034	300,000	300,165
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.179% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034	560,000	560,869
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	4.954% (3 mo. USD Term SOFR + 1.07%	)#	4/20/2034	680,000	679,777
Dryden 86 CLO Ltd. Series 2020-86A Class A1R2†	5.012% (3 mo. USD Term SOFR + 1.13%	)#	7/17/2034	410,000	410,604
Dryden 95 CLO Ltd. Series 2021-95A Class AR†	4.929% (3 mo. USD Term SOFR + 1.04%	)#	8/20/2034	440,000	439,906
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.116% (1 mo. USD Term SOFR + 1.39%	)#	8/19/2042	100,000	99,989
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	4.885% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	13,425	13,417
HPEFS Equipment Trust Series 2023-2A Class D†	6.97%		7/21/2031	235,000	237,501
HPEFS Equipment Trust Series 2025-1A Class A3†	4.43%		9/20/2032	185,000	186,443
KKR CLO 15 Ltd. Series 15 Class BR2†	5.434% (3 mo. USD Term SOFR + 1.55%	)#	1/18/2032	260,000	260,259
KKR CLO 23 Ltd. Series 23 Class BR†	5.434% (3 mo. USD Term SOFR + 1.55%	)#	10/20/2031	400,000	400,416
KKR CLO 24 Ltd. Series 24 Class A1R†	5.226% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2032	131,077	131,167
KKR CLO 40 Ltd. Series 40A Class AR†	5.184% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	590,000	590,238

See Notes to Financial Statements.	5

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
LCM 34 Ltd. Series 34A Class A1R†	5.064% (3 mo. USD Term SOFR + 1.18%	)#	10/20/2034	$430,000	$430,374
LCM 35 Ltd. Series 35A Class A1R†	4.985% (3 mo. USD Term SOFR + 1.08%	)#	10/15/2034	250,000	250,068
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	260,000	251,863
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.493% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	75,163	75,085
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.121% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	160,000	160,129
M&T Equipment Notes Series 2024-1A Class A4†	4.94%		8/18/2031	300,000	306,421
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	5.138% (3 mo. USD Term SOFR + 1.28%	)#	7/27/2034	390,000	390,004
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	295,000	290,507
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	305,000	297,288
MF1 LLC Series 2022-FL9 Class A†	5.881% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	82,734	82,783
MF1 Ltd. Series 2021-FL7 Class A†	4.929% (1 mo. USD Term SOFR + 1.19%	)#	10/16/2036	29,488	29,474
Navesink CLO 4 Ltd. Series 2025-4A Class A1†	5.198% (3 mo. USD Term SOFR + 1.28%	)#	10/15/2037	250,000	250,047
Ocean Trails CLO XI Series 2021-11A Class AR†	4.914% (3 mo. USD Term SOFR + 1.03%	)#	7/20/2034	440,000	439,261
Octagon Investment Partners 41 Ltd. Series 2019-2A Class A1R2†	4.995% (3 mo. USD Term SOFR + 1.09%	)#	10/15/2033	250,000	250,064
Octagon Investment Partners 44 Ltd. Series 2019-1A Class AR2†	5.055% (3 mo. USD Term SOFR + 1.15%	)#	10/15/2034	250,000	250,063
Octagon Investment Partners 45 Ltd. Series 2019-1A Class A1RR†	5.055% (3 mo. USD Term SOFR + 1.15%	)#	4/15/2035	260,000	260,166
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	140,000	136,317
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	62,149	62,379
OneMain Financial Issuance Trust Series 2023-1A Class A†	5.50%		6/14/2038	440,000	454,941
Parallel Ltd. Series 2023-1A Class A1R†	5.274% (3 mo. USD Term SOFR + 1.39%	)#	7/20/2036	350,000	350,837

6	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
PFP Ltd. Series 2025-12 Class A†	5.224% (1 mo. USD Term SOFR + 1.49%	)#	12/18/2042	$260,000	$260,798
Post CLO Ltd. Series 2021-1A Class BR†	5.505% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2034	300,000	300,238
Romark CLO Ltd. Series 2017-1A Class A1R†	5.151% (3 mo. USD Term SOFR + 1.29%	)#	10/23/2030	7,038	7,040
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class A1R†	5.344% (3 mo. USD Term SOFR + 1.39%	)#	10/20/2037	400,000	400,287
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	140,000	142,798
SCF Equipment Leasing LLC Series 2025-2A Class A3†	4.33%		6/20/2036	205,000	205,966
SCF Equipment Trust LLC Series 2025-1A Class A3†	5.11%		11/21/2033	305,000	311,708
Signal Peak CLO 4 Ltd. Series 2017-4A Class AR2†	4.978% (3 mo. USD Term SOFR + 1.12%	)#	10/26/2034	380,000	379,744
Trinitas CLO XII Ltd. Series 2020-12A Class A1R2†	4.908% (3 mo. USD Term SOFR + 1.05%	)#	4/25/2033	214,154	214,384
Trinitas CLO XVI Ltd. Series 2021-16A Class A1R†	5.014% (3 mo. USD Term SOFR + 1.13%	)#	7/20/2034	270,000	270,085
Trysail CLO Ltd. Series 2021-1A Class A1R†	5.273% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2036	330,000	330,065
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	161,478	162,338
Venture 28A CLO Ltd. Series 2017-28AA Class A1RR†	4.994% (3 mo. USD Term SOFR + 1.11%	)#	10/20/2034	400,000	399,843
Venture 45 CLO Ltd. Series 2022-45A Class A1R†	5.154% (3 mo. USD Term SOFR + 1.27%	)#	7/20/2035	250,000	250,149
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	345,000	351,837
Verizon Master Trust Series 2024-7 Class A†	4.35%		8/20/2032	100,000	101,003
Voya CLO Ltd. Series 2017-3A Class AAR2†	5.484% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2034	250,000	250,129
Wind River CLO Ltd. Series 2021-4A Class AR†	5.10% (3 mo. USD Term SOFR + 1.23%	)#	1/20/2035	300,000	300,007
Wind River CLO Ltd. Series 2022-1A Class AR†	5.234% (3 mo. USD Term SOFR + 1.35%	)#	7/20/2035	300,000	300,148
Total					22,635,838

See Notes to Financial Statements.	7

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Student Loan 0.11%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%	10/15/2069	$79,402	$72,880
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%	7/15/2070	67,440	61,858
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%	4/20/2062	36,271	34,336
Total				169,074
Total Asset-Backed Securities (cost $34,537,101)				34,666,767

CONVERTIBLE BONDS 0.13%

Commercial Services 0.08%
Block, Inc.	Zero Coupon	5/1/2026	133,000	131,012

Equity Real Estate 0.05%
Redfin Corp.	0.50%	4/1/2027	78,000	73,398
Total Convertible Bonds (cost $204,069)				204,410

CORPORATE BONDS 54.17%

Aerospace/Defense 1.11%
ATI, Inc.	7.25%	8/15/2030	117,000	123,677
Boeing Co.	2.196%	2/4/2026	297,000	296,447
Boeing Co.	2.25%	6/15/2026	105,000	104,097
Boeing Co.	2.70%	2/1/2027	97,000	95,630
Boeing Co.	3.20%	3/1/2029	38,000	36,855
Boeing Co.	3.25%	2/1/2028	82,000	80,669
Boeing Co.	5.04%	5/1/2027	46,000	46,491
Boeing Co.	5.15%	5/1/2030	67,000	68,866
Boeing Co.	6.259%	5/1/2027	231,000	237,112
Boeing Co.	6.298%	5/1/2029	183,000	194,308
Bombardier, Inc. (Canada)†(a)	6.00%	2/15/2028	5,000	5,018
Spirit AeroSystems, Inc.	3.85%	6/15/2026	217,000	216,377
TransDigm, Inc.†	6.75%	8/15/2028	237,000	241,471
Total				1,747,018

Agriculture 0.72%
Bunge Ltd. Finance Corp.	2.00%	4/21/2026	411,000	408,511
Imperial Brands Finance PLC (United Kingdom)†(a)	5.50%	2/1/2030	200,000	207,394
Imperial Brands Finance PLC (United Kingdom)†(a)	6.125%	7/27/2027	200,000	206,007
Japan Tobacco, Inc. (Japan)†(a)	5.25%	6/15/2030	300,000	311,427
Total				1,133,339

8	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.37%
Air Canada (Canada)†(a)	3.875%		8/15/2026	$178,000	$177,253
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.50%		4/20/2026	73,315	73,457
AS Mileage Plan IP Ltd. (Cayman Islands)†(a)	5.021%		10/20/2029	176,000	177,524
Southwest Airlines Co.	4.375%		11/15/2028	82,000	82,192
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	75,493	77,461
Total					587,887

Auto Manufacturers 2.69%
Ford Motor Credit Co. LLC	4.271%		1/9/2027	301,000	299,549
Ford Motor Credit Co. LLC	5.125%		11/5/2026	513,000	515,936
Ford Motor Credit Co. LLC	5.303%		9/6/2029	204,000	205,697
Ford Motor Credit Co. LLC	5.80%		3/8/2029	237,000	242,235
Ford Motor Credit Co. LLC	5.85%		5/17/2027	200,000	203,151
Ford Motor Credit Co. LLC	7.35%		11/4/2027	280,000	292,451
General Motors Financial Co., Inc.	4.20%		10/27/2028	55,000	55,091
General Motors Financial Co., Inc.	5.00%		7/15/2027	75,000	76,024
General Motors Financial Co., Inc.	5.284% (SOFR + 1.29%	)#	1/7/2030	74,000	74,349
General Motors Financial Co., Inc.	5.40%		4/6/2026	73,000	73,260
General Motors Financial Co., Inc.	5.40%		5/8/2027	13,000	13,217
General Motors Financial Co., Inc.	5.55%		7/15/2029	142,000	147,310
General Motors Financial Co., Inc.	5.65%		1/17/2029	209,000	216,738
Hyundai Capital America†	2.00%		6/15/2028	121,000	114,832
Hyundai Capital America†	4.30%		9/24/2027	138,000	138,487
Hyundai Capital America†	4.875%		6/23/2027	91,000	92,030
Hyundai Capital America†	4.90%		6/23/2028	128,000	130,035
Hyundai Capital America†	6.10%		9/21/2028	128,000	133,955
Hyundai Capital America†	6.50%		1/16/2029	31,000	32,851
Nissan Motor Acceptance Co. LLC†	1.85%		9/16/2026	35,000	34,256
Nissan Motor Acceptance Co. LLC†	2.00%		3/9/2026	70,000	69,719
Nissan Motor Acceptance Co. LLC†	6.95%		9/15/2026	254,000	257,630
Stellantis Finance U.S., Inc.†	5.35%		3/17/2028	200,000	203,969
Volkswagen Group of America Finance LLC†	4.90%		8/14/2026	200,000	200,855
Volkswagen Group of America Finance LLC†	4.95%		3/25/2027	200,000	201,763
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	200,000	202,144
Total					4,227,534

Auto Parts & Equipment 0.20%
ZF North America Capital, Inc.†	6.875%		4/14/2028	300,000	307,289

See Notes to Financial Statements.	9

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 6.04%
AIB Group PLC (Ireland)†(a)	6.608% (SOFR + 2.33%	)#	9/13/2029	$400,000	$424,904
Bank Negara Indonesia Persero Tbk. PT (Indonesia)(a)	3.75%		3/30/2026	200,000	198,997
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	600,000	590,640
Barclays PLC (United Kingdom)(a)	5.367% (SOFR + 1.23%	)#	2/25/2031	200,000	206,753
Barclays PLC (United Kingdom)(a)	6.496% (SOFR + 1.88%	)#	9/13/2027	200,000	203,156
Barclays PLC (United Kingdom)(a)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	200,000	211,450
BNP Paribas SA (France)†(a)	1.904% (SOFR + 1.61%	)#	9/30/2028	200,000	192,593
BNP Paribas SA (France)†(a)	5.283% (SOFR + 1.28%	)#	11/19/2030	200,000	205,940
BPCE SA (France)†(a)	4.875%		4/1/2026	200,000	200,201
Citigroup, Inc.	4.503% (SOFR + 1.17%	)#	9/11/2031	119,000	119,401
Citigroup, Inc.	4.786% (SOFR + .87%	)#	3/4/2029	209,000	212,022
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	231,000	237,098
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	250,000	251,942
Citizens Financial Group, Inc.	5.253% (SOFR + 1.26%	)#	3/5/2031	119,000	122,316
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	205,000	213,856
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%	)#	3/12/2031	265,000	269,427
First Horizon Corp.	5.514% (SOFR + 1.77%	)#	3/7/2031	104,000	107,593
Freedom Mortgage Corp.†	6.625%		1/15/2027	230,000	231,680
Goldman Sachs Group, Inc.	1.948% (SOFR + .91%	)#	10/21/2027	174,000	171,097
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%	)#	1/28/2031	53,000	54,773
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%	)#	4/23/2031	126,000	130,164
HSBC Holdings PLC (United Kingdom)(a)	4.899% (SOFR + 1.03%	)#	3/3/2029	200,000	202,951

10	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
HSBC Holdings PLC (United Kingdom)(a)	5.597% (SOFR + 1.06%	)#	5/17/2028	$200,000	$203,778
JPMorgan Chase & Co.	2.956% (3 mo. USD Term SOFR + 2.52%	)#	5/13/2031	97,000	91,536
JPMorgan Chase & Co.	5.012% (SOFR + 1.31%	)#	1/23/2030	41,000	42,043
JPMorgan Chase & Co.	5.14% (SOFR + 1.01%	)#	1/24/2031	83,000	85,804
M&T Bank Corp.	4.553% (SOFR + 1.78%	)#	8/16/2028	94,000	94,570
Macquarie Bank Ltd. (Australia)†(a)	3.624%		6/3/2030	200,000	191,453
Macquarie Group Ltd. (Australia)†(a)	3.763% (3 mo. USD Term SOFR + 1.63%	)#	11/28/2028	28,000	27,814
Morgan Stanley	4.356% (SOFR + 1.07%	)#	10/22/2031	91,000	90,721
Morgan Stanley	5.042% (SOFR + 1.22%	)#	7/19/2030	75,000	76,918
Morgan Stanley	5.123% (SOFR + 1.73%	)#	2/1/2029	76,000	77,591
Morgan Stanley	5.449% (SOFR + 1.63%	)#	7/20/2029	106,000	109,405
Morgan Stanley Private Bank NA	4.734% (SOFR + 1.08%	)#	7/18/2031	250,000	253,476
NatWest Group PLC (United Kingdom)(a)	5.847% (1 yr. CMT + 1.35%	)#	3/2/2027	200,000	200,547
PNC Financial Services Group, Inc.	4.899% (SOFR + 1.33%	)#	5/13/2031	56,000	57,330
Santander U.K. Group Holdings PLC (United Kingdom)(a)	2.469% (SOFR + 1.22%	)#	1/11/2028	200,000	196,647
Santander U.K. Group Holdings PLC (United Kingdom)(a)	6.534% (SOFR + 2.60%	)#	1/10/2029	400,000	418,040
Societe Generale SA (France)†(a)	5.25%		2/19/2027	222,000	224,596
Standard Chartered PLC (United Kingdom)†(a)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	200,000	204,140
Synchrony Bank	5.625%		8/23/2027	250,000	255,141
Truist Financial Corp.	1.267% (SOFR + .61%	)#	3/2/2027	90,000	89,558
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	69,000	71,448

See Notes to Financial Statements.	11

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Truist Financial Corp.	6.047% (SOFR + 2.05%	)#	6/8/2027	$71,000	$71,581
U.S. Bancorp	4.653% (SOFR + 1.23%	)#	2/1/2029	112,000	113,419
U.S. Bancorp	5.046% (SOFR + 1.06%	)#	2/12/2031	337,000	346,271
U.S. Bancorp	5.10% (SOFR + 1.25%	)#	7/23/2030	126,000	129,784
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	200,000	196,847
UBS Group AG (Switzerland)†(a)	5.428% (1 yr. CMT + 1.52%	)#	2/8/2030	200,000	206,911
Wells Fargo & Co.	4.97% (SOFR + 1.37%	)#	4/23/2029	102,000	103,915
Wells Fargo & Co.	5.198% (SOFR + 1.50%	)#	1/23/2030	177,000	182,318
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	195,000	202,087
Wells Fargo & Co.	6.303% (SOFR + 1.79%	)#	10/23/2029	99,000	104,630
Total					9,479,273

Beverages 0.40%
Bacardi Ltd.†	4.70%		5/15/2028	177,000	178,364
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	140,000	142,817
Bacardi-Martini BV (Netherlands)†(a)	5.55%		2/1/2030	133,000	137,400
Keurig Dr. Pepper, Inc.	4.35%		5/15/2028	100,000	100,333
Keurig Dr. Pepper, Inc.	5.10%		3/15/2027	65,000	65,756
Total					624,670

Biotechnology 0.48%
Illumina, Inc.	4.65%		9/9/2026	82,000	82,290
Illumina, Inc.	4.75%		12/12/2030	189,000	190,861
Illumina, Inc.	5.75%		12/13/2027	154,000	158,734
Royalty Pharma PLC	2.20%		9/2/2030	37,000	33,554
Royalty Pharma PLC	4.45%		3/25/2031	176,000	175,549
Royalty Pharma PLC	5.15%		9/2/2029	109,000	112,078
Total					753,066

Building Materials 0.00%
Griffon Corp.	5.75%		3/1/2028	6,000	6,015

12	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Chemicals 0.18%
Albemarle Corp.	4.65%	6/1/2027	$204,000	$205,356
Celanese U.S. Holdings LLC	1.40%	8/5/2026	80,000	78,784
Total				284,140

Commercial Services 1.19%
Ashtead Capital, Inc.†	4.375%	8/15/2027	200,000	199,966
Block, Inc.	2.75%	6/1/2026	202,000	200,898
Block, Inc.†	5.625%	8/15/2030	46,000	46,959
GEO Group, Inc.	8.625%	4/15/2029	175,000	184,185
Global Payments, Inc.	4.50%	11/15/2028	161,000	161,330
Global Payments, Inc.	4.875%	11/15/2030	271,000	271,364
Matthews International Corp.†	8.625%	10/1/2027	203,000	210,032
Rentokil Terminix Funding LLC†	5.00%	4/28/2030	200,000	203,571
Sotheby’s†	7.375%	10/15/2027	200,000	198,954
Triton Container International Ltd.†	2.05%	4/15/2026	196,000	194,488
Total				1,871,747

Computers 0.35%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	130,000	127,659
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	171,000	164,240
Gartner, Inc.†	4.50%	7/1/2028	258,000	257,228
Total				549,127

Diversified Financial Services 4.69%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	6.45%	4/15/2027	156,000	160,309
AG Issuer LLC†	6.25%	3/1/2028	130,000	131,019
Aircastle Ltd./Aircastle Ireland DAC†	5.00%	9/15/2030	150,000	151,655
Aircastle Ltd./Aircastle Ireland DAC†	5.25%	3/15/2030	150,000	153,331
Atlas Warehouse Lending Co. LP†	4.625%	11/15/2028	250,000	251,025
Atlas Warehouse Lending Co. LP†	6.05%	1/15/2028	250,000	258,063
Atlas Warehouse Lending Co. LP†	6.25%	1/15/2030	250,000	263,347
Aviation Capital Group LLC†	3.50%	11/1/2027	119,000	117,279
Aviation Capital Group LLC†	5.375%	7/15/2029	65,000	66,633
Aviation Capital Group LLC†	6.25%	4/15/2028	174,000	180,875
Avilease Capital Ltd. (Cayman Islands)†(a)	4.75%	11/12/2030	200,000	198,562
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%	2/21/2026	100,000	99,681
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.528%	11/18/2027	33,000	32,020
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.75%	2/21/2028	110,000	106,624
Avolon Holdings Funding Ltd. (Ireland)†(a)	3.25%	2/15/2027	68,000	67,281

See Notes to Financial Statements.	13

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.95%		1/15/2028	$105,000	$106,326
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.75%		3/1/2029	193,000	199,794
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.75%		11/15/2029	218,000	226,283
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%		5/4/2028	33,000	34,396
Citadel Securities Global Holdings LLC†	5.50%		6/18/2030	350,000	359,448
Equitable America Global Funding†	4.65%		6/9/2028	76,000	76,828
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	24,000	25,185
GGAM Finance Ltd. (Ireland)†(a)	8.00%		2/15/2027	115,000	117,814
GGAM Finance Ltd. (Ireland)†(a)	8.00%		6/15/2028	75,000	79,476
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	276,000	272,974
Jefferson Capital Holdings LLC†	6.00%		8/15/2026	200,000	200,156
LPL Holdings, Inc.†	4.00%		3/15/2029	169,000	166,261
LPL Holdings, Inc.†	4.625%		11/15/2027	189,000	189,028
LPL Holdings, Inc.	4.90%		4/3/2028	59,000	59,878
LPL Holdings, Inc.	5.15%		6/15/2030	91,000	92,850
LPL Holdings, Inc.	5.20%		3/15/2030	40,000	40,953
LPL Holdings, Inc.	5.70%		5/20/2027	47,000	47,930
LPL Holdings, Inc.	6.75%		11/17/2028	98,000	104,626
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	5.15%		3/17/2030	34,000	34,493
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	6.40%		3/26/2029	114,000	119,631
Navient Corp.	5.00%		3/15/2027	28,000	28,079
Navient Corp.	6.75%		6/15/2026	221,000	224,108
OneMain Finance Corp.	6.625%		1/15/2028	136,000	140,024
OneMain Finance Corp.	7.125%		3/15/2026	90,000	90,940
Rocket Cos., Inc.†	6.125%		8/1/2030	139,000	143,761
Rocket Cos., Inc.†	6.50%		8/1/2029	260,000	268,486
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	423,000	417,118
SLM Corp.	3.125%		11/2/2026	250,000	245,906
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	452,000	458,316
Synchrony Financial	3.70%		8/4/2026	50,000	49,835
Synchrony Financial	3.95%		12/1/2027	45,000	44,825
Synchrony Financial	5.019% (SOFR + 1.40%	)#	7/29/2029	77,000	77,994
United Wholesale Mortgage LLC†	5.75%		6/15/2027	200,000	201,265
Voya Global Funding†	4.60%		11/24/2030	174,000	175,106
Total					7,357,797

14	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric 3.33%
AES Corp.	5.45%		6/1/2028	$136,000	$139,200
Alexander Funding Trust II†	7.467%		7/31/2028	300,000	319,989
Algonquin Power & Utilities Corp. (Canada)(a)	5.365%	(b)	6/15/2026	196,000	196,967
Alliant Energy Finance LLC†	5.40%		6/6/2027	45,000	45,638
Ameren Corp.	5.00%		1/15/2029	20,000	20,453
Black Hills Corp.	5.95%		3/15/2028	105,000	108,980
Calpine Corp.†	5.125%		3/15/2028	136,000	136,216
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	265,000	270,407
CenterPoint Energy, Inc.	5.40%		6/1/2029	37,000	38,333
Cleco Corporate Holdings LLC	3.743%		5/1/2026	87,000	86,775
Comision Federal de Electricidad (Mexico)†(a)	4.688%		5/15/2029	200,000	198,248
Comision Federal de Electricidad (Mexico)(a)	5.70%		1/24/2030	200,000	203,780
DTE Energy Co.	5.10%		3/1/2029	95,000	97,380
Electricite de France SA (France)†(a)	5.70%		5/23/2028	201,000	207,750
Enel Finance International NV (Netherlands)†(a)	4.125%		9/30/2028	200,000	199,703
Enel Finance International NV (Netherlands)†(a)	4.375%		9/30/2030	200,000	199,310
Enel Finance International NV (Netherlands)†(a)	5.125%		6/26/2029	200,000	205,354
Eversource Energy	5.95%		2/1/2029	106,000	110,853
Fells Point Funding Trust†	3.046%		1/31/2027	355,000	350,896
FirstEnergy Pennsylvania Electric Co.†	5.15%		3/30/2026	65,000	65,161
ITC Holdings Corp.†	4.95%		9/22/2027	78,000	79,087
Liberty Utilities Co.†	5.577%		1/31/2029	80,000	82,670
Niagara Mohawk Power Corp.†	4.647%		10/3/2030	90,000	90,699
NRG Energy, Inc.†	4.734%		10/15/2030	154,000	154,295
Ohio Edison Co.†	4.95%		12/15/2029	26,000	26,600
Pacific Gas & Electric Co.	3.15%		1/1/2026	184,363	184,363
Pacific Gas & Electric Co.	3.30%		12/1/2027	100,000	98,525
Pacific Gas & Electric Co.	5.00%		6/4/2028	113,000	115,042
Pacific Gas & Electric Co.	5.45%		6/15/2027	48,000	48,829
Pacific Gas & Electric Co.	5.55%		5/15/2029	84,000	86,789
Pinnacle West Capital Corp.	4.90%		5/15/2028	30,000	30,566
PSEG Power LLC†	5.20%		5/15/2030	76,000	77,777
System Energy Resources, Inc.	6.00%		4/15/2028	300,000	311,597
Vistra Operations Co. LLC†	3.70%		1/30/2027	46,000	45,735
Vistra Operations Co. LLC†	4.30%		10/15/2028	260,000	260,922
Vistra Operations Co. LLC†	5.05%		12/30/2026	35,000	35,268
Vistra Operations Co. LLC†	5.625%		2/15/2027	298,000	298,270
Total					5,228,427

See Notes to Financial Statements.	15

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electrical Components & Equipment 0.08%
Molex Electronic Technologies LLC†	4.75%	4/30/2028	$125,000	$126,493

Electronics 0.06%
TD SYNNEX Corp.	4.30%	1/17/2029	94,000	93,849

Energy-Alternate Sources 0.34%
Greenko Dutch BV (Netherlands)†(a)	3.85%	3/29/2026	190,300	188,949
Greenko Dutch BV (Netherlands)(a)	3.85%	3/29/2026	346,000	343,543
Total				532,492

Engineering & Construction 0.37%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	240,000	252,650
MasTec, Inc.†	4.50%	8/15/2028	204,000	202,964
MasTec, Inc.	5.90%	6/15/2029	116,000	121,038
Total				576,652

Entertainment 0.67%
Empire Resorts, Inc.†	7.75%	11/1/2026	200,000	196,904
Flutter Treasury DAC (Ireland)†(a)	6.375%	4/29/2029	400,000	414,174
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.375%	4/15/2027	235,000	234,476
Warnermedia Holdings, Inc.	3.755%	3/15/2027	102,000	101,500
Warnermedia Holdings, Inc.	4.054%	3/15/2029	105,000	102,154
Total				1,049,208

Food 0.89%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	570,000	569,979
Conagra Brands, Inc.	4.85%	11/1/2028	322,000	325,811
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(a)	3.00%	2/2/2029	110,000	105,983
NBM U.S. Holdings, Inc.†	7.00%	5/14/2026	400,000	400,754
Total				1,402,527

Food Service 0.13%
Sodexo, Inc.†	5.15%	8/15/2030	200,000	205,293

Gas 0.36%
National Fuel Gas Co.	4.75%	9/1/2028	82,000	82,924
National Fuel Gas Co.	5.50%	10/1/2026	80,000	80,819
National Fuel Gas Co.	5.50%	3/15/2030	111,000	114,645
Snam SpA (Italy)†(a)	5.00%	5/28/2030	200,000	204,102
Southwest Gas Corp.	5.45%	3/23/2028	80,000	82,100
Total				564,590

16	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Products 0.40%
180 Medical, Inc.†	3.875%	10/15/2029	$200,000	$195,208
Baxter International, Inc.	2.272%	12/1/2028	85,000	80,261
Baxter International, Inc.	4.45%	2/15/2029	40,000	40,150
Baxter International, Inc.	4.90%	12/15/2030	189,000	190,550
Solventum Corp.	5.45%	2/25/2027	113,000	114,671
Total				620,840

Health Care-Services 2.01%
Adventist Health System	4.742%	12/1/2030	355,000	356,539
Centene Corp.	2.45%	7/15/2028	170,000	159,311
Centene Corp.	4.25%	12/15/2027	825,000	820,654
CommonSpirit Health	4.352%	9/1/2030	55,000	54,786
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%	12/1/2026	150,000	146,659
Fresenius Medical Care U.S. Finance III, Inc.†	2.375%	2/16/2031	150,000	133,310
Fresenius Medical Care U.S. Finance III, Inc.†	3.75%	6/15/2029	150,000	146,600
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	58,000	59,469
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028	145,000	152,218
Icon Investments Six DAC (Ireland)(a)	5.809%	5/8/2027	200,000	204,193
IQVIA, Inc.†	5.00%	5/15/2027	200,000	200,094
IQVIA, Inc.	6.25%	2/1/2029	155,000	163,481
Molina Healthcare, Inc.†	4.375%	6/15/2028	110,000	108,258
Rede D’or Finance SARL (Luxembourg)(a)	4.95%	1/17/2028	200,000	200,322
Tenet Healthcare Corp.	6.125%	10/1/2028	147,000	147,747
Universal Health Services, Inc.	4.625%	10/15/2029	106,000	106,590
Total				3,160,231

Home Builders 0.10%
LGI Homes, Inc.†	8.75%	12/15/2028	150,000	156,554

Home Furnishings 0.00%
Leggett & Platt, Inc.	3.50%	11/15/2027	7,000	6,906

Insurance 3.76%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	700,000	707,370
Aon Corp.	8.205%	1/1/2027	100,000	103,755
Athene Global Funding†	1.985%	8/19/2028	35,000	32,893
Athene Global Funding†	4.721%	10/8/2029	104,000	104,176
Athene Global Funding†	5.38%	1/7/2030	160,000	163,840

See Notes to Financial Statements.	17

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Athene Global Funding†	5.516%	3/25/2027	$138,000	$140,213
Athene Global Funding†	5.583%	1/9/2029	117,000	120,240
Brighthouse Financial Global Funding†	1.55%	5/24/2026	256,217	253,499
Brighthouse Financial Global Funding†	2.00%	6/28/2028	150,000	140,830
Brighthouse Financial Global Funding†	5.55%	4/9/2027	172,000	174,512
Brighthouse Financial Global Funding†	5.65%	6/10/2029	203,000	207,755
Brown & Brown, Inc.	4.70%	6/23/2028	31,000	31,382
Brown & Brown, Inc.	4.90%	6/23/2030	39,000	39,567
CNO Global Funding†	4.375%	9/8/2028	79,000	79,179
CNO Global Funding†	4.70%	12/11/2030	82,000	82,161
CNO Global Funding†	4.875%	12/10/2027	101,000	102,389
CNO Global Funding†	4.95%	9/9/2029	51,000	51,842
CNO Global Funding†	5.875%	6/4/2027	176,000	180,008
Corebridge Global Funding†	5.20%	1/12/2029	70,000	71,881
Equitable Financial Life Global Funding†	5.45%	3/3/2028	113,000	116,065
F&G Annuities & Life, Inc.	7.40%	1/13/2028	96,000	100,558
F&G Global Funding†	1.75%	6/30/2026	332,000	327,978
F&G Global Funding†	4.65%	9/8/2028	51,000	51,378
F&G Global Funding†	5.875%	6/10/2027	53,000	54,147
FWD Group Holdings Ltd. (Hong Kong)†(a)	5.252%	9/22/2030	200,000	201,303
GA Global Funding Trust†	4.40%	9/23/2027	195,000	195,852
GA Global Funding Trust†	4.50%	9/18/2030	309,000	305,911
GA Global Funding Trust†	5.50%	1/8/2029	163,000	167,639
Jackson Financial, Inc.	5.17%	6/8/2027	46,000	46,608
Jackson National Life Global Funding†	4.55%	9/9/2030	134,000	133,588
Jackson National Life Global Funding†	4.60%	10/1/2029	150,000	150,559
Jackson National Life Global Funding†	4.70%	6/5/2028	181,000	182,997
Lincoln Financial Global Funding†	4.625%	5/28/2028	93,000	93,948
Lincoln Financial Global Funding†	5.30%	1/13/2030	106,000	109,789
MGIC Investment Corp.	5.25%	8/15/2028	165,000	165,006
Mutual of Omaha Cos Global Funding†	5.00%	4/1/2030	75,000	76,759
NMI Holdings, Inc.	6.00%	8/15/2029	35,000	36,286
Protective Life Corp.†	4.70%	1/15/2031	150,000	150,736
RGA Global Funding†	5.448%	5/24/2029	94,000	97,401
Sammons Financial Group Global Funding†	5.05%	1/10/2028	64,000	65,056
Sammons Financial Group Global Funding†	5.10%	12/10/2029	89,000	91,290
Western-Southern Global Funding†	4.50%	7/16/2028	104,000	104,894
Western-Southern Global Funding†	4.90%	5/1/2030	80,000	81,939
Total				5,895,179

18	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 1.01%
AppLovin Corp.	5.125%	12/1/2029	$601,000	$616,665
MercadoLibre, Inc. (Uruguay)(a)	2.375%	1/14/2026	220,000	219,900
Rakuten Group, Inc. (Japan)†(a)	11.25%	2/15/2027	250,000	267,525
Uber Technologies, Inc.†	4.50%	8/15/2029	478,000	478,955
Total				1,583,045

Investment Companies 0.57%
Apollo Debt Solutions BDC†	5.20%	12/8/2028	34,000	34,005
Blackstone Private Credit Fund	2.625%	12/15/2026	209,000	205,395
Blackstone Private Credit Fund	3.25%	3/15/2027	14,000	13,766
Blackstone Private Credit Fund	4.95%	9/26/2027	37,000	37,228
Blackstone Secured Lending Fund	2.125%	2/15/2027	74,000	72,030
Blackstone Secured Lending Fund	3.625%	1/15/2026	207,000	206,830
Blackstone Secured Lending Fund	5.875%	11/15/2027	53,000	54,148
Blue Owl Credit Income Corp.	3.125%	9/23/2026	14,000	13,847
Blue Owl Credit Income Corp.	4.70%	2/8/2027	51,000	50,826
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	63,000	62,612
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	136,000	141,245
Total				891,932

Leisure Time 0.81%
Carnival Corp.†	4.00%	8/1/2028	455,000	448,518
Carnival Corp.†	7.00%	8/15/2029	139,000	145,965
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	296,000	292,871
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026	162,000	162,018
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	151,000	152,188
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026	75,000	75,121
Total				1,276,681

Lodging 0.19%
Hyatt Hotels Corp.	5.25%	6/30/2029	66,000	67,957
Las Vegas Sands Corp.	3.50%	8/18/2026	212,000	211,136
Las Vegas Sands Corp.	5.90%	6/1/2027	12,000	12,245
Total				291,338

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	132,000	130,456

Machinery-Diversified 1.03%
Chart Industries, Inc.†	7.50%	1/1/2030	238,000	248,352
CNH Industrial Capital LLC	4.75%	3/21/2028	34,000	34,419

See Notes to Financial Statements.	19

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery-Diversified (continued)
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(a)	9.00%	2/15/2029	$200,000	$209,996
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	175,000	186,375
Regal Rexnord Corp.	6.05%	2/15/2026	187,000	187,370
Regal Rexnord Corp.	6.05%	4/15/2028	318,000	329,108
Regal Rexnord Corp.	6.30%	2/15/2030	158,000	167,520
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	250,000	250,212
Total				1,613,352

Media 0.98%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	9,000	8,993
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026	191,000	191,412
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	188,000	189,209
Discovery Communications LLC	3.95%	3/20/2028	380,000	373,540
Fox Corp.	4.709%	1/25/2029	243,000	246,169
Nexstar Media, Inc.†	5.625%	7/15/2027	131,000	131,793
Paramount Global	2.90%	1/15/2027	62,000	61,021
Paramount Global	3.70%	6/1/2028	45,000	44,011
Paramount Global	4.20%	6/1/2029	103,000	100,385
Paramount Global	7.875%	7/30/2030	128,000	138,519
Sirius XM Radio LLC†	3.125%	9/1/2026	57,000	56,676
Total				1,541,728

Mining 1.20%
Anglo American Capital PLC (United Kingdom)†(a)	4.50%	3/15/2028	200,000	201,269
Anglo American Capital PLC (United Kingdom)†(a)	4.75%	4/10/2027	200,000	201,626
First Quantum Minerals Ltd. (Canada)†(a)	9.375%	3/1/2029	200,000	210,853
Freeport Indonesia PT (Indonesia)(a)	4.763%	4/14/2027	400,000	402,686
Glencore Funding LLC†	5.186%	4/1/2030	189,000	194,404
Glencore Funding LLC†	5.371%	4/4/2029	366,000	377,925
Glencore Funding LLC†	6.125%	10/6/2028	85,000	89,271
Stillwater Mining Co.	4.00%	11/16/2026	200,000	198,715
Total				1,876,749

Miscellaneous Manufacturing 0.50%
Entegris, Inc.†	4.75%	4/15/2029	305,000	305,969
Hillenbrand, Inc.	6.25%	2/15/2029	253,000	258,971
Trinity Industries, Inc.†	7.75%	7/15/2028	218,000	226,616
Total				791,556

20	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas 6.87%
Antero Resources Corp.†	5.375%	3/1/2030	$242,000	$245,493
Antero Resources Corp.†	7.625%	2/1/2029	129,000	131,439
APA Corp.	4.375%	10/15/2028	415,000	414,218
Chord Energy Corp.†	6.00%	10/1/2030	119,000	120,912
CITGO Petroleum Corp.†	8.375%	1/15/2029	349,000	364,200
Civitas Resources, Inc.†	5.00%	10/15/2026	388,000	388,313
Civitas Resources, Inc.†	8.375%	7/1/2028	291,000	300,208
Continental Resources, Inc.†	2.268%	11/15/2026	661,000	647,482
Continental Resources, Inc.	4.375%	1/15/2028	209,000	208,759
Continental Resources, Inc.†	5.75%	1/15/2031	184,000	188,781
Coterra Energy, Inc.	3.90%	5/15/2027	300,000	299,051
Coterra Energy, Inc.	4.375%	3/15/2029	76,000	76,299
Crescent Energy Finance LLC†	9.25%	2/15/2028	296,000	306,288
Devon Energy Corp.	5.25%	10/15/2027	225,000	225,016
Ecopetrol SA (Colombia)(a)	8.625%	1/19/2029	395,000	423,636
EQT Corp.†	3.125%	5/15/2026	243,000	241,656
EQT Corp.	4.50%	1/15/2029	60,000	60,154
EQT Corp.	6.375%	4/1/2029	558,000	577,588
EQT Corp.	7.50%	6/1/2030	61,000	67,194
Expand Energy Corp.	5.375%	2/1/2029	99,000	99,003
Expand Energy Corp.†	5.875%	2/1/2029	274,000	274,031
Expand Energy Corp.†	6.75%	4/15/2029	278,000	279,654
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	197,000	203,684
Helmerich & Payne, Inc.	4.65%	12/1/2027	102,000	102,865
Helmerich & Payne, Inc.	4.85%	12/1/2029	110,000	110,895
HF Sinclair Corp.	5.00%	2/1/2028	201,000	201,044
Kosmos Energy Ltd.	7.125%	4/4/2026	200,000	199,276
Matador Resources Co.†	6.875%	4/15/2028	243,000	249,264
Occidental Petroleum Corp.	5.20%	8/1/2029	59,000	60,505
Occidental Petroleum Corp.	6.125%	1/1/2031	238,000	251,710
Occidental Petroleum Corp.	6.625%	9/1/2030	38,000	40,936
Occidental Petroleum Corp.	7.50%	5/1/2031	39,000	43,905
Occidental Petroleum Corp.	8.875%	7/15/2030	220,000	255,112
Ovintiv, Inc.	5.375%	1/1/2026	250,000	250,000
Ovintiv, Inc.	5.65%	5/15/2028	42,000	43,251
Permian Resources Operating LLC†	5.875%	7/1/2029	12,000	12,110
Permian Resources Operating LLC†	8.00%	4/15/2027	326,000	331,381
Petrobras Global Finance BV (Netherlands)(a)	5.125%	9/10/2030	265,000	260,013

See Notes to Financial Statements.	21

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Petroleos Mexicanos (Mexico)(a)	8.75%	6/2/2029	$150,000	$160,908
Range Resources Corp.	8.25%	1/15/2029	257,000	262,254
SM Energy Co.	6.50%	7/15/2028	132,000	134,057
SM Energy Co.	6.75%	9/15/2026	477,000	479,453
Suncor Energy, Inc. (Canada)(a)	7.875%	6/15/2026	103,000	104,648
Tengizchevroil Finance Co. International Ltd.†	3.25%	8/15/2030	200,000	185,780
Tengizchevroil Finance Co. International Ltd.	4.00%	8/15/2026	600,000	597,633
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	200,000	198,766
Viper Energy Partners LLC	4.90%	8/1/2030	103,000	104,248
Total				10,783,073

Oil & Gas Services 0.05%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.25%	4/1/2028	82,000	82,548

Packaging & Containers 0.05%
Amcor Flexibles North America, Inc.	4.80%	3/17/2028	34,000	34,500
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	48,000	46,320
Total				80,820

Pharmaceuticals 1.25%
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	646,000	646,827
Bayer U.S. Finance LLC†	6.125%	11/21/2026	200,000	202,930
Bayer U.S. Finance LLC†	6.375%	11/21/2030	400,000	427,815
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%	4/15/2029	207,000	223,774
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%	4/30/2028	200,000	195,721
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	267,000	264,516
Total				1,961,583

Pipelines 2.51%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%	6/15/2029	145,000	145,096
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.625%	7/15/2026	200,000	200,930
Buckeye Partners LP	3.95%	12/1/2026	181,000	179,130
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	109,000	113,405
Columbia Pipelines Holding Co. LLC†	6.055%	8/15/2026	269,000	271,543
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%	6/1/2028	22,000	22,138

22	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
DT Midstream, Inc.†	4.125%	6/15/2029	$351,000	$346,538
Energy Transfer LP†	5.625%	5/1/2027	177,000	177,096
Energy Transfer LP†	6.00%	2/1/2029	360,000	363,934
Energy Transfer LP†	7.375%	2/1/2031	106,000	110,133
Hess Midstream Operations LP†	5.125%	6/15/2028	45,000	45,210
Hess Midstream Operations LP†	5.875%	3/1/2028	49,000	50,097
Kinder Morgan, Inc.	5.00%	2/1/2029	102,000	104,391
Kinetik Holdings LP†	6.625%	12/15/2028	179,000	184,422
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	122,000	123,187
South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	151,000	153,227
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	28,000	28,008
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	394,000	400,205
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	238,000	240,841
Western Midstream Operating LP	4.75%	8/15/2028	65,000	65,824
Western Midstream Operating LP	4.80%	3/1/2031	71,000	70,988
Western Midstream Operating LP	6.35%	1/15/2029	39,000	41,056
Western Midstream Operating LP†	7.25%	4/1/2030	256,000	273,407
Whistler Pipeline LLC†	5.40%	9/30/2029	111,000	114,616
Williams Cos., Inc.	4.90%	3/15/2029	115,000	117,522
Total				3,942,944

Private Equity 0.15%
Blackstone Reg Finance Co. LLC	4.30%	11/3/2030	230,000	229,995

REITS 1.85%
Crown Castle, Inc.	3.65%	9/1/2027	40,000	39,712
Crown Castle, Inc.	4.80%	9/1/2028	70,000	71,105
Crown Castle, Inc.	5.00%	1/11/2028	74,000	75,205
EPR Properties	4.50%	6/1/2027	148,000	148,307
EPR Properties	4.75%	12/15/2026	171,000	171,535
EPR Properties	4.75%	11/15/2030	134,000	133,006
Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	107,000	107,347
Iron Mountain, Inc.†	4.875%	9/15/2027	103,000	102,946
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	138,000	137,169
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	404,000	399,823

See Notes to Financial Statements.	23

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	$99,000	$99,144
Prologis Targeted U.S. Logistics Fund LP†	4.25%	1/15/2031	165,000	163,855
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	178,000	176,909
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	431,000	423,205
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	197,000	197,023
VICI Properties LP/VICI Note Co., Inc.†	4.50%	9/1/2026	180,000	180,212
Vornado Realty LP	2.15%	6/1/2026	111,000	109,798
WEA Finance LLC†	2.875%	1/15/2027	117,000	115,212
WEA Finance LLC†	3.50%	6/15/2029	62,000	60,025
Total				2,911,538

Retail 0.06%
Dick’s Sporting Goods, Inc.†	4.00%	10/1/2029	103,000	101,050

Semiconductors 0.76%
Foundry JV Holdco LLC†	5.90%	1/25/2030	740,000	774,358
Intel Corp.	2.45%	11/15/2029	64,000	59,750
Intel Corp.	3.75%	8/5/2027	73,000	72,626
Microchip Technology, Inc.	4.90%	3/15/2028	79,000	80,112
Microchip Technology, Inc.	5.05%	3/15/2029	106,000	108,209
Microchip Technology, Inc.	5.05%	2/15/2030	92,000	93,907
Total				1,188,962

Shipbuilding 0.09%
Huntington Ingalls Industries, Inc.	2.043%	8/16/2028	143,000	135,481

Software 1.07%
Atlassian Corp. (Australia)(a)	5.25%	5/15/2029	140,000	144,084
Fidelity National Information Services, Inc.	3.75%	5/21/2029	254,000	248,918
Fiserv, Inc.	5.45%	3/2/2028	82,000	84,007
MSCI, Inc.†	3.625%	9/1/2030	67,000	64,049
MSCI, Inc.†	3.875%	2/15/2031	27,000	25,947
MSCI, Inc.†	4.00%	11/15/2029	164,000	160,428
Open Text Corp. (Canada)†(a)	6.90%	12/1/2027	135,000	140,544
Oracle Corp.	4.45%	9/26/2030	531,000	519,616
ROBLOX Corp.†	3.875%	5/1/2030	180,000	172,368
SS&C Technologies, Inc.†	5.50%	9/30/2027	125,000	125,195
Total				1,685,156

24	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications 0.82%
CommScope LLC†	8.25%		3/1/2027	$117,000	$117,991
CommScope Technologies LLC†	5.00%		3/15/2027	122,000	121,809
Frontier Communications Holdings LLC†	5.00%		5/1/2028	186,000	186,500
Frontier Communications Holdings LLC†	5.875%		10/15/2027	316,000	317,929
Frontier Communications Holdings LLC	5.875%		11/1/2029	97,810	99,078
Frontier Communications Holdings LLC†	6.00%		1/15/2030	13,000	13,231
Frontier Communications Holdings LLC†	6.75%		5/1/2029	142,000	143,167
Sprint Capital Corp.	6.875%		11/15/2028	229,000	245,826
Telefonica Europe BV (Netherlands)(a)	8.25%		9/15/2030	39,000	44,768
Total					1,290,299

Toys/Games/Hobbies 0.64%
Hasbro, Inc.	3.90%		11/19/2029	453,000	446,219
Mattel, Inc.	5.00%		11/17/2030	206,000	207,490
Mattel, Inc.†	5.875%		12/15/2027	350,000	350,077
Total					1,003,786

Transportation 0.40%
GXO Logistics, Inc.	6.25%		5/6/2029	215,000	226,732
XPO, Inc.†	6.25%		6/1/2028	390,000	398,387
Total					625,119

Trucking & Leasing 0.31%
FTAI Aviation Investors LLC†	5.50%		5/1/2028	164,000	164,499
GATX Corp.	5.40%		3/15/2027	50,000	50,732
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.20%		4/1/2027	271,000	271,187
Total					486,418
Total Corporate Bonds (cost $83,930,358)					85,053,752

FLOATING RATE LOANS(c) 3.60%

Airlines 0.36%
American Airlines, Inc. 2017 1st Lien Term Loan	5.693% (3 mo. USD Term SOFR + 1.75%	)	1/29/2027	470,000	470,035
American Airlines, Inc. 2025 Term Loan	6.134% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	101,267	101,634
Total					571,669

Biotechnology 0.22%
RPI Intermediate Finance Partnership LP 2025 Term Loan	5.191% (1 mo. USD Term SOFR + 1.38%	)	2/4/2030	359,112	351,480	(d)

See Notes to Financial Statements.	25

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services & Supplies 0.21%
Boost Newco Borrower LLC 2025 USD Term Loan B2	5.672% (3 mo. USD Term SOFR + 2.00%	)	1/31/2031	$322,562	$323,470

Diversified Financial Services 0.25%
Corpay Technologies Operating Co. LLC Term Loan B5	5.466% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	332,073	332,786
Setanta Aircraft Leasing DAC 2024 Term Loan B (Ireland)(a)	5.422% (3 mo. USD Term SOFR + 1.75%	)	11/5/2028	65,679	66,084
Total					398,870

Electric 0.38%
Calpine Corp. 2024 Term Loan B10	5.466% (1 mo. USD Term SOFR + 1.75%	)	1/31/2031	125,000	125,132
Calpine Corp. 2024 Term Loan B5	5.466% (1 mo. USD Term SOFR + 1.75%	)	2/15/2032	475,000	475,446
Total					600,578

Health Care Products 0.04%
Medline Borrower LP 2025 Term Loan B	5.466% (1 mo. USD Term SOFR + 1.75%	)	10/23/2028	63,121	63,380

Internet 0.37%
Gen Digital, Inc. 2021 Term Loan A	5.191% (1 mo. USD Term SOFR + 1.38%	)	9/10/2027	585,976	586,709

Machinery: Diversified 0.05%
INNIO Group Holding GmbH 2025 Term Loan B2 (Austria)(a)	6.134% (3 mo. USD Term SOFR + 2.25%	)	11/2/2028	77,000	77,369

Manufacturing 0.02%
DirecTV Financing LLC Term Loan	9.102% (3 mo. USD Term SOFR + 5.00%	)	8/2/2027	29,413	29,505

Oil & Gas 0.40%
Hilcorp Energy I LP Term Loan B	5.736% (1 mo. USD Term SOFR + 2.00%	)	2/11/2030	283,458	284,345
Occidental Petroleum Corp. 2 Year Term Loan	5.475% (1 mo. USD Term SOFR + 1.63%	)	8/3/2026	350,356	350,794
Total					635,139

26	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines 0.11%
Venture Global Plaquemines LNG LLC 2024 Contingency Reserve Delayed Draw Term Loan	5.941% (1 mo. USD Term SOFR + 2.23%	)	5/25/2029	$17,065	$17,022
Venture Global Plaquemines LNG LLC Base Term Loan	5.941% (1 mo. USD Term SOFR + 2.23%	)	5/25/2029	153,285	152,775
Total					169,797

Retail 0.21%
KFC Holding Co. 2021 Term Loan B	5.599% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	320,707	322,409

Software 0.39%
Press Ganey Holdings, Inc. 2025 Repriced Term Loan B	6.716% (1 mo. USD Term SOFR + 3.00%	)	4/30/2031	398,060	399,304
RealPage, Inc. 1st Lien Term Loan	6.934% (3 mo. USD Term SOFR + 3.00%	)	4/24/2028	204,466	204,545
Total					603,849

Telecommunications 0.59%
CommScope, Inc. 2024 Term Loan	8.466% (1 mo. USD Term SOFR + 4.75%	)	12/17/2029	350,000	351,113
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.181% (1 mo. USD Term SOFR + 2.35%	)	4/15/2030	570,585	568,220
Total					919,333
Total Floating Rate Loans (cost $5,669,322)					5,653,557

FOREIGN GOVERNMENT OBLIGATIONS(a) 2.35%

Dominican Republic 0.27%
Dominican Republic International Bonds	5.50%		2/22/2029	150,000	152,190
Dominican Republic International Bonds	5.95%		1/25/2027	100,000	101,205
Dominican Republic International Bonds	6.875%		1/29/2026	100,000	100,080
Dominican Republic International Bonds	8.625%		4/20/2027	66,667	68,918
Total					422,393

Hungary 0.26%
Hungary Government International Bonds	5.25%		6/16/2029	200,000	204,288
Hungary Government International Bonds†	5.375%		9/26/2030	200,000	205,547
Total					409,835

See Notes to Financial Statements.	27

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Kazakhstan 0.52%
Baiterek National Managing Holding JSC†	4.65%		10/1/2030	$200,000	$199,922
Baiterek National Managing Holding JSC†	5.45%		5/8/2028	200,000	203,170
Development Bank of Kazakhstan JSC†	5.25%		10/23/2029	200,000	205,683
Development Bank of Kazakhstan JSC†	5.625%		4/7/2030	200,000	207,151
Total					815,926

Mexico 0.50%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	775,000	790,376

Panama 0.21%
Panama Government International Bonds	7.125%		1/29/2026	200,000	200,730
Panama Government International Bonds	8.875%		9/30/2027	125,000	134,275
Total					335,005

Romania 0.59%
Romania Government International Bonds	5.25%		11/25/2027	376,000	382,350
Romania Government International Bonds†	5.75%		9/16/2030	170,000	175,610
Romania Government International Bonds†	5.875%		1/30/2029	110,000	113,676
Romania Government International Bonds	6.625%		2/17/2028	238,000	248,384
Total					920,020
Total Foreign Government Obligations (cost $3,635,002)					3,693,555

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.03%

Government National Mortgage Association Series 2014-78 IO(e)	Zero Coupon	#(f)	3/16/2056	7,918	0
Government National Mortgage Association Series 2017-23 Class AB	2.60%		12/16/2057	10,042	9,003
Government National Mortgage Association Series 2017-44 Class AD	2.65%		11/17/2048	4,610	4,474
Government National Mortgage Association Series 2017-53 Class B	2.75%		3/16/2050	22,016	20,111
Government National Mortgage Association Series 2017-61 Class A	2.60%		8/16/2058	5,923	5,628
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	12,471	11,162
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $54,811)					50,378

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.74%
Federal Home Loan Mortgage Corp.	5.198% (30 day USD SOFR Average + 2.13%	)#	8/1/2055	164,204	166,175
Federal Home Loan Mortgage Corp.	5.436% (30 day USD SOFR Average + 2.08%	)#	10/1/2055	96,838	98,062

28	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	5.439% (30 day USD SOFR Average + 2.16%	)#	8/1/2055	$67,464	$68,570
Federal Home Loan Mortgage Corp.	5.526% (30 day USD SOFR Average + 2.30%	)#	7/1/2055	172,095	174,954
Federal Home Loan Mortgage Corp.	5.639% (30 day USD SOFR Average + 2.12%	)#	8/1/2055	95,805	97,602
Federal Home Loan Mortgage Corp.	5.884% (30 day USD SOFR Average + 2.12%	)#	5/1/2055	133,316	136,662
Federal Home Loan Mortgage Corp.	6.01% (30 day USD SOFR Average + 2.32%	)#	8/1/2054	63,991	65,704
Federal National Mortgage Association	5.022% (30 day USD SOFR Average + 2.30%	)#	2/1/2055	93,149	94,457
Federal National Mortgage Association	5.473% (30 day USD SOFR Average + 2.03%	)#	10/1/2055	37,891	38,486
Federal National Mortgage Association	5.575% (30 day USD SOFR Average + 2.11%	)#	10/1/2053	22,337	22,799
Federal National Mortgage Association	5.717% (30 day USD SOFR Average + 2.21%	)#	8/1/2055	142,875	146,051
Federal National Mortgage Association	5.901% (30 day USD SOFR Average + 2.13%	)#	2/1/2054	38,368	39,428
Federal National Mortgage Association	5.995% (30 day USD SOFR Average + 2.16%	)#	9/1/2055	501,416	516,665
Uniform Mortgage-Backed Security(g)	4.50%		TBA	1,070,000	1,070,110
Uniform Mortgage-Backed Security(g)	5.00%		TBA	2,247,000	2,275,180
Uniform Mortgage-Backed Security(g)	5.50%		TBA	842,000	863,125
Total Government Sponsored Enterprises Pass-Throughs (cost $5,866,322)					5,874,030

MUNICIPAL BONDS 0.14%

Health Care 0.14%
Oklahoma Development Finance Authority – OU Medicine Obligated Group (cost $218,184)	5.45%		8/15/2028	220,000	218,796

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.62%
ALA Trust Series 2025-OANA Class A†	5.494% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	110,000	110,591
ARDN Mortgage Trust Series 2025-ARCP Class A†	5.50% (1 mo. USD Term SOFR + 1.75%	)#	6/15/2035	170,000	170,553
Bank Series 2019-BN18 Class A4	3.584%		5/15/2062	245,000	236,043
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	140,000	147,267
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	320,000	335,354
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	670,000	701,208

See Notes to Financial Statements.	29

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	$200,000	$202,519
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	100,000	105,355
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	180,000	188,595
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(f)	2/15/2051	70,000	69,478
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	100,000	97,120
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(f)	11/15/2057	340,000	357,590
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(f)	5/15/2056	90,000	95,045
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	330,000	343,125
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	240,000	251,225
Benchmark Mortgage Trust Series 2025-V16 Class A3	5.439%	#(f)	8/15/2058	160,000	166,405
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	360,000	371,043
BMO Mortgage Trust Series 2023-5C2 Class A3	7.055%	#(f)	11/15/2056	110,000	117,606
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(f)	12/15/2057	220,000	229,189
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	210,000	219,835
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.192% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	167,046	167,321
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.13% (1 mo. USD Term SOFR + 1.38%	)#	8/15/2042	124,577	124,904
BX Trust Series 2024-CNYN Class A†	5.192% (1 mo. USD Term SOFR + 1.44%	)#	4/15/2041	144,242	144,530
BX Trust Series 2025-ARIA Class A†	5.031%	#(f)	12/13/2042	200,000	202,069
BX Trust Series 2025-ROIC Class A†	4.894% (1 mo. USD Term SOFR + 1.14%	)#	3/15/2030	99,612	99,597
BX Trust Series 2025-TAIL Class A†	5.15% (1 mo. USD Term SOFR + 1.40%	)#	6/15/2035	100,000	100,140
BX Trust Series 2025-VOLT Class A†	5.45% (1 mo. USD Term SOFR + 1.70%	)#	12/15/2044	390,000	390,951
Cantor Commercial Real Estate Lending Series 2019-CF1 Class A4	3.523%		5/15/2052	240,000	234,433

30	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(e)	1.057%	#(f)	11/10/2049	$164,746	$602
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(e)	0.627%	#(f)	12/10/2054	165,058	541
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(e)	Zero Coupon	#(f)	6/10/2048	182,415	2
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	124,209	123,630
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class XB1†(e)	0.211%	#(f)	9/10/2047	2,000,000	20
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(e)	1.319%	#(f)	8/10/2049	43,498	69
CONE Trust Series 2024-DFW1 Class A†	5.392% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	100,000	99,983
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(e)	0.54%	#(f)	9/15/2037	978,382	8,321
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(e)	1.751%	#(f)	1/15/2049	349,547	4
DBC Mortgage Trust Series 2025-DBC Class A†	5.101% (1 mo. USD Term SOFR + 1.35%	)#	11/15/2042	130,000	130,286
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	400,000	400,545
DBJPM Mortgage Trust Series 2016-C3 Class XA(e)	1.395%	#(f)	8/10/2049	152,724	239
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	1,344	1,330
DBWF Mortgage Trust Series 2016-85T Class XA†(e)	0.014%	#(f)	12/10/2036	3,140,000	1,185
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	9.124% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	340,000	356,832
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.124% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	241,033	242,003
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	4.874% (30 day USD SOFR Average + 1.00%	)#	10/25/2044	324	324
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.124% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	56,272	56,269
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	4.874% (30 day USD SOFR Average + 1.00%	)#	2/25/2045	76,755	76,905

See Notes to Financial Statements.	31

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	5.024% (30 day USD SOFR Average + 1.15%	)#	3/25/2044	$65,358	$65,415
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.024% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	93,125	93,345
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	4.824% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	103,410	103,458
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	4.974% (30 day USD SOFR Average + 1.10%	)#	1/25/2045	126,963	127,068
GS Mortgage Securities Corp. Trust Series 2017-485L Class XB†(e)	0.111%	#(f)	2/10/2037	1,590,000	2,362
GS Mortgage Securities Trust Series 2015-GS1 Class XB(e)	0.106%	#(f)	11/10/2048	978,118	59
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	520,000	493,450
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.467%	#(f)	1/13/2040	170,000	176,399
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	200,000	46,202
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(e)	0.556%	#(f)	12/15/2049	715,643	1,908
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(e)	1.009%	#(f)	9/15/2050	660,172	7,091
JP Morgan Mortgage Trust Series 2025-NQM4 Class A1†	4.954%	#(f)	3/25/2066	166,050	166,296
JP Morgan Mortgage Trust Series 2025-NQM5 Class A1FC†	4.787%	(b)	5/25/2065	250,000	250,284
JP Morgan Mortgage Trust Series 2025-VIS3 Class A1†	5.062%	#(f)	2/25/2066	127,851	128,385
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(e)	0.034%	#(f)	7/15/2048	90,276	1
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A4	3.414%		3/15/2050	581,939	576,033
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.64% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	110,000	110,237

32	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LBA Trust Series 2024-7IND Class A†	5.193% (1 mo. USD Term SOFR + 1.44%	)#	10/15/2041	$68,237	$68,363
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	23,793	23,756
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	200,000	209,099
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(e)	1.242%	#(f)	11/15/2049	703,916	2,753
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(e)	0.873%	#(f)	8/15/2049	1,000,000	3,556
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(f)	9/24/2057	251,694	248,741
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC3 Class A1†	4.912%	#(f)	9/25/2070	132,639	132,748
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(f)	8/25/2065	119,662	119,828
OBX Trust Series 2025-NQM17 Class A1FC†	4.848%	(b)	8/25/2065	223,133	223,104
OBX Trust Series 2025-NQM20 Class A1†	5.021%	#(f)	10/25/2065	126,923	127,367
OBX Trust Series 2025-NQM21 Class A1FC†	4.917%	(b)	10/25/2065	227,119	227,362
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	100,000	102,825
SCG Trust Series 2025-SNIP Class A†	5.25% (1 mo. USD Term SOFR + 1.50%	)#	9/15/2042	170,000	170,526
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(e)	0.305%	#(f)	2/15/2041	4,149,000	38,581
Shops at Crystals Trust Series 2016-CSTL Class XB†(e)	0.203%	#(f)	7/5/2036	1,000,000	60
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.193% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	170,000	168,682
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	5.846% (1 mo. USD Term SOFR + 2.11%	)#	10/25/2048	130,000	135,371
UBS Commercial Mortgage Trust Series 2018-C9 Class A4	4.117%	#(f)	3/15/2051	220,000	217,800
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	20,000	18,880
Verus Securitization Trust Series 2025-10 Class A1FC†	5.017%	(b)	6/25/2070	91,619	92,259
Verus Securitization Trust Series 2025-12 Class A1FC†	4.858%	(b)	12/25/2070	100,000	100,205
Verus Securitization Trust Series 2025-8 Class A1†	4.869%	#(f)	9/25/2070	96,202	96,277

See Notes to Financial Statements.	33

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust Series 2025-9 Class A1†	4.935%	#(f)	10/27/2070	$187,795	$188,156
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(e)	1.67%	#(f)	8/15/2049	814,253	2,533
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	30,000	29,308
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	310,000	324,778
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	260,000	275,507
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	340,000	355,647
Total Non-Agency Commercial Mortgage-Backed Securities (cost $13,570,658)					13,530,246

U.S. TREASURY OBLIGATIONS 5.76%
U.S. Treasury Notes (cost $9,026,969)	3.625%		8/31/2027	9,018,000	9,038,784
Total Long-Term Investments (cost $156,712,796)					157,984,275

SHORT-TERM INVESTMENTS 0.80%

REPURCHASE AGREEMENTS 0.80%
Repurchase Agreement dated 12/31/2025, 3.250% due 1/2/2026 with Fixed Income Clearing Corp. collateralized by $653,300 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $665,897; proceeds: $652,946 (cost $652,828)				652,828	652,828
Repurchase Agreement dated 12/31/2025, 3.550% due 1/2/2026 with JPMorgan Securities LLC collateralized by $596,300 of Treasury Note at 3.500% due 12/15/2028; value: $597,000; proceeds: $597,118 (cost $597,000)				597,000	597,000
Total Repurchase Agreements (cost $1,249,828)					1,249,828
Total Investments in Securities 101.42% (cost $157,962,624)					159,234,103
Other Assets and Liabilities – Net(h) (1.42)%					(2,224,921)
Net Assets 100.00%					$157,009,182

CMT	Constant Maturity Rate.
IO	Interest Only.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

34	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2025, the total value of Rule 144A securities was $84,708,895, which represents 53.95% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2025.
(a)	Foreign security traded in U.S. dollars.
(b)	Step Bond – Security with a predetermined schedule of interest rate changes.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at December 31, 2025.
(d)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(e)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at December 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.S42(4)	Goldman Sachs	1.00%	6/20/2029	$2,113,000	$39,272	$5,924	$45,196
CDX.NA.IG.S43(4)	Goldman Sachs	1.00%	12/20/2029	2,051,000	37,977	7,779	45,756
Oracle Corp.(4)	Goldman Sachs	1.00%	12/20/2027	350,000	2,656	(1,855)	801
Total					$79,905	$11,848	$91,753

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)	Value
Oracle Corp.(4)	Goldman Sachs	1.00%	12/20/2030	$148,000	$(2,549)	$(338)	$(2,887)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $13,703. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $2,193.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

See Notes to Financial Statements.	35

Schedule of Investments (continued)

December 31, 2025

Centrally Cleared Interest Rate Swap Contracts at December 31, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	4.287%	12-Month USD SOFR Index	3/20/2030	$4,610,000	$–	$(157,521)	$(157,521)
Goldman Sachs(2)	3.585%	12-Month USD SOFR Index	10/16/2029	4,300,000	–	(30,014)	(30,014)
Total					$–	$(187,535)	$(187,535)

SOFR Secured Overnight Financing Rate.

(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

Futures Contracts at December 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2026	433	Long	$90,382,902	$90,405,664	$22,762
U.S. 5-Year Treasury Note	March 2026	141	Short	(15,445,815)	(15,411,961)	33,854
Total Unrealized Appreciation on Futures Contracts						$56,616

36	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$34,666,767	$–	$34,666,767
Convertible Bonds	–	204,410	–	204,410
Corporate Bonds	–	85,053,752	–	85,053,752
Floating Rate Loans
Biotechnology	–	–	351,480	351,480
Remaining Industries	–	5,302,077	–	5,302,077
Foreign Government Obligations	–	3,693,555	–	3,693,555
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	50,378	–	50,378
Government Sponsored Enterprises Pass-Throughs	–	5,874,030	–	5,874,030
Municipal Bonds	–	218,796	–	218,796
Non-Agency Commercial Mortgage-Backed Securities	–	13,530,246	–	13,530,246
U.S. Treasury Obligations	–	9,038,784	–	9,038,784
Short-Term Investments
Repurchase Agreements	–	1,249,828	–	1,249,828
Total	$–	$158,882,623	$351,480	$159,234,103
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$91,753	$–	$91,753
Liabilities	–	(2,887)	–	(2,887)
Centrally Cleared Interest Rate Swap Contracts
Assets	–	–	–	–
Liabilities	–	(187,535)	–	(187,535)
Futures Contracts
Assets	56,616	–	–	56,616
Liabilities	–	–	–	–
Total	$56,616	$(98,669)	$–	$(42,053)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

See Notes to Financial Statements.	37

Statement of Assets and Liabilities

December 31, 2025

ASSETS:
Investments in securities, at cost	$157,962,624
Investments in securities, at fair value	$159,234,103
Deposits with brokers for futures collateral	494,925
Deposits with brokers for swap contracts collateral	674,005
Foreign cash, at value (cost $7)	7
Receivables:
Investment securities sold	5,470,621
Interest	1,647,916
Capital shares sold	149,239
Variation margin for centrally cleared swap contract agreements	12,566
Prepaid expenses	2,434
Total assets	167,685,816
LIABILITIES:
Payables:
Investment securities purchased	10,299,893
Transfer agent fees	219,872
Management fee	46,070
Capital shares reacquired	28,099
Variation margin for futures contracts	13,935
Directors’ fees	12,277
Fund administration	5,265
To bank	1,088
Accrued expenses and other liabilities	50,135
Total liabilities	10,676,634
Commitments and contingent liabilities	–
NET ASSETS	$157,009,182
COMPOSITION OF NET ASSETS:
Paid-in capital	$169,312,189
Total distributable earnings/(loss)	(12,303,007)
Net Assets	$157,009,182
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	11,842,599
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.26

38	See Notes to Financial Statements.

Statement of Operations

For the Year Ended December 31, 2025

Investment income:
Interest and other	$7,478,781
Expenses:
Management fee	495,100
Non-12b-1 service fees	353,878
Shareholder servicing	155,509
Fund administration	56,583
Professional	55,240
Custody	22,352
Reports to shareholders	17,016
Directors’ fees	6,007
Other	23,169
Gross expenses	1,184,854
Fees waived and expenses reimbursed (See Note 4)	(22,352)
Net expenses	1,162,502
Net investment income	6,316,279
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	686,052
Net realized gain/(loss) on futures contracts	(43,043)
Net realized gain/(loss) on swap contracts	242,069
Net realized gain/(loss) on foreign currency related transactions	(2)
Net change in unrealized appreciation/(depreciation) on investments	1,144,067
Net change in unrealized appreciation/(depreciation) on futures contracts	23,147
Net change in unrealized appreciation/(depreciation) on swap contracts	(271,968)
Net realized and unrealized gain/(loss)	1,780,322
Net Increase in Net Assets Resulting From Operations	$8,096,601

See Notes to Financial Statements.	39

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Operations:
Net investment income	$6,316,279	$5,913,669
Net realized gain/(loss)	885,076	(536,814)
Net change in unrealized appreciation/(depreciation)	895,246	1,089,410
Net increase in net assets resulting from operations	8,096,601	6,466,265
Distributions to shareholders:	(6,787,489)	(6,022,531)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	44,639,243	34,388,213
Reinvestment of distributions	6,787,489	6,022,531
Cost of shares reacquired	(31,348,629)	(29,711,435)
Net increase in net assets resulting from capital share transactions	20,078,103	10,699,309
Net increase in net assets	21,387,215	11,143,043
NET ASSETS:
Beginning of year	$135,621,967	$124,478,924
End of year	$157,009,182	$135,621,967

40	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
12/31/2025	$13.09	$0.60	$0.17	$0.77	$(0.60)	$13.26
12/31/2024	13.03	0.61	0.06	0.67	(0.61)	13.09
12/31/2023	12.99	0.53	0.12	0.65	(0.61)	13.03
12/31/2022	14.09	0.29	(1.00)	(0.71)	(0.39)	12.99
12/31/2021	14.31	0.20	(0.10)	0.10	(0.32)	14.09

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

42	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)
5.90	0.82	0.84	4.46	$157,009	153
5.14	0.82	0.84	4.61	135,622	107
5.05	0.83	0.85	4.04	124,479	79
(5.06)	0.83	0.84	2.12	119,180	71
0.63	0.81	0.83	1.40	120,559	66

See Notes to Financial Statements.	43

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of December 31, 2025. This report covers Short Duration Income Portfolio (the “Fund”).

The Fund’s investment objective is to seek a high level of income consistent with preservation of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation—Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of

Notes to Financial Statements (continued)

Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements—Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the

Notes to Financial Statements (continued)

risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of December 31, 2025 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Commercial Paper—The Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(c)	Expenses—Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(d)	Floating Rate Loans—The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate.

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance

Notes to Financial Statements (continued)

with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/(depreciation) on unfunded commitments is presented, if any, on the Statement of Assets and Liabilities and represents the mark to market of the unfunded portion of the Fund’s floating rate notes.

As of December 31, 2025, the Fund did not have any unfunded loan commitments.

(e)	Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(f)	Income Taxes—It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(g)	Investment Income—Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if

Notes to Financial Statements (continued)

applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(h)	Mortgage Dollar Rolls—The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Fund’s participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Fund.

(j)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions—The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.	DERIVATIVE TRANSACTIONS

Derivatives—During the fiscal year, the Fund used derivative instruments including futures contracts and swap contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

Notes to Financial Statements (continued)

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Fund to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statement of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Fund.

Futures Contracts—During the fiscal year, the Fund listed in the tables below entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the fiscal year, the Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

Notes to Financial Statements (continued)

The use of futures contracts exposes the Fund to equity price, foreign exchange and interest rate risks. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

Swap Contracts—The Fund may engage in swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. Swap transactions are contracts negotiated over-the-counter (“OTC”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund is recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and are amortized over the term of the swap. The value of OTC swap contract agreements are recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is reported as Deposits with brokers for swap contracts collateral on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities.

The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Net change in unrealized appreciation/(depreciation) on swap contracts on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s OTC swap contract agreements are subject to master netting arrangements.

Credit Default Swap Contracts—During the fiscal year, the Fund listed in the tables below entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including

Notes to Financial Statements (continued)

a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with identical reference obligation.

Interest Rate Swap Contracts—During the fiscal year, the Fund listed in the table below entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.

Summary of Derivatives Information—As of December 31, 2025, the Fund in the table below had the following derivatives at fair value, grouped into appropriate risk categories and respective location on the Statement of Assets and Liabilities:

	Series Fund-Short Duration Income Portfolio
Asset Derivatives	Statement of Assets and Liabilities Location	Interest Rate Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(1)	Receivables, variation margin for centrally cleared swap contract agreements	–	$91,753
Futures Contracts(2)	Payables, variation margin for futures contracts	$56,616	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(1)	Receivables, variation margin for centrally cleared swap contract agreements	–	$2,887
Centrally Cleared Interest Rate Swap Contracts(1)	Receivables, variation margin for centrally cleared swap contract agreements	$187,535	–
(1)	Includes the value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)

Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments.

Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (continued)

The following table presents the effect of derivatives for the Fund on the Statement of Operations for the fiscal year ended December 31, 2025:

	Series Fund-Short Duration Income Portfolio
	Statement of Operations Location	Inflation Linked/ Interest Rate Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	$216,544	–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	$25,525
Futures Contracts	Net realized gain/(loss) on futures contracts	$(43,043)	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	$(281,492)	–
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	$9,524
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$23,147	–
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts		$20,964,846	–
Credit Default Swap Contracts		–	$3,411,615
Futures Contracts		356	–

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.35%

Next $1 billion	.30%

Over $2 billion	.25%

For the fiscal year ended December 31, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .35% of the Fund’s average daily net assets.

Notes to Financial Statements (continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived $22,352 of certain fees and expenses during the fiscal year ended December 31, 2025.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Short Duration Income Portfolio	$6,787,489	$–	$–	$6,787,489

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Short Duration Income Portfolio	$6,022,531	$–	$–	$6,022,531

Notes to Financial Statements (continued)

As of December 31, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Series Fund-Short Duration Income Portfolio	$383	$–	$(12,235,312)	$(55,800)	$(12,278)	$(12,303,007)

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund-Short Duration Income Portfolio	$(2,015,659)	$(10,209,776)	$(12,225,435)

As of December 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Short Duration Income Portfolio	$159,170,494	$396,776	$(452,576)	$(55,800)

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions and net operating loss.

Fund	Total Distributable Earnings/(Loss)	Paid-in Capital
Series Fund-Short Duration Income Portfolio	$(187,206)	$187,206

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2025 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$119,723,574	$116,182,817	$116,985,138	$99,465,149

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2025, the Fund did not engage in cross-trade purchases or sales.

Notes to Financial Statements (continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees.

The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the

Notes to Financial Statements (continued)

Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended December 31, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2025, the Fund did not have any securities on loan.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an

Notes to Financial Statements (continued)

acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below

Notes to Financial Statements (continued)

investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

Notes to Financial Statements (concluded)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Shares sold	3,311,224	2,574,376
Reinvestment of distributions	513,038	461,143
Shares reacquired	(2,343,017)	(2,229,483)
Increase	1,481,245	806,036

Report of Independent Registered Public Accounting Firm

To the shareholders of Short Duration Income Portfolio and the Board of Directors of Lord Abbett Series Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Short Duration Income Portfolio (the “Fund”), one of the funds constituting Lord Abbett Series Fund, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 17, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc. Short Duration Income Portfolio	SFSDI-PORT-2 (02/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Total Return Portfolio

For the fiscal year ended December 31, 2025

1	Schedule of Investments (Item 7)

25	Statement of Assets and Liabilities (Item 7)

26	Statement of Operations (Item 7)

27	Statements of Changes in Net Assets (Item 7)

28	Financial Highlights (Item 7)

30	Notes to Financial Statements (Item 7)

45	Report of Independent Registered Public Accounting Firm (Item 7)

46	Changes in and Disagreements with Accountants (Item 8)

46	Proxy Disclosures (Item 9)

46	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 114.59%

ASSET-BACKED SECURITIES 13.78%

Automobiles 7.86%
AmeriCredit Automobile Receivables Trust Series 2022-2 Class C	5.32%	4/18/2028	$770,000	$774,618
AmeriCredit Automobile Receivables Trust Series 2025-1 Class A3†	4.12%	5/20/2030	1,205,000	1,209,249
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	1,028,883	1,039,518
CarMax Auto Owner Trust Series 2022-3 Class B	4.69%	2/15/2028	1,700,000	1,705,011
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%	1/16/2029	2,130,000	2,156,296
CarMax Auto Owner Trust Series 2024-3 Class A3	4.89%	7/16/2029	1,415,000	1,432,835
CarMax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	1,215,000	1,226,345
CarMax Select Receivables Trust Series 2025-B Class A3	4.12%	3/15/2030	1,515,000	1,519,616
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%	7/15/2027	147,565	147,545
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	1,675,000	1,705,407
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	1,200,000	1,213,249
CPS Auto Receivables Trust Series 2024-A Class D†	6.13%	4/15/2030	1,005,000	1,025,917
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%	1/15/2031	1,555,000	1,558,900
Drive Auto Receivables Trust Series 2025-2 Class A3	4.14%	9/15/2032	1,135,000	1,138,205
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	870,000	890,718
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	1,817,869	1,824,623
Exeter Automobile Receivables Trust Series 2024-4A Class C	5.48%	8/15/2030	630,000	637,293
Exeter Automobile Receivables Trust Series 2025-3A Class B	4.86%	2/15/2030	745,000	754,742
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	3,285,000	3,259,264
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	1,630,000	1,632,811
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class B	6.16%	4/16/2029	660,000	679,316
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class C	5.43%	12/17/2029	395,000	402,620
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	1,326,943	1,340,223

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Hyundai Auto Lease Securitization Trust Series 2025-B Class B†	4.94%	8/15/2029	$730,000	$740,279
LAD Auto Receivables Trust Series 2023-2A Class D†	6.30%	2/15/2031	1,100,000	1,120,268
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%	12/17/2029	965,000	974,488
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	1,555,000	1,574,580
Octane Receivables Trust Series 2023-1A Class A†	5.87%	5/21/2029	707	708
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	3,670,000	3,744,545
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%	4/17/2028	278,314	278,495
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%	6/17/2030	615,000	628,669
Santander Drive Auto Receivables Trust Series 2025-2 Class B	4.87%	5/15/2031	1,010,000	1,021,494
Santander Drive Auto Receivables Trust Series 2025-4 Class C	4.52%	1/15/2032	1,995,000	2,001,456
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	863,248	866,323
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A4	5.01%	1/22/2030	2,300,000	2,328,602
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	1,489,417	1,496,866
Westlake Automobile Receivables Trust Series 2024-2A Class C†	5.68%	3/15/2030	1,535,000	1,559,750
World Omni Auto Receivables Trust Series 2024-B Class A3	5.27%	9/17/2029	1,794,370	1,811,420
World Omni Automobile Lease Securitization Trust Series 2025-A Class B	4.68%	5/15/2030	1,635,000	1,652,842
World Omni Select Auto Trust Series 2025-A Class A2A	4.14%	5/15/2030	845,000	846,939
Total				51,922,045

Credit Card 0.89%
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A	4.65%	10/15/2037	631,000	632,795
Citibank Credit Card Issuance Trust Series 2025-A1 Class A	4.30%	6/21/2030	1,365,000	1,381,880
First National Master Note Trust Series 2024-1 Class A	5.34%	5/15/2030	2,530,000	2,581,118
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%	7/20/2029	1,250,000	1,257,083
Total				5,852,876

2	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 5.03%
AB BSL CLO 3 Ltd. Series 2021-3A Class BR†	5.434% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2038	$1,000,000	$1,000,967
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	1,130,000	1,131,811
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	485,000	485,771
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	1,010,000	1,014,188
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	1,240,000	1,251,726
Birch Grove CLO 3 Ltd. Series 2021-3A Class BR†	5.484% (3 mo. USD Term SOFR + 1.60%	)#	1/19/2038	370,000	370,358
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	550,000	553,402
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	920,000	934,626
DLLAD LLC Series 2023-1A Class A4†	4.80%		6/20/2030	1,780,000	1,804,137
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	550,000	549,300
KKR CLO 35 Ltd. Series 35A Class BR†	5.484% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2038	1,280,000	1,281,411
KKR CLO 57 Ltd. Series 2025-57A Class B†	5.979% (3 mo. USD Term SOFR + 1.70%	)#	7/15/2038	900,000	904,913
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	1,414,359	1,393,296
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.493% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	346,907	346,547
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.121% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	1,080,000	1,080,871
M&T Equipment Notes Series 2025-1A Class A3†	4.78%		9/17/2029	1,475,000	1,494,827
Madison Park Funding LXIII Ltd. Series 2023-63A Class BR†	5.62% (3 mo. USD Term SOFR + 1.75%	)#	7/21/2038	1,250,000	1,255,464
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	1,495,000	1,472,230
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A Class CR†	5.634% (3 mo. USD Term SOFR + 1.75%	)#	1/20/2037	1,380,000	1,382,027
PEAC Solutions Receivables LLC Series 2024-1A Class A3†	5.64%		11/20/2030	1,400,000	1,436,183
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	587,242	588,660
PFS Financing Corp. Series 2023-B Class A†	5.27%		5/15/2028	865,000	869,072
RAD CLO 27 Ltd. Series 2024-27A Class A1†	5.225% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	890,000	891,970

See Notes to Financial Statements.	3

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Regatta XXVIII Funding Ltd. Series 2024-2A Class A2†	5.608% (3 mo. USD Term SOFR + 1.75%	)#	4/25/2037	$870,000	$871,213
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	1,147,125	1,146,342
Silver Point CLO 4 Ltd. Series 2024-4A Class A2†	5.735% (3 mo. USD Term SOFR + 1.83%	)#	4/15/2037	1,620,000	1,622,261
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class B1†	4.818%		9/25/2032	588,006	584,031
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	2,525,000	2,575,040
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	1,205,000	1,235,487
Warwick Capital CLO 6 Ltd. Series 2025-6A Class A1†	5.531% (3 mo. USD Term SOFR + 1.43%	)#	7/20/2038	1,665,000	1,670,120
Total					33,198,251
Total Asset-Backed Securities (cost $90,347,089)					90,973,172

				Shares

COMMON STOCKS 0.01%

Diversified Telecommunication Services 0.01%
Luxco Co. Ltd.*(a) (cost $54,808)				3,060	55,110

				Principal Amount

CORPORATE BONDS 42.42%

Aerospace/Defense 0.78%
ATI, Inc.	7.25%		8/15/2030	$626,000	661,724
Boeing Co.	6.528%		5/1/2034	647,000	716,041
Boeing Co.	6.858%		5/1/2054	568,000	638,363
Hexcel Corp.	5.875%		2/26/2035	1,077,000	1,129,705
Northrop Grumman Corp.	3.25%		1/15/2028	1,315,000	1,298,620
TransDigm, Inc.†	6.75%		1/31/2034	693,000	722,327
Total					5,166,780

Agriculture 0.50%
Altria Group, Inc.	4.875%		2/4/2028	1,136,000	1,155,116
Imperial Brands Finance PLC (United Kingdom)†(b)	5.875%		7/1/2034	1,318,000	1,378,804
Japan Tobacco, Inc. (Japan)†(b)	5.85%		6/15/2035	697,000	744,320
Total					3,278,240

4	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.41%
AS Mileage Plan IP Ltd. (Cayman Islands)†(b)	5.308%		10/20/2031	$1,693,000	$1,708,866
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%		9/20/2031	974,000	982,120
Total					2,690,986

Auto Manufacturers 0.80%
Ford Motor Credit Co. LLC	2.90%		2/10/2029	901,000	847,082
Ford Motor Credit Co. LLC	5.303%		9/6/2029	754,000	760,272
Ford Motor Credit Co. LLC	6.054%		11/5/2031	668,000	685,208
Ford Motor Credit Co. LLC	7.20%		6/10/2030	831,000	891,357
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	618,000	648,113
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028	918,000	952,796
Toyota Motor Credit Corp.	4.55%		9/20/2027	504,000	510,659
Total					5,295,487

Auto Parts & Equipment 0.20%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		9/15/2032	635,000	658,868
ZF North America Capital, Inc.†	6.75%		4/23/2030	648,000	640,776
Total					1,299,644

Banks 6.36%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	800,000	732,833
AIB Group PLC (Ireland)†(b)	6.608% (SOFR + 2.33%	)#	9/13/2029	1,224,000	1,300,207
Banco de Credito del Peru SA (Peru)†(b)	5.65% (5 yr. CMT + 1.96%	)#	1/15/2037	1,080,000	1,086,750
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	2,750,000	2,624,109
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	3,996,000	3,990,376
BankUnited, Inc.	5.125%		6/11/2030	1,140,000	1,146,013
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	1,186,000	1,184,090
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	2,173,000	2,153,965
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%	)#	7/23/2032	1,956,000	2,051,564
First Citizens BancShares, Inc.	5.60% (5 yr. CMT + 1.85%	)#	9/5/2035	1,324,000	1,322,162
Freedom Mortgage Corp.†	12.25%		10/1/2030	1,100,000	1,220,767
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	1,193,000	1,068,884

See Notes to Financial Statements.	5

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	$1,436,000	$1,428,373
JPMorgan Chase & Co.	5.294% (SOFR + 1.46%	)#	7/22/2035	739,000	762,674
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%	)#	7/23/2036	759,000	785,437
Macquarie Group Ltd. (Australia)†(b)	4.654% (3 mo. USD Term SOFR + 1.99%	)#	3/27/2029	1,500,000	1,514,201
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	1,171,000	1,040,832
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	907,000	923,189
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035	713,000	734,214
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%	)#	1/22/2035	916,000	966,116
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035	1,332,000	1,401,832
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	1,407,000	1,417,759
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035	1,349,000	1,425,188
UBS Group AG (Switzerland)†(b)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	1,717,000	1,689,928
UBS Group AG (Switzerland)†(b)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	869,000	872,172
UBS Group AG (Switzerland)†(b)	4.988% (1 yr. CMT + 2.40%	)#	8/5/2033	757,000	768,631
UBS Group AG (Switzerland)†(b)	6.327% (1 yr. CMT + 1.60%	)#	12/22/2027	662,000	675,950
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	3,925,000	3,836,258
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	1,873,000	1,861,271
Total					41,985,745

Biotechnology 0.68%
Amgen, Inc.	5.15%		3/2/2028	1,618,000	1,656,185
Genmab AS/Genmab Finance LLC (Denmark)†(b)	6.25%		12/15/2032	641,000	657,372
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050	942,000	575,449
Royalty Pharma PLC	5.40%		9/2/2034	1,585,000	1,624,868
Total					4,513,874

6	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Building Materials 0.20%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%	7/15/2031	$651,000	$686,696
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	631,000	634,402
Total				1,321,098

Chemicals 0.46%
Celanese U.S. Holdings LLC	7.00%	2/15/2031	982,000	1,006,014
OCP SA (Malaysia)(b)	6.75%	5/2/2034	617,000	665,224
Rain Carbon, Inc.†	12.25%	9/1/2029	645,000	672,468
Solstice Advanced Materials, Inc.†	5.625%	9/30/2033	682,000	688,420
Total				3,032,126

Coal 0.10%
SunCoke Energy, Inc.†	4.875%	6/30/2029	709,000	658,991

Commercial Services 1.05%
Allied Universal Holdco LLC†	7.875%	2/15/2031	633,000	667,482
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%	6/1/2029	749,000	741,864
EquipmentShare.com, Inc.†	9.00%	5/15/2028	883,000	918,700
Global Payments, Inc.	2.90%	11/15/2031	1,102,000	988,341
Global Payments, Inc.	5.55%	11/15/2035	1,411,000	1,402,992
Herc Holdings, Inc.†(c)	7.25%	6/15/2033	562,000	596,267
Rentokil Terminix Funding LLC†	5.625%	4/28/2035	1,393,000	1,439,197
Rollins, Inc.	5.25%	2/24/2035	134,000	136,784
Total				6,891,627

Computers 0.32%
CACI International, Inc.†	6.375%	6/15/2033	548,000	567,689
Gartner, Inc.†	4.50%	7/1/2028	1,188,000	1,184,448
International Business Machines Corp.	6.50%	1/15/2028	342,000	359,216
Total				2,111,353

Cosmetics/Personal Care 0.29%
Kenvue, Inc.	5.10%	3/22/2043	1,041,000	1,002,948
Opal Bidco SAS (France)†(b)	6.50%	3/31/2032	901,000	923,452
Total				1,926,400

Diversified Financial Services 2.80%
Aircastle Ltd.†	2.85%	1/26/2028	1,114,000	1,083,438
Aircastle Ltd.†	6.50%	7/18/2028	998,000	1,049,511
Atlas Warehouse Lending Co. LP†	4.95%	11/15/2030	1,385,000	1,390,345
Aviation Capital Group LLC†	6.375%	7/15/2030	1,471,000	1,572,874

See Notes to Financial Statements.	7

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Aviation Capital Group LLC†	6.75%		10/25/2028	$594,000	$630,767
Avilease Capital Ltd. (Cayman Islands)†(b)	4.75%		11/12/2030	932,000	925,299
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.125%		2/21/2026	878,000	875,196
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.528%		11/18/2027	133,000	129,050
Avolon Holdings Funding Ltd. (Ireland)†(b)	6.375%		5/4/2028	470,000	489,886
Citadel Securities Global Holdings LLC†	6.20%		6/18/2035	1,656,000	1,744,749
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033	798,000	833,476
LPL Holdings, Inc.†	4.00%		3/15/2029	1,291,000	1,270,076
LPL Holdings, Inc.	5.75%		6/15/2035	747,000	769,365
Muthoot Finance Ltd. (India)(b)	6.375%		4/23/2029	750,000	761,924
Navient Corp.	11.50%		3/15/2031	814,000	912,345
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	913,000	914,828
Nuveen LLC†	5.85%		4/15/2034	936,000	984,822
OneMain Finance Corp.	7.50%		5/15/2031	643,000	677,001
Osaic Holdings, Inc.†	6.75%		8/1/2032	644,000	673,096
Rocket Cos., Inc.†	6.375%		8/1/2033	783,000	817,349
Total					18,505,397

Electric 3.42%
AES Corp.†	3.95%		7/15/2030	1,193,000	1,166,102
Appalachian Power Co.	5.65%		4/1/2034	1,003,000	1,050,996
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	820,000	858,609
Dominion Energy, Inc.	5.45%		3/15/2035	1,048,000	1,074,206
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	448,000	465,927
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(b)	7.25%		1/31/2041	568,551	598,559
Florida Power & Light Co.	5.60%		2/15/2066	658,000	648,354
Florida Power & Light Co.	5.80%		3/15/2065	405,000	411,811
Indianapolis Power & Light Co.†	5.65%		12/1/2032	1,762,000	1,842,894
Lightning Power LLC†	7.25%		8/15/2032	613,000	652,181
Louisville Gas & Electric Co.	5.85%		8/15/2055	669,000	674,779
Narragansett Electric Co.†	5.35%		5/1/2034	1,005,000	1,037,972
NRG Energy, Inc.†	4.45%		6/15/2029	537,000	535,428
NRG Energy, Inc.†	5.407%		10/15/2035	747,000	746,612
NRG Energy, Inc.†	6.00%		2/1/2033	796,000	813,340
Oglethorpe Power Corp.	5.80%		6/1/2054	620,000	608,300
Oglethorpe Power Corp.	5.90%		2/1/2055	455,000	451,792

8	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
PSEG Power LLC†	5.75%	5/15/2035	$508,000	$527,614
Public Service Electric & Gas Co.	4.85%	8/1/2034	2,181,000	2,199,781
Talen Energy Supply LLC†	6.25%	2/1/2034	773,000	788,757
Union Electric Co.	5.125%	3/15/2055	606,000	556,482
Virginia Electric & Power Co.	5.05%	8/15/2034	1,793,000	1,819,418
Vistra Operations Co. LLC†	5.70%	12/30/2034	1,699,000	1,754,867
Vistra Operations Co. LLC†	7.75%	10/15/2031	591,000	626,251
VoltaGrid LLC†	7.375%	11/1/2030	680,000	674,037
Total				22,585,069

Electronics 0.27%
Flex Ltd.	5.375%	11/13/2035	859,000	857,305
Vontier Corp.	2.95%	4/1/2031	1,030,000	945,328
Total				1,802,633

Engineering & Construction 0.30%
MasTec, Inc.†	4.50%	8/15/2028	1,319,000	1,312,301
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028	690,000	681,020
Total				1,993,321

Entertainment 0.26%
Flutter Treasury DAC (Ireland)†(b)	5.875%	6/4/2031	1,039,000	1,054,008
Warnermedia Holdings, Inc.	4.279%	3/15/2032	760,000	668,093
Total				1,722,101

Equity Real Estate 0.15%
Kennedy-Wilson, Inc.	4.75%	3/1/2029	1,011,000	986,821

Food 0.73%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	5.75%	3/31/2034	687,000	690,638
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(b)	3.625%	1/15/2032	834,000	781,427
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(b)	5.75%	4/1/2033	865,000	904,217
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.†	6.375%	4/15/2066	894,000	892,370
Mars, Inc.†	5.20%	3/1/2035	758,000	779,371
Pilgrim’s Pride Corp.	3.50%	3/1/2032	830,000	767,451
Total				4,815,474

See Notes to Financial Statements.	9

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gas 0.41%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	$1,443,000	$1,430,498
National Fuel Gas Co.	5.95%	3/15/2035	1,234,000	1,293,293
Total				2,723,791

Health Care-Products 0.99%
180 Medical, Inc.†	5.30%	10/8/2035	1,037,000	1,035,981
Baxter International, Inc.	2.539%	2/1/2032	2,007,000	1,749,407
Baxter International, Inc.	5.65%	12/15/2035	1,952,000	1,976,192
Solventum Corp.	5.60%	3/23/2034	716,000	745,270
VSP Optical Group, Inc.†	5.45%	12/1/2035	1,041,000	1,048,322
Total				6,555,172

Health Care-Services 1.31%
Centene Corp.	2.45%	7/15/2028	2,405,000	2,253,784
DaVita, Inc.†	6.875%	9/1/2032	618,000	643,688
Fresenius Medical Care U.S. Finance III, Inc.†	2.375%	2/16/2031	1,106,000	982,940
HCA, Inc.	5.50%	3/1/2032	1,727,000	1,800,403
Icon Investments Six DAC (Ireland)(b)	6.00%	5/8/2034	1,043,000	1,103,486
Tenet Healthcare Corp.†	6.00%	11/15/2033	674,000	694,367
UnitedHealth Group, Inc.	3.45%	1/15/2027	686,000	683,550
Universal Health Services, Inc.	2.65%	1/15/2032	507,000	447,872
Total				8,610,090

Insurance 3.86%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028	631,000	644,649
Assurant, Inc.	2.65%	1/15/2032	595,000	527,950
Athene Global Funding†	1.985%	8/19/2028	231,000	217,097
Athene Global Funding†	2.50%	3/24/2028	447,000	429,580
Athene Global Funding†	5.033%	7/17/2030	2,709,000	2,730,887
Athene Global Funding†	5.62%	5/8/2026	1,510,000	1,517,414
Beacon Funding Trust†	6.266%	8/15/2054	986,000	1,002,294
Belrose Funding Trust II†	6.792%	5/15/2055	620,000	646,223
Brighthouse Financial Global Funding†	5.65%	6/10/2029	1,292,000	1,322,261
Brown & Brown, Inc.	2.375%	3/15/2031	2,445,000	2,194,347
Brown & Brown, Inc.	5.25%	6/23/2032	161,000	165,008
Brown & Brown, Inc.	5.55%	6/23/2035	326,000	334,478
CNO Global Funding†	5.875%	6/4/2027	1,145,000	1,171,073
Corebridge Global Funding†	4.90%	8/21/2032	796,000	801,265
GA Global Funding Trust†	2.90%	1/6/2032	2,366,000	2,105,146

10	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Insurance (continued)
GA Global Funding Trust†	5.20%		12/9/2031	$1,353,000	$1,373,913
GA Global Funding Trust†	5.50%		4/1/2032	1,336,000	1,368,053
Jackson National Life Global Funding†	4.60%		10/1/2029	1,025,000	1,028,823
New York Life Global Funding†	4.55%		1/28/2033	1,027,000	1,024,091
Pricoa Global Funding I†	4.75%		8/26/2032	802,000	809,096
Principal Life Global Funding II†	5.10%		1/25/2029	1,369,000	1,402,504
RGA Global Funding†	5.00%		8/25/2032	1,978,000	1,994,286
Sammons Financial Group Global Funding†	5.10%		12/10/2029	667,000	684,160
Total					25,494,598

Internet 1.03%
AppLovin Corp.	5.375%		12/1/2031	636,000	660,409
Meta Platforms, Inc.	4.875%		11/15/2035	955,000	954,090
Meta Platforms, Inc.	5.50%		11/15/2045	695,000	675,279
Prosus NV (Netherlands)(b)	4.027%		8/3/2050	856,000	594,807
Uber Technologies, Inc.†	4.50%		8/15/2029	2,504,000	2,509,003
Uber Technologies, Inc.	5.35%		9/15/2054	817,000	779,703
Weibo Corp. (China)(b)	3.375%		7/8/2030	680,000	645,929
Total					6,819,220

Iron-Steel 0.27%
Carpenter Technology Corp.†	5.625%		3/1/2034	652,000	663,068
Commercial Metals Co.†	5.75%		11/15/2033	656,000	671,161
Vale Overseas Ltd. (Brazil)†(b)	6.00% (5 yr. CMT + 2.43%	)#	2/25/2056	436,000	436,567
Total					1,770,796

Leisure Time 0.63%
Carnival Corp.†	6.125%		2/15/2033	978,000	1,010,386
Royal Caribbean Cruises Ltd.†	5.375%		7/15/2027	947,000	954,450
Royal Caribbean Cruises Ltd.	5.375%		1/15/2036	1,217,000	1,222,557
Royal Caribbean Cruises Ltd.†	5.625%		9/30/2031	963,000	984,806
Total					4,172,199

Lodging 0.36%
Hilton Domestic Operating Co., Inc.†	5.50%		3/31/2034	944,000	950,960
MGM China Holdings Ltd. (Macau)(b)	4.75%		2/1/2027	450,000	448,394
Wynn Macau Ltd. (Macau)†(b)	6.75%		2/15/2034	978,000	991,466
Total					2,390,820

See Notes to Financial Statements.	11

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery-Diversified 0.56%
nVent Finance SARL (Luxembourg)(b)	4.55%	4/15/2028	$2,361,000	$2,376,485
Regal Rexnord Corp.	6.05%	2/15/2026	1,336,000	1,338,644
Total				3,715,129

Media 0.74%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	684,000	653,677
Directv Financing LLC†	8.875%	2/1/2030	710,000	719,261
Paramount Global	3.375%	2/15/2028	1,174,000	1,140,453
Paramount Global	4.90%	8/15/2044	449,000	322,542
Paramount Global	6.875%	4/30/2036	1,097,000	1,081,332
Univision Communications, Inc.†	8.50%	7/31/2031	946,000	989,000
Total				4,906,265

Mining 1.66%
Anglo American Capital PLC (United Kingdom)†(b)	3.875%	3/16/2029	1,083,000	1,070,268
Anglo American Capital PLC (United Kingdom)†(b)	5.75%	4/5/2034	1,160,000	1,219,254
Antofagasta PLC (Chile)†(b)	6.25%	5/2/2034	975,000	1,051,189
Corp. Nacional del Cobre de Chile (Chile)†(b)	6.33%	1/13/2035	1,382,000	1,478,049
Glencore Funding LLC†	5.371%	4/4/2029	1,115,000	1,151,328
Glencore Funding LLC†	5.634%	4/4/2034	824,000	862,610
Glencore Funding LLC†	6.375%	10/6/2030	570,000	613,923
Hecla Mining Co.	7.25%	2/15/2028	346,000	348,584
Ivanhoe Mines Ltd. (Canada)†(b)	7.875%	1/23/2030	921,000	953,537
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(b)	6.75%	5/14/2030	741,000	775,924
Novelis Corp.†	6.875%	1/30/2030	934,000	970,278
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(b)	5.854%	5/13/2032	462,000	482,842
Total				10,977,786

Miscellaneous Manufacturing 0.10%
LSB Industries, Inc.†	6.25%	10/15/2028	646,000	647,369

Oil & Gas 2.14%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	618,000	647,779
Antero Resources Corp.†	7.625%	2/1/2029	1,160,000	1,181,931
Caturus Energy LLC†	8.50%	2/15/2030	1,267,000	1,320,485
Continental Resources, Inc.†	5.75%	1/15/2031	1,016,000	1,042,398
Crescent Energy Finance LLC†	7.375%	1/15/2033	684,000	649,535
EQT Corp.	Zero Coupon	2/1/2030	1,178,000	1,280,027

12	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
EQT Corp.	6.375%		4/1/2029	$616,000	$637,624
Expand Energy Corp.	5.375%		3/15/2030	353,000	357,864
Expand Energy Corp.†	5.875%		2/1/2029	2,349,000	2,349,268
Occidental Petroleum Corp.	6.625%		9/1/2030	1,022,000	1,100,969
ORLEN SA (Poland)†(b)	6.00%		1/30/2035	300,000	316,661
Petroleos Mexicanos (Mexico)(b)	6.70%		2/16/2032	1,290,000	1,287,362
SM Energy Co.†	6.75%		8/1/2029	643,000	648,078
Transocean International Ltd.†	7.875%		10/15/2032	673,000	706,069
Viper Energy Partners LLC	5.70%		8/1/2035	588,000	600,436
Total					14,126,486

Oil & Gas Services 0.21%
Kodiak Gas Services LLC†	6.50%		10/1/2033	659,000	673,322
WBI Operating LLC†	6.25%		10/15/2030	688,000	692,616
Total					1,365,938

Packaging & Containers 0.24%
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032	923,000	949,716
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2030	632,000	609,880
Total					1,559,596

Pharmaceuticals 1.00%
AbbVie, Inc.	4.80%		3/15/2027	1,154,000	1,166,479
Bayer Corp.†	6.65%		2/15/2028	670,000	702,082
Bayer U.S. Finance LLC†	6.375%		11/21/2030	1,065,000	1,139,057
Bayer U.S. Finance LLC†	6.50%		11/21/2033	909,000	984,400
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055	994,000	1,043,400
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(b)	4.45%		5/19/2028	1,160,000	1,175,530
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	3.15%		10/1/2026	380,000	376,465
Total					6,587,413

Pipelines 1.63%
Boardwalk Pipelines LP	3.40%		2/15/2031	881,000	834,076
Colonial Enterprises, Inc.†	5.627%		11/15/2035	677,000	684,198
Columbia Pipelines Holding Co. LLC†	4.999%		11/17/2032	1,511,000	1,511,479
DT Midstream, Inc.†	4.125%		6/15/2029	1,295,000	1,278,538
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054	490,000	474,411
Eastern Energy Gas Holdings LLC	5.80%		1/15/2035	866,000	914,994

See Notes to Financial Statements.	13

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Enbridge, Inc. (Canada)(b)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084	$1,449,000	$1,662,334
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035	923,000	960,341
NGPL PipeCo LLC†	3.25%		7/15/2031	750,000	691,158
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%		3/1/2030	817,000	829,866
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%		1/15/2029	901,000	911,754
Total					10,753,149

REITS 2.01%
Brandywine Operating Partnership LP	4.55%		10/1/2029	678,000	647,710
CFE Fibra E (Mexico)†(b)	5.875%		9/23/2040	867,711	868,204
Crown Castle, Inc.	3.30%		7/1/2030	3,417,000	3,243,385
EPR Properties	4.50%		6/1/2027	522,000	523,083
EPR Properties	4.95%		4/15/2028	511,000	515,183
Host Hotels & Resorts LP	5.70%		6/15/2032	919,000	960,145
Iron Mountain Information Management Services, Inc.†	5.00%		7/15/2032	697,000	665,816
Millrose Properties, Inc.†	6.375%		8/1/2030	747,000	764,830
Piedmont Operating Partnership LP	5.625%		1/15/2033	472,000	477,086
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	2,203,000	2,203,261
VICI Properties LP/VICI Note Co., Inc.†	4.625%		12/1/2029	910,000	908,585
VICI Properties LP/VICI Note Co., Inc.†	5.75%		2/1/2027	1,500,000	1,517,453
Total					13,294,741

Retail 0.34%
Advance Auto Parts, Inc.†	7.00%		8/1/2030	955,000	963,757
QXO Building Products, Inc.†	6.75%		4/30/2032	1,239,000	1,295,026
Total					2,258,783

Semiconductors 0.99%
Broadcom, Inc.†	4.15%		4/15/2032	983,000	962,790
Broadcom, Inc.	5.15%		11/15/2031	1,344,000	1,395,018
Foundry JV Holdco LLC†	5.50%		1/25/2031	1,021,000	1,054,555
Foundry JV Holdco LLC†	5.90%		1/25/2033	1,154,000	1,208,509
Foundry JV Holdco LLC†	6.15%		1/25/2032	605,000	641,587
Foundry JV Holdco LLC†	6.25%		1/25/2035	1,208,000	1,282,258
Total					6,544,717

14	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 0.92%
Atlassian Corp. (Australia)(b)	5.50%		5/15/2034	$835,000	$864,424
Fair Isaac Corp.†	6.00%		5/15/2033	649,000	668,685
Oracle Corp.	5.95%		9/26/2055	2,947,000	2,612,979
Oracle Corp.	6.90%		11/9/2052	688,000	680,277
Workday, Inc.	3.80%		4/1/2032	1,290,000	1,234,701
Total					6,061,066

Telecommunications 0.26%
Altice France SA (France)†(b)	9.50%		11/1/2029	677,694	700,126
Cipher Compute LLC†	7.125%		11/15/2030	965,000	984,042
Total					1,684,168

Transportation 0.68%
GXO Logistics, Inc.	6.50%		5/6/2034	2,279,000	2,467,510
Rand Parent LLC†	8.50%		2/15/2030	935,000	974,792
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	982,000	1,029,005
Total					4,471,307
Total Corporate Bonds (cost $275,666,082)					280,073,766

FLOATING RATE LOANS(d) 1.94%

Airlines 0.07%
American Airlines, Inc. 2025 Term Loan	6.134% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	440,237	441,833

Commercial Services 0.14%
Prime Security Services Borrower LLC 2025 Incremental Term Loan B	5.585% (1 mo. USD Term SOFR + 1.75%	)	3/7/2032	936,283	935,052

Distribution/Wholesale 0.06%
Resideo Funding, Inc. 2025 Incremental Term Loan	5.723% (3 mo. USD Term SOFR + 2.00%	)	8/13/2032	427,000	428,601

Diversified Financial Services 0.51%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.484% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	1,881,497	1,894,799
Citadel Securities LP 2024 First Lien Term Loan	5.672% (3 mo. USD Term SOFR + 2.00%	)	10/31/2031	738,540	743,252
Hudson River Trading LLC 2024 Term Loan B	6.486% (1 mo. USD Term SOFR + 2.75%	)	3/18/2030	756,865	761,016
Total					3,399,067

See Notes to Financial Statements.	15

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric 0.21%
Calpine Corp. 2024 Term Loan B10	5.466% (1 mo. USD Term SOFR + 1.75%	)	1/31/2031	$633,000	$633,668
NRG Energy, Inc. 2024 Term Loan	5.593% (3 mo. USD Term SOFR + 1.75%	)	4/16/2031	722,804	725,821
Total					1,359,489

Entertainment 0.31%
Flutter Financing BV 2024 Term Loan B (Netherlands)(b)	5.422% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030	1,382,368	1,382,941
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	5.716% (1 mo. USD Term SOFR + 2.00%	)	12/4/2031	337,673	336,265
Six Flags Entertainment Corp. 2024 Term Loan B	5.716% (1 mo. USD Term SOFR + 2.00%	)	5/1/2031	324,933	321,751
Total					2,040,957

Environmental Control 0.15%
Clean Harbors, Inc. 2025 Term Loan	5.216% (1 mo. USD Term SOFR + 1.50%	)	10/8/2032	949,000	958,685

Pipelines 0.15%
Colossus Acquireco LLC Term Loan B	5.41% (3 mo. USD Term SOFR + 1.75%	)	7/30/2032	990,518	990,963

Retail 0.13%
Panera Bread Co. 2022 Term Loan A3	5.516% (1 mo. USD Term SOFR + 1.50%	)	6/15/2027	412,857	413,373
Panera Bread Co. 2022 Term Loan A5	5.316% (1 mo. USD Term SOFR + 1.50%	)	6/15/2027	412,857	415,438
Total					828,811

Utilities 0.21%
Alpha Generation LLC Term Loan B	5.716% (1 mo. USD Term SOFR + 2.00%	)	9/30/2031	1,409,297	1,415,533
Total Floating Rate Loans (cost $12,759,353)					12,798,991

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.36%

Mexico 0.11%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	728,000	742,443

Romania 0.15%
Romania Government International Bonds†	6.625%		5/16/2036	946,000	987,728

16	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
South Africa 0.10%
Republic of South Africa Government International Bonds†	6.125%		12/11/2037	$664,000	$655,958
Total Foreign Government Obligations (cost $2,328,685)					2,386,129

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.88%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	2,080,000	1,870,705
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	1,640,000	1,519,443
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(e)	12/25/2032	1,600,000	1,554,511
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(e)	1/25/2033	880,000	881,889
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(e)	10/25/2033	960,000	992,069
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(e)	8/25/2032	2,510,000	2,352,392
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(e)	5/25/2033	2,260,000	2,226,509
FREMF Mortgage Trust Series K-169 Class A2	4.66%	#(e)	12/25/2034	1,030,000	1,044,331
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,167,073)					12,441,849

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.37%
Federal Home Loan Mortgage Corp.	2.00%		9/1/2050	1,663,860	1,360,571
Federal Home Loan Mortgage Corp.	3.00%		5/1/2050 - 7/1/2050	3,823,868	3,430,841
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046 - 9/1/2051	2,752,970	2,585,486
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 4/1/2054	5,153,511	5,209,053
Federal Home Loan Mortgage Corp.	5.447% (30 day USD SOFR Average + 2.35%	)#	9/1/2055	1,254,187	1,272,973
Federal Home Loan Mortgage Corp.	5.50%		7/1/2054 - 11/1/2054	4,884,918	5,042,616
Federal Home Loan Mortgage Corp.	6.00%		8/1/2039 - 2/1/2055	2,182,329	2,287,696

See Notes to Financial Statements.	17

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	$1,908,525	$1,997,821
Federal National Mortgage Association	2.50%		8/1/2050 - 5/1/2052	8,487,011	7,344,797
Federal National Mortgage Association	3.00%		4/1/2051	3,005,235	2,683,662
Federal National Mortgage Association	3.50%		9/1/2051 - 6/1/2052	2,264,958	2,120,335
Federal National Mortgage Association	5.00%		7/1/2052 - 1/1/2053	3,520,358	3,558,046
Federal National Mortgage Association	5.476% (30 day USD SOFR Average + 2.31%	)#	10/1/2055	4,918,781	5,001,107
Federal National Mortgage Association	5.50%		8/1/2040 - 10/1/2054	5,412,676	5,590,193
Federal National Mortgage Association	6.00%		10/1/2054 - 1/1/2055	1,439,421	1,508,797
Federal National Mortgage Association	6.259% (30 day USD SOFR Average + 2.12%	)#	11/1/2054	3,042,536	3,138,553
Government National Mortgage Association(f)	2.00%		TBA	1,644,000	1,361,945
Government National Mortgage Association(f)	2.50%		TBA	5,018,000	4,329,201
Government National Mortgage Association(f)	3.00%		TBA	10,076,000	9,046,722
Government National Mortgage Association(f)	4.50%		TBA	5,640,000	5,490,408
Government National Mortgage Association(f)	5.00%		TBA	7,545,000	7,522,708
Government National Mortgage Association(f)	5.50%		TBA	14,336,000	14,470,477
Government National Mortgage Association(f)	6.00%		TBA	10,354,000	10,545,306
Government National Mortgage Association(f)	6.50%		TBA	6,477,000	6,692,126
Uniform Mortgage-Backed Security(f)	2.00%		TBA	5,076,000	4,103,410
Uniform Mortgage-Backed Security(f)	2.50%		TBA	9,096,000	7,689,673
Uniform Mortgage-Backed Security(f)	3.00%		TBA	1,028,000	908,696
Uniform Mortgage-Backed Security(f)	3.50%		TBA	2,059,000	1,897,256
Uniform Mortgage-Backed Security(f)	4.00%		TBA	3,682,000	3,490,661
Uniform Mortgage-Backed Security(f)	4.50%		TBA	7,005,000	6,947,340
Uniform Mortgage-Backed Security(f)	5.00%		TBA	18,144,000	18,184,752
Uniform Mortgage-Backed Security(f)	5.50%		TBA	5,414,000	5,513,362
Uniform Mortgage-Backed Security(f)	6.00%		TBA	3,270,000	3,355,994
Uniform Mortgage-Backed Security(f)	6.50%		TBA	1,028,000	1,068,620
Uniform Mortgage-Backed Security(f)	7.00%		TBA	737,000	775,775
Total Government Sponsored Enterprises Pass-Throughs (cost $167,666,995)					167,526,979

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.03%
ALA Trust Series 2025-OANA Class A†	5.494% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	600,000	603,223
Bank Series 2019-BN21 Class A5	2.851%		10/17/2052	950,000	900,591
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	2,370,000	2,480,392

18	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(e)	10/25/2051	$1,168,169	$979,967
BBCMS Mortgage Trust Series 2023-C21 Class A5	6.00%	#(e)	9/15/2056	1,200,000	1,292,165
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	1,220,000	1,285,328
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	2,180,000	2,284,096
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(e)	11/15/2057	880,000	925,527
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	1,460,000	1,528,510
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(e)	5/15/2056	2,210,000	2,333,893
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	2,290,000	2,381,081
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	2,430,000	2,504,537
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	1,050,000	1,097,475
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(e)	12/15/2057	1,070,000	1,114,691
BMO Mortgage Trust Series 2025-5C12 Class A3	5.18%		10/15/2058	840,000	863,076
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.13% (1 mo. USD Term SOFR + 1.38%	)#	8/15/2042	594,137	595,697
BX Commercial Mortgage Trust Series 2025-COPT Class A†	5.50% (1 mo. USD Term SOFR + 1.75%	)#	8/15/2042	1,190,000	1,194,291
BX Trust Series 2025-ARIA Class A†	5.031%	#(e)	12/13/2042	1,560,000	1,576,137
BX Trust Series 2025-ROIC Class B†	5.144% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2030	1,165,455	1,162,710
BX Trust Series 2025-VLT6 Class B†	5.643% (1 mo. USD Term SOFR + 1.89%	)#	3/15/2042	490,000	489,975
BX Trust Series 2025-VOLT Class D†	6.50% (1 mo. USD Term SOFR + 2.75%	)#	12/15/2044	760,000	762,148
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(e)	7/1/2051	1,722,731	1,443,034
CIM Trust Series 2021-J3 Class A1†	2.50%	#(e)	6/25/2051	1,836,407	1,539,446
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(e)	11/27/2051	371,186	326,454
CONE Trust Series 2024-DFW1 Class A†	5.392% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	700,000	699,880
DBC Mortgage Trust Series 2025-DBC Class A†	5.101% (1 mo. USD Term SOFR + 1.35%	)#	11/15/2042	880,000	881,937

See Notes to Financial Statements.	19

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
EFMT Series 2025-INV2 Class A1†	5.387%	(g)	5/26/2070	$1,068,390	$1,077,298
EFMT Series 2025-INV4 Class A1†	5.10%	(g)	10/25/2070	1,087,051	1,090,874
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.374% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	950,000	964,040
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	8.224% (30 day USD SOFR Average + 4.35%	)#	4/25/2042	750,000	781,613
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	9.124% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	540,000	566,733
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.124% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	458,713	460,560
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	5.124% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	615,933	618,053
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	7.624% (30 day USD SOFR Average + 3.75%	)#	12/25/2042	790,000	825,945
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	7.774% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	360,000	378,764
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	6.174% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	554,458	565,120
Federal National Mortgage Association-ACES Series 2025-M4 Class A2	4.389%		8/25/2035	1,530,000	1,516,419
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(e)	6/25/2051	1,271,846	1,066,941
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(e)	6/1/2051	422,399	354,600
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(e)	8/25/2051	687,754	577,363
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(e)	4/25/2052	2,085,210	1,749,265
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(e)	7/25/2051	1,766,573	1,481,963
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(e)	1/25/2052	1,450,641	1,217,799
GS Mortgage-Backed Securities Trust Series 2021-PJ9 Class A2†	2.50%	#(e)	2/26/2052	624,169	523,610

20	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(e)	1/25/2053	$1,955,748	$1,715,077
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(e)	4/25/2052	992,794	832,847
JP Morgan Mortgage Trust Series 2021-14 Class A3†	2.50%	#(e)	5/25/2052	109,454	91,684
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(e)	6/25/2052	1,792,322	1,574,089
JP Morgan Mortgage Trust Series 2021-8 Class A3†	2.50%	#(e)	12/25/2051	493,889	413,678
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(e)	4/25/2052	1,692,361	1,487,312
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(e)	5/25/2052	977,482	858,464
JP Morgan Mortgage Trust Series 2022-1 Class A3†	2.50%	#(e)	7/25/2052	156,992	131,699
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(e)	8/25/2052	100,658	88,402
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(e)	10/25/2052	893,768	781,597
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(e)	3/25/2052	936,025	821,447
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(e)	9/25/2052	1,005,729	880,139
JP Morgan Mortgage Trust Series 2025-VIS3 Class A1†	5.062%	#(e)	2/25/2066	914,629	918,445
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.64% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	690,000	691,489
MAD Commercial Mortgage Trust Series 2025-11MD Class A†	4.754%	#(e)	10/15/2042	830,000	834,039
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	540,000	564,567
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC2 Class A1†	5.443%	#(e)	7/25/2070	1,289,661	1,303,113
New Residential Mortgage Loan Trust Series 2020-RPL1 Class B3†	3.832%	#(e)	11/25/2059	900,000	713,003
New Residential Mortgage Loan Trust Series 2025-NQM3 Class A1†	5.53%	#(e)	5/25/2065	1,025,837	1,037,815
NYMT Loan Trust Series 2025-INV2 Class A1†	5.00%	#(e)	10/25/2060	692,331	696,280
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(e)	8/25/2065	574,376	575,174

See Notes to Financial Statements.	21

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
OBX Trust Series 2025-NQM17 Class A1FC†	4.848%	(g)	8/25/2065	$957,614	$957,486
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(e)	12/25/2051	1,434,210	1,199,567
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(e)	1/26/2060	3,071	3,058
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	1,130,000	1,161,920
Sequoia Mortgage Trust Series 2025-S2 Class A1†	4.00%	#(e)	11/25/2055	348,212	326,409
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(e)	2/25/2050	11,360	10,971
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.193% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	1,580,000	1,567,747
TEXAS Commercial Mortgage Trust Series 2025-TWR Class B†	5.343% (1 mo. USD Term SOFR + 1.59%	)#	4/15/2042	1,170,000	1,168,889
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	5.846% (1 mo. USD Term SOFR + 2.11%	)#	10/25/2048	670,000	697,682
Verus Securitization Trust Series 2025-9 Class A1†	4.935%	#(e)	10/27/2070	1,414,333	1,417,049
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A3	3.055%		6/15/2052	1,065,504	1,026,586
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4	2.658%		11/15/2054	1,120,000	1,008,113
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	820,000	868,908
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class A5	5.292%		10/15/2058	1,710,000	1,760,319
Wells Fargo Mortgage-Backed Securities Trust Series 2022-2 Class A2†	2.50%	#(e)	12/25/2051	208,082	174,164
Total Non-Agency Commercial Mortgage-Backed Securities (cost $78,660,268)					79,422,449

U.S. TREASURY OBLIGATIONS 16.80%
U.S. Treasury Bonds	4.00%		11/15/2042	7,373,000	6,760,264
U.S. Treasury Bonds	4.50%		11/15/2054	22,496,400	21,225,705
U.S. Treasury Bonds	4.625%		11/15/2044	22,768,000	22,317,976
U.S. Treasury Bonds	4.75%		2/15/2045	16,449,000	16,370,610
U.S. Treasury Bonds	4.75%		5/15/2055	20,187,000	19,841,613
U.S. Treasury Notes	3.625%		8/31/2027	17,560,000	17,600,470
U.S. Treasury Notes	3.625%		8/31/2030	6,847,000	6,823,865
Total U.S. Treasury Obligations (cost $111,400,775)					110,940,503
Total Long-Term Investments (cost $751,051,128)					756,618,948

22	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.73%

REPURCHASE AGREEMENTS 1.64%
Repurchase Agreement dated 12/31/2025, 3.250% due 1/2/2026 with Fixed Income Clearing Corp. collateralized by $4,797,700 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $4,890,227; proceeds: $4,795,085 (cost $4,794,220)	$4,794,220	$4,794,220
Repurchase Agreement dated 12/31/2025, 3.750% due 1/2/2026 with JPMorgan Securities LLC collateralized by $5,804,200 of U.S. Treasury Note at 4.500% due 5/31/2029; value: $6,000,000; proceeds: $6,001,250 (cost $6,000,000)	6,000,000	6,000,000
Total Repurchase Agreements (cost $10,794,220)		10,794,220

TIME DEPOSITS 0.01%
CitiBank N.A.(h) (cost $59,813)	59,813	59,813

	Shares

MONEY MARKET FUNDS 0.08%
Fidelity Government Portfolio(h) (cost $538,313)	538,313	538,313
Total Short-Term Investments (cost $11,392,346)		11,392,346
Total Investments in Securities 116.32% (cost $762,443,474)		768,011,294
Other Assets and Liabilities - Net(i) (16.32)%		(107,733,598)
Net Assets 100.00%		$660,277,696

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2025, the total value of Rule 144A securities was $258,459,923, which represents 39.14% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2025.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at December 31, 2025.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Financial Statements.	23

Schedule of Investments (concluded)

December 31, 2025

(g)	Step Bond – Security with a predetermined schedule of interest rate changes.
(h)	Security was purchased with the cash collateral from loaned securities.
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at December 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2026	81	Long	$16,902,253	$16,911,914	$9,661

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	March 2026	49	Long	$5,686,300	$5,635,765	$(50,535)
U.S. 5-Year Treasury Note	March 2026	183	Long	20,054,215	20,002,758	(51,457)
Total Unrealized Depreciation on Futures Contracts						$(101,992)

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$90,973,172	$–	$90,973,172
Common Stocks	–	55,110	–	55,110
Corporate Bonds	–	280,073,766	–	280,073,766
Floating Rate Loans	–	12,798,991	–	12,798,991
Foreign Government Obligations	–	2,386,129	–	2,386,129
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	12,441,849	–	12,441,849
Government Sponsored Enterprises Pass-Throughs	–	167,526,979	–	167,526,979
Non-Agency Commercial Mortgage-Backed Securities	–	79,422,449	–	79,422,449
U.S. Treasury Obligations	–	110,940,503	–	110,940,503
Short-Term Investments
Repurchase Agreements	–	10,794,220	–	10,794,220
Time Deposits	–	59,813	–	59,813
Money Market Funds	538,313	–	–	538,313
Total	$538,313	$767,472,981	$–	$768,011,294
Other Financial Instruments
Futures Contracts
Assets	$9,661	$–	$–	$9,661
Liabilities	(101,992)	–	–	(101,992)
Total	$(92,331)	$–	$–	$(92,331)
(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

24	See Notes to Financial Statements.

Statement of Assets and Liabilities

December 31, 2025

ASSETS:
Investments in securities, at cost	$762,443,474
Investments in securities, at fair value including $583,536 of securities loaned	$768,011,294
Cash	31,225
Deposits with brokers for futures collateral	450,900
Receivables:
Investment securities sold	154,798,026
Interest	6,156,223
Capital shares sold	620,823
Prepaid expenses	3,130
Total assets	930,071,621
LIABILITIES:
Payables:
Investment securities purchased	267,932,902
Transfer agent fees	638,930
Collateral due to broker for securities lending	598,126
Capital shares reacquired	258,217
Management fee	155,939
Directors’ fees	73,645
Variation margin for futures contracts	36,188
Fund administration	22,277
Accrued expenses	77,701
Total liabilities	269,793,925
Commitments and contingent liabilities	–
NET ASSETS	$660,277,696
COMPOSITION OF NET ASSETS:
Paid-in capital	$760,093,418
Total distributable earnings/(loss)	(99,815,722)
Net Assets	$660,277,696
Outstanding shares (130 million shares of common stock authorized, $.001 par value)	46,500,035
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$14.20

See Notes to Financial Statements.	25

Statement of Operations

For the Year Ended December 31, 2025

Investment income:
Interest and other (net of foreign withholding taxes of $2,729)	$33,527,940
Total investment income	33,527,940
Expenses:
Management fee	1,815,891
Non-12b-1 service fees	1,621,778
Shareholder servicing	648,297
Fund administration	259,413
Professional	73,405
Directors’ fees	27,886
Reports to shareholders	21,541
Custody	21,362
Other	107,390
Gross expenses	4,596,963
Fees waived and expenses reimbursed (See Note 4)	(21,457)
Net expenses	4,575,506
Net investment income	28,952,434
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	(1,985,825)
Net realized gain/(loss) on futures contracts	(204,873)
Net realized gain/(loss) on forward foreign currency exchange contracts	2,949
Net realized gain/(loss) on swap contracts	(26,679)
Net realized gain/(loss) on foreign currency related transactions	296
Net change in unrealized appreciation/(depreciation) on investments	18,047,226
Net change in unrealized appreciation/(depreciation) on futures contracts	582,091
Net realized and unrealized gain/(loss)	16,415,185
Net Increase in Net Assets Resulting From Operations	$45,367,619

26	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Operations:
Net investment income	$28,952,434	$29,052,001
Net realized gain/(loss)	(2,214,132)	(814,530)
Net change in unrealized appreciation/(depreciation)	18,629,317	(11,798,208)
Net increase in net assets resulting from operations	45,367,619	16,439,263
Distributions to shareholders:	(30,430,240)	(29,555,278)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	107,304,821	125,596,183
Reinvestment of distributions	30,430,240	29,555,278
Cost of shares reacquired	(123,189,404)	(140,957,074)
Net increase in net assets resulting from capital share transactions	14,545,657	14,194,387
Net increase in net assets	29,483,036	1,078,372
NET ASSETS:
Beginning of year	$630,794,660	$629,716,288
End of year	$660,277,696	$630,794,660

See Notes to Financial Statements.	27

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
12/31/2025	$13.88	$0.64	$0.37	$1.01	$(0.69)	$–	$–
12/31/2024	14.20	0.66	(0.29)	0.37	(0.69)	–	–
12/31/2023	13.95	0.60	0.28	0.88	(0.63)	–	–
12/31/2022	16.85	0.41	(2.77)	(2.36)	(0.48)	(0.03)	(0.03)
12/31/2021	17.34	0.27	(0.30)	(0.03)	(0.34)	(0.12)	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

28	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)
$(0.69)	$14.20	7.19	0.71	0.71	4.46	$660,278	428
(0.69)	13.88	2.66	0.70	0.71	4.59	630,795	404
(0.63)	14.20	6.34	0.70	0.71	4.21	629,716	413
(0.54)	13.95	(14.05)	0.71	0.71	2.70	585,096	485
(0.46)	16.85	(0.24)	0.70	0.71	1.59	660,623	376

See Notes to Financial Statements.	29

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of December 31, 2025. This report covers Total Return Portfolio (the “Fund”).

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of

30

Notes to Financial Statements (continued)

Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or

31

Notes to Financial Statements (continued)

unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of December 31, 2025 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate.

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

32

Notes to Financial Statements (continued)

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/(depreciation) on unfunded commitments is presented, if any, on the Statement of Assets and Liabilities and represents the mark to market of the unfunded portion of the Fund’s floating rate notes.

As of December 31, 2025, the Fund did not have any unfunded loan commitments.

(d)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(e)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(f)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign interest and dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

(g)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

33

Notes to Financial Statements (continued)

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Fund’s participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Fund.

(i)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(j)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.	DERIVATIVE TRANSACTIONS

Derivatives–During the fiscal year, the Fund used derivative instruments including forward foreign currency exchange contracts, futures contracts and swap contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Fund to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statement of Assets and Liabilities.

34

Notes to Financial Statements (continued)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Fund.

Forward Foreign Currency Exchange Contracts–During the fiscal year, the Fund listed in the tables below is exposed to foreign currency risks associated with some or all of its portfolio investments and, during the fiscal year ended, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

Futures Contracts–During the fiscal year, the Fund listed in the tables below entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the fiscal year, the Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount

35

Notes to Financial Statements (continued)

equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price, foreign exchange and interest rate risks. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

Swap Contracts–The Fund may engage in swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. Swap transactions are contracts negotiated over-the-counter (“OTC”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund is recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and are amortized over the term of the swap. The value of OTC swap contract agreements are recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is reported as Deposits with brokers for swap contracts collateral on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Net change in unrealized appreciation/(depreciation) on swap contracts on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

36

Notes to Financial Statements (continued)

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s OTC swap contract agreements are subject to master netting arrangements.

Credit Default Swap Contracts–During the fiscal year, the Fund listed in the tables below entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with identical reference obligation.

Summary of Derivatives Information–As of December 31, 2025, the Fund in the table below had the following derivatives at fair value, grouped into appropriate risk categories and respective location on the Statement of Assets and Liabilities:

	Series Fund-Total Return Portfolio
Asset Derivatives	Statement of Assets and Liabilities Location	Interest Rate Contracts
Futures Contracts(1)	Payables, variation margin for futures contracts	$9,661
Liability Derivatives	Statement of Assets and Liabilities Location
Futures Contracts(1)	Payables, variation margin for futures contracts	$101,992

(1)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

37

Notes to Financial Statements (continued)

The following table presents the effect of derivatives for the Fund on the Statement of Operations for the fiscal year ended December 31, 2025:

		Series Fund-Total Return Portfolio
	Statement of Operations Location	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	$(26,679)
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	$2,949	–
Futures Contracts	Net realized gain/(loss) on futures contracts	$(204,873)	–	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$582,091	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
Credit Default Swap Contracts		–	–	$236,000
Forward Foreign Currency Exchange Contracts		–	$35,554	–
Futures Contracts		403	–	–

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $4 billion	.28%
Next $11 billion	.26%
Over $15 billion	.25%

For the fiscal year ended December 31, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .28% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived $21,457 of certain fees and expenses during the fiscal year ended December 31, 2025.

38

Notes to Financial Statements (continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Total Return Portfolio	$30,430,240	$–	$–	$30,430,240

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Total Return Portfolio	$29,555,278	$–	$–	$29,555,278

As of December 31, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Series Fund-Total Return Portfolio	$–	$–	$(103,601,910)	$3,859,833	$(73,645)	$(99,815,722)

39

Notes to Financial Statements (continued)

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund-Total Return Portfolio	$(36,083,723)	$(67,098,492)	$(103,182,215)

As of December 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Total Return Portfolio	$764,059,130	$7,028,110	’ $(3,168,277)	$3,859,833

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions and net operating loss.

Fund	Total Distributable Earnings/(Loss)	Paid-in Capital
Series Fund-Total Return Portfolio	$64,209	$(64,209)

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2025 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$ 2,869,431,696	$375,911,413	$2,886,884,373	$354,211,777

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2025, the Fund did not engage in cross-trade purchases or sales.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees.

The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

40

Notes to Financial Statements (continued)

8.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended December 31, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any

41

Notes to Financial Statements (continued)

additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Total Return Portfolio	$583,536	$598,126

(1)	Statement of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

42

Notes to Financial Statements (continued)

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies

43

Notes to Financial Statements (concluded)

and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Shares sold	7,452,349	8,752,158
Reinvestment of distributions	2,145,997	2,132,416
Shares reacquired	(8,530,024)	(9,800,668)
Increase	1,068,322	1,083,906

44

Report of Independent Registered Public Accounting Firm

To the shareholders of Total Return Portfolio and the Board of Directors of Lord Abbett Series Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Total Return Portfolio (the “Fund”), one of the funds constituting Lord Abbett Series Fund, Inc., as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and counterparties; when replies were not received from custodian or counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 17, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

45

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

46

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc.
	Total Return Portfolio	SFTR-PORT-2 (02/26)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: February 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: February 17, 2026

By:	/s/ Michael J. Hebert Michael J. Hebert Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: February 17, 2026